                               UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-5447
                                  ---------------------------------------------

                AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS, INC.
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

 4500 MAIN STREET, KANSAS CITY, MISSOURI                        64111
-------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)

DAVID C. TUCKER, ESQ., 4500 MAIN STREET, 9TH FLOOR, KANSAS CITY, MISSOURI 64111
-------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:       816-531-5575
                                                   ----------------------------

Date of fiscal year end:   DECEMBER 31, 2003
                        --------------------------------------------------------
Date of reporting period:  JUNE 30, 2004
                         -------------------------------------------------------

[front cover]

JUNE 30, 2004

American Century Investments
Semiannual Report

[photos]

Equity Growth Fund
Income & Growth Fund
Small Company Fund

                                 [american century logo and text logo (reg.tm)]

[inside front cover]

Our Message to You . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1

EQUITY GROWTH

INCOME & GROWTH

SMALL COMPANY

FINANCIAL STATEMENTS

OTHER INFORMATION

The opinions expressed in each of the Portfolio Commentaries reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American
Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

Our Message to You

[photo]

JAMES E. STOWERS III WITH JAMES E. STOWERS, JR.

We are pleased to provide you with the semiannual report for the Equity Growth,
Income & Growth, and Small Company funds for the six months ended June 30, 2004.

This report contains information that can help you monitor your investment.
You'll find details about your fund's return and holdings as well as data and analysis that provide insight into the market conditions affecting the fund's performance.

Through our Web site, americancentury.com, we provide quarterly commentaries on all American Century portfolios, the views of our senior investment officers, and other communications about investments, portfolio strategy, and the markets.
We also have many informative resources available in the Education & Planning section of our site to help you with your investment strategy.

Your next shareholder report for these funds will be the annual report dated
December 31, 2004, available in approximately six months.

As always, we deeply appreciate your investment with American Century
Investments.

Sincerely,

      /s/James E. Stowers, Jr.

      James E. Stowers, Jr.
      FOUNDER AND CHAIRMAN

      /s/James E. Stowers III

      James E. Stowers III
      CO-CHAIRMAN OF THE BOARD

------
1

Equity Growth - Performance

TOTAL RETURNS AS OF JUNE 30, 2004
                                   --------------------------------
                                        AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                            SINCE      INCEPTION
                       1 YEAR      5 YEARS    10 YEARS    INCEPTION       DATE
--------------------------------------------------------------------------------
INVESTOR CLASS         21.20%      -1.11%      11.93%       11.26%       5/9/91
--------------------------------------------------------------------------------
S&P 500 INDEX          19.11%      -2.20%      11.83%       10.89%         --
--------------------------------------------------------------------------------
Institutional Class    21.35%      -0.89%        --          4.12%       1/2/98
--------------------------------------------------------------------------------
Advisor Class          20.86%      -1.36%        --          3.45%      10/9/97
--------------------------------------------------------------------------------
C Class                20.16%        --          --          0.28%      7/18/01
--------------------------------------------------------------------------------

GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made June 30, 1994

ONE-YEAR RETURNS OVER 10 YEARS

Periods ended June 30
--------------------------------------------------------------------------------------------------------
                  1995     1996     1997     1998     1999    2000      2001      2002    2003     2004
--------------------------------------------------------------------------------------------------------
Investor Class   23.69%   24.23%   34.53%   37.74%   14.61%   9.35%   -15.34%   -16.81%   1.35%   21.20%
--------------------------------------------------------------------------------------------------------
S&P 500 Index    26.07%   26.00%   34.70%   30.16%   22.76%   7.25%   -14.83%   -17.99%   0.25%   19.11%
--------------------------------------------------------------------------------------------------------

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
2

Equity Growth - Portfolio Commentary

BY BILL MARTIN, TOM VAIANA, AND FEI ZOU, PORTFOLIO MANAGERS

PERFORMANCE SUMMARY

Equity Growth returned 4.95%* for the first half of 2004, compared with the
3.44% return of its benchmark index, the S&P 500. As the total returns table on the preceding page illustrates, the portfolio's long-term results also hold an advantage over the index.

STOCK MARKET REVIEW

On the heels of its strong performance in 2003, the U.S. stock market posted positive results in the first half of 2004. The economic environment remained favorable for stocks--the economy (as measured by gross domestic product) grew at a 4.5% annual rate in the first quarter of the year, and job growth rebounded sharply during the period. The earnings of S&P 500 companies surged by 27% in the first quarter--the third consecutive quarter of earnings growth above 20%--
and second-quarter profits are on track to extend that streak to four straight quarters.

However, these positive influences were tempered by concerns about higher inflation, rising oil prices, terrorism, and violence in Iraq. In addition, the
Federal Reserve enacted its first interest rate hike in more than four years on
June 30, raising its federal funds rate target from 1% to 1.25%.

Overall, the major U.S. stock indices posted single-digit returns during the first six months of 2004. Two trends from 2003 continued in the first half of this year--small-cap stocks led the market's advance, while value stocks generally outperformed growth. Every sector of the S&P 500 gained during the six-month period, but the best performers were energy, industrials, and consumer staples; lagging sectors included information technology, materials, and consumer discretionary.

PORTFOLIO OVERVIEW

Stock selection was the key to Equity Growth's outperformance of the S&P 500.
The greatest contribution to results came from the consumer staples and utilities sectors.

In the consumer staples sector, food products and tobacco stocks provided the biggest lift to performance. One of the top contributors to relative performance was Tyson Foods, a stock not represented in the S&P 500. Tyson, one of the largest meat processors in the country, soared thanks in part to increased demand sparked by the low-carbohydrate diet craze. Another top

--------------------------------------------------------------------------------
TOP TEN HOLDINGS
AS OF JUNE 30, 2004
--------------------------------------------------------------------------------
                                        % OF PORTFOLIO         % OF PORTFOLIO
                                          INVESTMENTS            INVESTMENTS
                                             AS OF                  AS OF
                                            6/30/04               12/31/03
--------------------------------------------------------------------------------
Johnson & Johnson                            3.1%                   1.4%
--------------------------------------------------------------------------------
Microsoft Corporation                        3.0%                   3.4%
--------------------------------------------------------------------------------
International Business
Machines Corp.                               2.9%                   1.8%
--------------------------------------------------------------------------------
Bank of America Corp.                        2.6%                   2.5%
--------------------------------------------------------------------------------
Pfizer, Inc.                                 2.5%                   2.8%
--------------------------------------------------------------------------------
ChevronTexaco Corp.                          2.4%                   1.8%
--------------------------------------------------------------------------------
TXU Corp.                                    2.1%                   1.0%
--------------------------------------------------------------------------------
Time Warner Inc.                             2.1%                   2.1%
--------------------------------------------------------------------------------
Disney (Walt) Co.                            2.1%                   0.7%
--------------------------------------------------------------------------------
Ford Motor Company                           2.0%                   2.0%
--------------------------------------------------------------------------------

*All fund returns referenced in this commentary are for Investor Class shares.

                                                                    (continued)

------
3

Equity Growth - Portfolio Commentary

contributor was RJ Reynolds Tobacco, which surged after gaining FTC approval for its merger with Brown & Williamson.

Stock picks in the utilities sector also fared well. Two of Equity Growth's top five contributors to performance, on both a relative and absolute basis, were overweights TXU and Edison International. TXU, the largest electricity supplier in Texas, rose as a new management team worked to reduce debt and increase earnings through asset sales and cost management. Edison reported significantly better-than-expected profits in the first quarter.

Other sectors that contributed positively to relative performance included materials and energy. In the materials sector, the portfolio benefited from overweight positions in chemicals company Monsanto, which reported increased sales of its herbicide products, and forest products concern Louisiana-Pacific, which posted strong earnings growth. Rising oil prices boosted the energy sector; Equity Growth's biggest energy overweight, Sunoco, was a top contributor to performance.

Three key sectors detracted from relative performance--information technology, industrials, and telecommunications. The information technology sector contained the biggest individual detractor from portfolio performance--Intel, which reported disappointing first-quarter earnings. Beyond Intel, the culprits were primarily stocks in the S&P 500 that performed well but were not represented in the portfolio, including Yahoo! and QUALCOMM.

In the industrials sector, the biggest relative detractors were also underweights that posted strong results, such as General Electric and Boeing.
Our stock picks among wireless telecommunications shares hurt relative performance--Equity Growth held an overweight in Nextel, which fell during the period, and an underweight in AT&T Wireless, which rose sharply. One other key detractor was Health Net, a health services provider that reported weak first-quarter earnings after a substantial write-off for hospital claims.

As always, we will continue to seek stocks that we believe have an attractive combination of value and growth potential, while attempting to balance the portfolio's risk and expected return.

--------------------------------------------------------------------------------
EQUITY GROWTH'S FIVE LARGEST
OVERWEIGHTS AS OF JUNE 30, 2004
--------------------------------------------------------------------------------
                                            % OF                   % OF
                                         PORTFOLIO'S              S&P 500
                                           STOCKS                  INDEX
--------------------------------------------------------------------------------
TXU Corp.                                   2.14%                  0.12%
--------------------------------------------------------------------------------
Federated Department
Stores, Inc.                                1.92%                  0.08%
--------------------------------------------------------------------------------
Tyson Foods, Inc. Cl A                      1.80%                   --
--------------------------------------------------------------------------------
R.J. Reynolds Tobacco
Holdings, Inc.                              1.80%                  0.05%
--------------------------------------------------------------------------------
Ford Motor Company                          1.99%                  0.27%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EQUITY GROWTH'S FIVE LARGEST
UNDERWEIGHTS AS OF JUNE 30, 2004
--------------------------------------------------------------------------------
                                            % OF                   % OF
                                         PORTFOLIO'S              S&P 500
                                           STOCKS                  INDEX
--------------------------------------------------------------------------------
General Electric Co.                         --                    3.22%
--------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                        --                    2.13%
--------------------------------------------------------------------------------
Citigroup Inc.                              0.74%                  2.26%
--------------------------------------------------------------------------------
Coca-Cola Co.                                --                    1.16%
--------------------------------------------------------------------------------
American International
Group, Inc.                                 0.64%                  1.75%
--------------------------------------------------------------------------------

------
4

Equity Growth - Schedule of Investments

JUNE 30, 2004 (UNAUDITED)

Shares                           ($IN THOUSANDS)                       Value
--------------------------------------------------------------------------------
COMMON STOCKS -- 99.7%

AEROSPACE & DEFENSE -- 0.3%
--------------------------------------------------------------------------------
           99,410  Boeing Co.                                        $    5,079
--------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS -- 0.8%
--------------------------------------------------------------------------------
           19,138  FedEx Corporation                                      1,563
--------------------------------------------------------------------------------
          145,056  United Parcel Service, Inc. Cl B                      10,904
--------------------------------------------------------------------------------
                                                                         12,467
--------------------------------------------------------------------------------
AIRLINES -- 0.2%
--------------------------------------------------------------------------------
          151,095  Southwest Airlines Co.                                 2,534
--------------------------------------------------------------------------------
AUTOMOBILES -- 2.0%
--------------------------------------------------------------------------------
        2,030,000  Ford Motor Company                                    31,770
--------------------------------------------------------------------------------
BEVERAGES -- 3.2%
--------------------------------------------------------------------------------
          345,406  Adolph Coors Company Cl B                             24,987
--------------------------------------------------------------------------------
          913,253  Coca-Cola Enterprises                                 26,475
--------------------------------------------------------------------------------
                                                                         51,462
--------------------------------------------------------------------------------
BIOTECHNOLOGY -- 0.8%
--------------------------------------------------------------------------------
          228,500  Amgen Inc.(1)                                         12,469
--------------------------------------------------------------------------------
CAPITAL MARKETS -- 2.8%
--------------------------------------------------------------------------------
          174,479  Edwards (A.G.), Inc.                                   5,938
--------------------------------------------------------------------------------
           26,416  Goldman Sachs Group, Inc. (The)                        2,487
--------------------------------------------------------------------------------
          818,800  J.P. Morgan Chase & Co.                               31,744
--------------------------------------------------------------------------------
              552  Lehman Brothers Holdings Inc.                             42
--------------------------------------------------------------------------------
           10,717  Merrill Lynch & Co., Inc.                                579
--------------------------------------------------------------------------------
           79,194  Morgan Stanley                                         4,179
--------------------------------------------------------------------------------
                                                                         44,969
--------------------------------------------------------------------------------
CHEMICALS -- 1.1%
--------------------------------------------------------------------------------
          476,400  Monsanto Co.                                          18,341
--------------------------------------------------------------------------------
COMMERCIAL BANKS -- 6.2%
--------------------------------------------------------------------------------
          487,849  Bank of America Corp.                                 41,282
--------------------------------------------------------------------------------
          700,932  National City Corp.                                   24,540
--------------------------------------------------------------------------------
          567,621  Wachovia Corp.                                        25,259
--------------------------------------------------------------------------------
          146,404  Wells Fargo & Co.                                      8,379
--------------------------------------------------------------------------------
                                                                         99,460
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES -- 2.2%
--------------------------------------------------------------------------------
           52,732  Block (H & R), Inc.                                    2,514
--------------------------------------------------------------------------------
          612,100  Cendant Corporation                                   14,984
--------------------------------------------------------------------------------
          686,231  Equifax Inc.                                          16,985
--------------------------------------------------------------------------------
            5,495  Pitney Bowes, Inc.                                       243
--------------------------------------------------------------------------------
                                                                         34,726
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT -- 3.2%
--------------------------------------------------------------------------------
          120,200  Aspect Communications
                   Corporation(1)                                         1,707
--------------------------------------------------------------------------------
          825,800  Cisco Systems Inc.(1)                                 19,571
--------------------------------------------------------------------------------
        1,656,339  Motorola, Inc.                                        30,228
--------------------------------------------------------------------------------
                                                                         51,506
--------------------------------------------------------------------------------

Shares                           ($IN THOUSANDS)                       Value
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS -- 3.4%
--------------------------------------------------------------------------------
           64,016  Dell Inc.(1)                                      $    2,293
--------------------------------------------------------------------------------
          291,138  Hewlett-Packard Co.                                    6,143
--------------------------------------------------------------------------------
          521,030  International Business Machines
                   Corp.                                                 45,929
--------------------------------------------------------------------------------
           33,727  Storage Technology Corp.(1)                              978
--------------------------------------------------------------------------------
                                                                         55,343
--------------------------------------------------------------------------------
CONSUMER FINANCE -- 1.7%
--------------------------------------------------------------------------------
          133,600  American Express Co.                                   6,864
--------------------------------------------------------------------------------
          144,598  Capital One Financial Corp.                            9,888
--------------------------------------------------------------------------------
          167,099  CompuCredit Corp.(1)                                   2,891
--------------------------------------------------------------------------------
          180,630  MBNA Corporation                                       4,658
--------------------------------------------------------------------------------
           46,437  WFS Financial Inc.(1)                                  2,299
--------------------------------------------------------------------------------
                                                                         26,600
--------------------------------------------------------------------------------
DIVERSIFIED -- 0.3%
--------------------------------------------------------------------------------
           36,100  Standard and Poor's 500
                   Depositary Receipt                                     4,135
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES -- 0.7%
--------------------------------------------------------------------------------
          255,810  Citigroup Inc.                                        11,895
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 2.5%
--------------------------------------------------------------------------------
           42,600  ALLTEL Corp.                                           2,156
--------------------------------------------------------------------------------
           78,300  AT&T Corp.                                             1,146
--------------------------------------------------------------------------------
          553,518  BellSouth Corp.                                       14,513
--------------------------------------------------------------------------------
           21,268  CenturyTel Inc.                                          639
--------------------------------------------------------------------------------
          113,926  SBC Communications Inc.                                2,763
--------------------------------------------------------------------------------
          198,321  Sprint Corp.                                           3,490
--------------------------------------------------------------------------------
          419,084  Verizon Communications                                15,167
--------------------------------------------------------------------------------
                                                                         39,874
--------------------------------------------------------------------------------
ELECTRIC UTILITIES -- 4.6%
--------------------------------------------------------------------------------
        1,226,365  CenterPoint Energy, Inc.                              14,103
--------------------------------------------------------------------------------
          937,451  Edison International                                  23,971
--------------------------------------------------------------------------------
           82,292  PG&E Corp.(1)                                          2,299
--------------------------------------------------------------------------------
          843,651  TXU Corp.                                             34,176
--------------------------------------------------------------------------------
                                                                         74,549
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 1.1%
--------------------------------------------------------------------------------
          490,405  Arrow Electronics, Inc.(1)                            13,153
--------------------------------------------------------------------------------
          206,488  Avnet Inc.(1)                                          4,687
--------------------------------------------------------------------------------
                                                                         17,840
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES -- 0.9%
--------------------------------------------------------------------------------
            8,816  Baker Hughes Inc.                                        332
--------------------------------------------------------------------------------
          211,422  Schlumberger Ltd.                                     13,427
--------------------------------------------------------------------------------
                                                                         13,759
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING -- 1.6%
--------------------------------------------------------------------------------
           55,703  7-Eleven Inc.(1)                                         994
--------------------------------------------------------------------------------
          782,838  Supervalu Inc.                                        23,963
--------------------------------------------------------------------------------
                                                                         24,957
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
5

Equity Growth - Schedule of Investments

JUNE 30, 2004 (UNAUDITED)

Shares                           ($IN THOUSANDS)                       Value
--------------------------------------------------------------------------------
FOOD PRODUCTS -- 2.7%
--------------------------------------------------------------------------------
          318,484  Corn Products International Inc.                  $   14,825
--------------------------------------------------------------------------------
        1,376,900  Tyson Foods, Inc. Cl A                                28,846
--------------------------------------------------------------------------------
                                                                         43,671
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 1.3%
--------------------------------------------------------------------------------
          415,027  Becton Dickinson & Co.                                21,498
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES -- 1.9%
--------------------------------------------------------------------------------
          423,985  AmerisourceBergen Corp.                               25,345
--------------------------------------------------------------------------------
           43,489  Andrx Corp.(1)                                         1,215
--------------------------------------------------------------------------------
            1,805  Anthem, Inc.(1)                                          162
--------------------------------------------------------------------------------
           18,176  Cardinal Health, Inc.                                  1,273
--------------------------------------------------------------------------------
          107,400  Humana Inc.(1)                                         1,815
--------------------------------------------------------------------------------
                                                                         29,810
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE -- 1.7%
--------------------------------------------------------------------------------
        1,052,698  McDonald's Corporation                                27,370
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES -- 3.2%
--------------------------------------------------------------------------------
          330,093  Black & Decker Corporation                            20,509
--------------------------------------------------------------------------------
           93,331  KB Home                                                6,405
--------------------------------------------------------------------------------
           43,073  NVR, Inc.(1)                                          20,856
--------------------------------------------------------------------------------
           91,053  Stanley Works (The)                                    4,150
--------------------------------------------------------------------------------
                                                                         51,920
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS -- 1.3%
--------------------------------------------------------------------------------
          125,200  Energizer Holdings, Inc.(1)                            5,634
--------------------------------------------------------------------------------
            1,776  Kimberly-Clark Corp.                                     117
--------------------------------------------------------------------------------
          269,823  Procter & Gamble Co. (The)                            14,689
--------------------------------------------------------------------------------
                                                                         20,440
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES -- 1.3%
--------------------------------------------------------------------------------
            7,600  3M Co.                                                   684
--------------------------------------------------------------------------------
          594,260  Tyco International Ltd.                               19,694
--------------------------------------------------------------------------------
                                                                         20,378
--------------------------------------------------------------------------------
INSURANCE -- 3.6%
--------------------------------------------------------------------------------
          415,656  Ace, Ltd.                                             17,574
--------------------------------------------------------------------------------
          142,911  American International Group, Inc.                    10,187
--------------------------------------------------------------------------------
          430,519  Berkley (W.R.) Corp.                                  18,490
--------------------------------------------------------------------------------
          103,055  Hartford Financial Services
                   Group Inc. (The)                                       7,084
--------------------------------------------------------------------------------
           20,236  Nationwide Financial Services Inc.                       761
--------------------------------------------------------------------------------
           16,200  Odyssey Re Holdings Corp.                                389
--------------------------------------------------------------------------------
           84,682  St. Paul Companies, Inc.                               3,433
--------------------------------------------------------------------------------
                                                                         57,918
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES -- 1.0%
--------------------------------------------------------------------------------
          857,974  Earthlink Inc.(1)                                      8,881
--------------------------------------------------------------------------------
          173,843  United Online, Inc.(1)                                 3,061
--------------------------------------------------------------------------------
          205,451  VeriSign, Inc.(1)                                      4,088
--------------------------------------------------------------------------------
                                                                         16,030
--------------------------------------------------------------------------------

Shares                           ($IN THOUSANDS)                       Value
--------------------------------------------------------------------------------
IT SERVICES -- 1.4%
--------------------------------------------------------------------------------
          172,552  Acxiom Corp.                                      $    4,284
--------------------------------------------------------------------------------
           10,946  Checkfree Corp.(1)                                       328
--------------------------------------------------------------------------------
          398,788  Computer Sciences Corp.(1)                            18,517
--------------------------------------------------------------------------------
                                                                         23,129
--------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS -- 2.1%
--------------------------------------------------------------------------------
          977,588  Eastman Kodak Co.                                     26,376
--------------------------------------------------------------------------------
          422,700  Hasbro, Inc.                                           8,031
--------------------------------------------------------------------------------
                                                                         34,407
--------------------------------------------------------------------------------
MEDIA -- 5.8%
--------------------------------------------------------------------------------
        1,299,619  Disney (Walt) Co.                                     33,127
--------------------------------------------------------------------------------
          105,500  McGraw-Hill Companies, Inc.
                   (The)                                                  8,078
--------------------------------------------------------------------------------
          518,007  PanAmSat Corp.(1)                                     12,028
--------------------------------------------------------------------------------
          248,400  Regal Entertainment Group                              4,496
--------------------------------------------------------------------------------
        1,905,255  Time Warner Inc.(1)                                   33,495
--------------------------------------------------------------------------------
           38,102  Viacom, Inc. Cl B                                      1,361
--------------------------------------------------------------------------------
                                                                         92,585
--------------------------------------------------------------------------------
METALS & MINING -- 0.3%
--------------------------------------------------------------------------------
           60,846  Phelps Dodge Corp.(1)                                  4,716
--------------------------------------------------------------------------------
MULTILINE RETAIL -- 2.5%
--------------------------------------------------------------------------------
          625,549  Federated Department Stores, Inc.                     30,715
--------------------------------------------------------------------------------
          356,900  May Department Stores Co. (The)                        9,811
--------------------------------------------------------------------------------
                                                                         40,526
--------------------------------------------------------------------------------
OFFICE ELECTRONICS -- 0.1%
--------------------------------------------------------------------------------
           75,679  Xerox Corp.(1)                                         1,097
--------------------------------------------------------------------------------
OIL & GAS -- 5.8%
--------------------------------------------------------------------------------
          416,848  ChevronTexaco Corp.                                   39,230
--------------------------------------------------------------------------------
           95,387  ConocoPhillips                                         7,277
--------------------------------------------------------------------------------
          593,840  Exxon Mobil Corp.                                     26,372
--------------------------------------------------------------------------------
          248,473  Sunoco, Inc.                                          15,808
--------------------------------------------------------------------------------
           64,471  Valero Energy Corp.                                    4,755
--------------------------------------------------------------------------------
                                                                         93,442
--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS -- 2.1%
--------------------------------------------------------------------------------
          275,207  Georgia-Pacific Corp.                                 10,177
--------------------------------------------------------------------------------
          509,900  Louisiana-Pacific Corp.                               12,059
--------------------------------------------------------------------------------
          260,154  Potlatch Corp.                                        10,833
--------------------------------------------------------------------------------
                                                                         33,069
--------------------------------------------------------------------------------
PERSONAL PRODUCTS -- 1.9%
--------------------------------------------------------------------------------
          705,780  Gillette Company                                      29,925
--------------------------------------------------------------------------------
PHARMACEUTICALS -- 6.0%
--------------------------------------------------------------------------------
          886,327  Johnson & Johnson                                     49,369
--------------------------------------------------------------------------------
           41,142  Merck & Co., Inc.                                      1,954
--------------------------------------------------------------------------------
          257,199  Perrigo Co.                                            4,879
--------------------------------------------------------------------------------
        1,188,978  Pfizer, Inc.                                          40,759
--------------------------------------------------------------------------------
                                                                         96,961
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
6

Equity Growth - Schedule of Investments

JUNE 30, 2004 (UNAUDITED)

Shares                           ($IN THOUSANDS)                       Value
--------------------------------------------------------------------------------
REAL ESTATE -- 0.1%
--------------------------------------------------------------------------------
           69,752  Plum Creek Timber Co. Inc.                        $    2,273
--------------------------------------------------------------------------------
ROAD & RAIL -- 0.2%
--------------------------------------------------------------------------------
            8,400  Burlington Northern Santa Fe
                   Corp.                                                    295
--------------------------------------------------------------------------------
           37,812  Union Pacific Corp.                                    2,248
--------------------------------------------------------------------------------
                                                                          2,543
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT -- 1.7%
--------------------------------------------------------------------------------
          172,560  Atmel Corporation(1)                                   1,022
--------------------------------------------------------------------------------
          905,323  Intel Corp.                                           24,987
--------------------------------------------------------------------------------
           52,295  Texas Instruments Inc.                                 1,264
--------------------------------------------------------------------------------
                                                                         27,273
--------------------------------------------------------------------------------
SOFTWARE -- 3.0%
--------------------------------------------------------------------------------
        1,713,118  Microsoft Corporation                                 48,927
--------------------------------------------------------------------------------
SPECIALTY RETAIL -- 3.5%
--------------------------------------------------------------------------------
          299,605  Barnes & Noble Inc.(1)                                10,181
--------------------------------------------------------------------------------
           93,896  Blockbuster Inc.(2)                                    1,425
--------------------------------------------------------------------------------
          222,170  Claire's Stores Inc.                                   4,821
--------------------------------------------------------------------------------
          415,100  Gap, Inc. (The)                                       10,066
--------------------------------------------------------------------------------
           14,700  Home Depot, Inc.                                         517
--------------------------------------------------------------------------------
          214,400  RadioShack Corp.                                       6,138
--------------------------------------------------------------------------------
          381,545  Rent-A-Center Inc.(1)                                 11,420
--------------------------------------------------------------------------------
          298,000  Sherwin-Williams Co.                                  12,382
--------------------------------------------------------------------------------
                                                                         56,950
--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE -- 2.9%
--------------------------------------------------------------------------------
          410,918  Countrywide Financial
                   Corporation                                           28,866
--------------------------------------------------------------------------------
           41,524  Doral Financial Corp.                                  1,433
--------------------------------------------------------------------------------
          125,503  Fannie Mae                                             8,956
--------------------------------------------------------------------------------
          139,487  New Century Financial Corp.                            6,531
--------------------------------------------------------------------------------
                                                                         45,786
--------------------------------------------------------------------------------
TOBACCO -- 1.8%
--------------------------------------------------------------------------------
          426,660  R.J. Reynolds Tobacco Holdings,
                   Inc.                                              $   28,838
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.9%
--------------------------------------------------------------------------------
          537,078  Nextel Communications, Inc.(1)                        14,318
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost $1,356,218)                                                     1,599,535
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS -- 0.3%

Repurchase Agreement, Goldman Sachs & Co.,
(U.S. Treasury obligations), in a joint trading
account at 1.23%, dated 6/30/04, due 7/1/04
(Delivery value $4,800)
(Cost $4,800)                                                             4,800
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 100.0%
(Cost $1,361,018)                                                    $1,604,335
================================================================================
COLLATERAL RECEIVED FOR
SECURITIES LENDING(3)

REPURCHASE AGREEMENTS
--------------------------------------------------------------------------------
Repurchase Agreement, Barclays Bank plc, (U.S.
Government Agency obligations), 1.50%, dated
6/30/04, due 7/1/04 (Delivery value $67)
(Cost $67)                                                                  $67
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

(1) Non-income producing.

(2) Security, or a portion thereof, was on loan as of June 30, 2004.

(3) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions. (See Note 5 in
    Notes to Financial Statements.)

See Notes to Financial Statements.

------
7

Income & Growth - Performance

TOTAL RETURNS AS OF JUNE 30, 2004
                                   --------------------------------
                                        AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                            SINCE      INCEPTION
                       1 YEAR      5 YEARS    10 YEARS    INCEPTION       DATE
--------------------------------------------------------------------------------
INVESTOR CLASS         21.16%      -0.69%      12.34%      12.95%       12/17/90
--------------------------------------------------------------------------------
S&P 500 INDEX          19.11%      -2.20%      11.83%      11.89%(1)       --
--------------------------------------------------------------------------------
Institutional Class    21.38%      -0.47%        --         5.04%        1/28/98
--------------------------------------------------------------------------------
Advisor Class          20.92%      -0.95%        --         4.66%       12/15/97
--------------------------------------------------------------------------------
C Class                20.24%        --          --         0.56%        6/28/01
--------------------------------------------------------------------------------
R Class                  --          --          --        17.75%(2)     8/29/03
--------------------------------------------------------------------------------

(1) Since 12/20/90, the date nearest the Investor Class's inception for which data are available.

(2) Returns for periods less than one year are not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
8

Income & Growth - Performance

GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made June 30, 1994

ONE-YEAR RETURNS OVER 10 YEARS

Periods ended June 30
--------------------------------------------------------------------------------------------------------
                  1995     1996     1997     1998     1999    2000      2001      2002    2003     2004
--------------------------------------------------------------------------------------------------------
Investor Class   23.28%   26.36%   33.10%   34.46%   18.89%   3.72%   -11.00%   -14.32%   0.79%   21.16%
--------------------------------------------------------------------------------------------------------
S&P 500 Index    26.07%   26.00%   34.70%   30.16%   22.76%   7.25%   -14.83%   -17.99%   0.25%   19.11%
--------------------------------------------------------------------------------------------------------

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
9

Income & Growth - Portfolio Commentary

BY JOHN SCHNIEDWIND, KURT BORGWARDT, ZILI ZHANG, AND VIVIENNE HSU, PORTFOLIO
MANAGERS

PERFORMANCE SUMMARY

Income & Growth posted a total return of 4.84%* for the first half of 2004, compared with the 3.44% return of its benchmark index, the S&P 500. As the total returns table on page 8 illustrates, the portfolio has also consistently outperformed the index over longer periods of time.

STOCK MARKET REVIEW

On the heels of its strong performance in 2003, the U.S. stock market posted positive results in the first half of 2004. The economic environment remained favorable for stocks--the economy (as measured by gross domestic product) grew at a 4.5% annual rate in the first quarter of the year, and job growth rebounded sharply during the period. The earnings of S&P 500 companies surged by 27% in the first quarter--the third consecutive quarter of earnings growth above 20%--
and second-quarter profits are on track to extend that streak to four straight quarters.

However, these positive influences were tempered by concerns about higher inflation, rising oil prices, terrorism, and violence in Iraq. In addition, the
Federal Reserve enacted its first interest rate hike in more than four years on
June 30, raising its federal funds rate target from 1% to 1.25%.

Overall, the major U.S. stock indices posted single-digit returns during the first six months of 2004. Two trends from 2003 continued in the first half of this year--small-cap stocks led the market's advance, while value stocks generally outperformed growth. Every sector of the S&P 500 gained during the six-month period, but the best performers were energy, industrials, and consumer staples; lagging sectors included information technology, materials, and consumer discretionary.

PORTFOLIO OVERVIEW

Stock selection was the key to Income & Growth's outperformance of the S&P 500.
The utilities and consumer staples sectors provided the greatest contribution to fund results.

In the utilities sector, electric utilities were the best performers. Two of
Income & Growth's top five contributors to performance, on both a relative and absolute basis, were overweights TXU and Edison International. TXU, the largest electricity supplier in Texas,

--------------------------------------------------------------------------------
TOP TEN HOLDINGS
AS OF JUNE 30, 2004
--------------------------------------------------------------------------------
                                        % OF PORTFOLIO         % OF PORTFOLIO
                                          INVESTMENTS            INVESTMENTS
                                             AS OF                  AS OF
                                            6/30/04               12/31/03
--------------------------------------------------------------------------------
Bank of America Corp.                        4.5%                   4.1%
--------------------------------------------------------------------------------
ChevronTexaco Corp.                          4.5%                   2.5%
--------------------------------------------------------------------------------
Citigroup Inc.                               4.1%                   3.3%
--------------------------------------------------------------------------------
J.P. Morgan Chase
& Co.                                        3.2%                   2.4%
--------------------------------------------------------------------------------
Johnson & Johnson                            3.1%                   1.4%
--------------------------------------------------------------------------------
Microsoft Corporation                        3.1%                   2.6%
--------------------------------------------------------------------------------
International Business
Machines Corp.                               2.5%                   1.4%
--------------------------------------------------------------------------------
Intel Corp.                                  2.5%                   3.9%
--------------------------------------------------------------------------------
Ace, Ltd.                                    2.4%                   0.9%
--------------------------------------------------------------------------------
Edison International                         2.3%                   1.5%
--------------------------------------------------------------------------------

*All fund returns referenced in this commentary are for Investor Class shares.

                                                                    (continued)

------
10

Income & Growth - Portfolio Commentary

rose as a new management team worked to reduce debt and increase earnings through asset sales and cost management. Edison reported significantly better-than-expected profits in the first quarter.

Stock picks in the consumer staples sector also fared well. One of the top contributors to relative performance was Tyson Foods, a stock not represented in the S&P 500. Tyson, one of the largest meat processors in the country, soared thanks in part to increased demand sparked by the low-carbohydrate diet craze.
Another top contributor was RJ Reynolds Tobacco, which surged after gaining FTC approval for its merger with Brown & Williamson.

Other sectors that contributed positively to relative performance included materials and energy. In the materials sector, the portfolio benefited from an overweight position in chemicals company Monsanto, which reported increased sales of its herbicide products. Rising oil prices boosted the energy sector;
two of Income & Growth's biggest energy overweights, Sunoco and top-ten holding
ChevronTexaco, were among the top contributors to performance.

Three key sectors detracted from relative performance--information technology, health care, and industrials. The information technology sector contained the biggest individual detractor from portfolio performance--Intel, which reported disappointing first-quarter earnings. Beyond Intel, the culprits were primarily stocks in the S&P 500 that performed well but were underrepresented in the portfolio, including Yahoo! and QUALCOMM.

Income & Growth's biggest relative detractors in the industrials sector were also underweights that posted strong results, such as General Electric and
Boeing. In the health care sector, the portfolio's worst performers included pharmaceuticals giant Bristol-Myers Squibb, which reduced 2004 profit guidance, and health care services provider Health Net, which reported weak first-quarter earnings.

As always, we will continue to seek stocks that we believe have an attractive combination of value and growth potential, while attempting to balance the portfolio's risk and expected return.

--------------------------------------------------------------------------------
INCOME & GROWTH'S FIVE LARGEST
OVERWEIGHTS AS OF JUNE 30, 2004
--------------------------------------------------------------------------------
                                            % OF                   % OF
                                         PORTFOLIO'S              S&P 500
                                           STOCKS                  INDEX
--------------------------------------------------------------------------------
ChevronTexaco Corp.                         4.53%                  0.95%
--------------------------------------------------------------------------------
Bank of America Corp.                       4.55%                  1.62%
--------------------------------------------------------------------------------
J.P. Morgan Chase & Co.                     3.18%                  0.76%
--------------------------------------------------------------------------------
Ace, Ltd.                                   2.44%                  0.11%
--------------------------------------------------------------------------------
Edison International                        2.27%                  0.08%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INCOME & GROWTH'S FIVE LARGEST
UNDERWEIGHTS AS OF JUNE 30, 2004
--------------------------------------------------------------------------------
                                            % OF                   % OF
                                         PORTFOLIO'S              S&P 500
                                           STOCKS                  INDEX
--------------------------------------------------------------------------------
Exxon Mobil Corp.                           0.24%                  2.73%
--------------------------------------------------------------------------------
General Electric Co.                        0.79%                  3.22%
--------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                        --                    2.13%
--------------------------------------------------------------------------------
American International
Group, Inc.                                  --                    1.75%
--------------------------------------------------------------------------------
Coca-Cola Co.                                --                    1.16%
--------------------------------------------------------------------------------

------
11

Income & Growth - Schedule of Investments

JUNE 30, 2004 (UNAUDITED)

Shares                           ($IN THOUSANDS)                       Value
--------------------------------------------------------------------------------
COMMON STOCKS -- 99.3%

AEROSPACE & DEFENSE -- 0.3%
--------------------------------------------------------------------------------
          195,712  Boeing Co.                                        $    9,999
--------------------------------------------------------------------------------
           43,875  General Dynamics Corp.                                 4,357
--------------------------------------------------------------------------------
                                                                         14,356
--------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS -- 1.0%
--------------------------------------------------------------------------------
          143,900  FedEx Corporation                                     11,755
--------------------------------------------------------------------------------
          520,500  United Parcel Service, Inc. Cl B                      39,126
--------------------------------------------------------------------------------
                                                                         50,881
--------------------------------------------------------------------------------
AIRLINES -- 0.2%
--------------------------------------------------------------------------------
          116,800  Delta Air Lines Inc.(1)                                  832
--------------------------------------------------------------------------------
          417,400  Southwest Airlines Co.                                 6,999
--------------------------------------------------------------------------------
                                                                          7,831
--------------------------------------------------------------------------------
AUTOMOBILES -- 2.2%
--------------------------------------------------------------------------------
        7,130,627  Ford Motor Company                                   111,594
--------------------------------------------------------------------------------
BEVERAGES -- 1.7%
--------------------------------------------------------------------------------
          924,799  Adolph Coors Company Cl B(2)                          66,900
--------------------------------------------------------------------------------
          620,271  Coca-Cola Enterprises                                 17,982
--------------------------------------------------------------------------------
                                                                         84,882
--------------------------------------------------------------------------------
BIOTECHNOLOGY -- 0.8%
--------------------------------------------------------------------------------
          700,180  Amgen Inc.(1)                                         38,209
--------------------------------------------------------------------------------
CAPITAL MARKETS -- 3.3%
--------------------------------------------------------------------------------
        4,104,000  J.P. Morgan Chase & Co.                              159,112
--------------------------------------------------------------------------------
          159,700  Morgan Stanley                                         8,427
--------------------------------------------------------------------------------
                                                                        167,539
--------------------------------------------------------------------------------
CHEMICALS -- 2.2%
--------------------------------------------------------------------------------
        2,815,600  Monsanto Co.                                         108,401
--------------------------------------------------------------------------------
COMMERCIAL BANKS -- 6.2%
--------------------------------------------------------------------------------
        2,688,159  Bank of America Corp.                                227,471
--------------------------------------------------------------------------------
          160,115  National City Corp.                                    5,606
--------------------------------------------------------------------------------
        1,154,778  Wachovia Corp.                                        51,388
--------------------------------------------------------------------------------
          460,715  Wells Fargo & Co.                                     26,367
--------------------------------------------------------------------------------
                                                                        310,832
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES -- 0.5%
--------------------------------------------------------------------------------
        1,014,948  Cendant Corporation                                   24,846
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT -- 2.1%
--------------------------------------------------------------------------------
          561,146  Aspect Communications
                   Corporation(1)                                         7,968
--------------------------------------------------------------------------------
          877,842  Cisco Systems Inc.(1)                                 20,805
--------------------------------------------------------------------------------
          165,200  Harris Corp.                                           8,384
--------------------------------------------------------------------------------
        3,814,648  Motorola, Inc.                                        69,617
--------------------------------------------------------------------------------
                                                                        106,774
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS -- 4.0%
--------------------------------------------------------------------------------
        3,185,073  Hewlett-Packard Co.                                   67,205
--------------------------------------------------------------------------------
        1,448,313  International Business Machines
                   Corp.                                                127,669
--------------------------------------------------------------------------------

Shares                           ($IN THOUSANDS)                       Value
--------------------------------------------------------------------------------

          117,300  Storage Technology Corp.(1)                       $    3,402
--------------------------------------------------------------------------------
                                                                        198,276
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES -- 4.1%
--------------------------------------------------------------------------------
        4,450,243  Citigroup Inc.                                       206,936
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 3.7%
--------------------------------------------------------------------------------
          732,500  ALLTEL Corp.                                          37,079
--------------------------------------------------------------------------------
          387,643  AT&T Corp.                                             5,671
--------------------------------------------------------------------------------
        1,726,298  BellSouth Corp.                                       45,264
--------------------------------------------------------------------------------
        1,568,200  SBC Communications Inc.                               38,029
--------------------------------------------------------------------------------
          622,542  Sprint Corp.                                          10,957
--------------------------------------------------------------------------------
        1,326,380  Verizon Communications                                48,001
--------------------------------------------------------------------------------
                                                                        185,001
--------------------------------------------------------------------------------
ELECTRIC UTILITIES -- 4.5%
--------------------------------------------------------------------------------
        2,865,722  CenterPoint Energy, Inc.                              32,956
--------------------------------------------------------------------------------
        4,444,200  Edison International                                 113,637
--------------------------------------------------------------------------------
          762,372  Great Plains Energy Inc.                              22,642
--------------------------------------------------------------------------------
          537,721  OGE Energy Corp.                                      13,696
--------------------------------------------------------------------------------
          166,663  PG&E Corp.(1)                                          4,657
--------------------------------------------------------------------------------
          937,535  TXU Corp.                                             37,980
--------------------------------------------------------------------------------
                                                                        225,568
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 1.3%
--------------------------------------------------------------------------------
        1,440,137  Arrow Electronics, Inc.(1)                            38,624
--------------------------------------------------------------------------------
          775,948  Avnet Inc.(1)                                         17,614
--------------------------------------------------------------------------------
          553,311  Sanmina-SCI Corp.(1)                                   5,035
--------------------------------------------------------------------------------
           44,789  Tech Data Corp.(1)                                     1,753
--------------------------------------------------------------------------------
                                                                         63,026
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING -- 1.2%
--------------------------------------------------------------------------------
        1,967,350  Supervalu Inc.                                        60,221
--------------------------------------------------------------------------------
FOOD PRODUCTS -- 1.7%
--------------------------------------------------------------------------------
          674,871  Corn Products International Inc.                      31,415
--------------------------------------------------------------------------------
        2,532,200  Tyson Foods, Inc. Cl A                                53,050
--------------------------------------------------------------------------------
                                                                         84,465
--------------------------------------------------------------------------------
GAS UTILITIES -- 0.1%
--------------------------------------------------------------------------------
           21,745  Amerigas Partners, L.P.(1)                               565
--------------------------------------------------------------------------------
          181,853  UGI Corp.                                              5,837
--------------------------------------------------------------------------------
                                                                          6,402
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.8%
--------------------------------------------------------------------------------
          575,656  Applera Corporation-Applied
                   Biosystems Group                                      12,521
--------------------------------------------------------------------------------
          578,884  Becton Dickinson & Co.                                29,986
--------------------------------------------------------------------------------
                                                                         42,507
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES -- 1.6%
--------------------------------------------------------------------------------
        1,239,243  AmerisourceBergen Corp.                               74,082
--------------------------------------------------------------------------------
          260,134  Humana Inc.(1)                                         4,396
--------------------------------------------------------------------------------
                                                                         78,478
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE -- 0.3%
--------------------------------------------------------------------------------
          609,468  McDonald's Corporation                                15,846
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
12

Income & Growth - Schedule of Investments

JUNE 30, 2004 (UNAUDITED)

Shares                           ($IN THOUSANDS)                       Value
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES -- 1.0%
--------------------------------------------------------------------------------
          463,566  Black & Decker Corporation                        $   28,801
--------------------------------------------------------------------------------
          265,957  KB Home                                               18,253
--------------------------------------------------------------------------------
            3,643  NVR, Inc.(1)                                           1,764
--------------------------------------------------------------------------------
                                                                         48,818
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS -- 2.7%
--------------------------------------------------------------------------------
          620,800  Kimberly-Clark Corp.                                  40,898
--------------------------------------------------------------------------------
        1,706,401  Procter & Gamble Co. (The)                            92,897
--------------------------------------------------------------------------------
                                                                        133,795
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES -- 1.4%
--------------------------------------------------------------------------------
        1,223,170  General Electric Co.                                  39,631
--------------------------------------------------------------------------------
          972,457  Tyco International Ltd.                               32,227
--------------------------------------------------------------------------------
                                                                         71,858
--------------------------------------------------------------------------------
INSURANCE -- 5.9%
--------------------------------------------------------------------------------
        2,880,200  Ace, Ltd.                                            121,775
--------------------------------------------------------------------------------
          334,800  Allstate Corp.                                        15,585
--------------------------------------------------------------------------------
          269,700  American Financial Group, Inc.                         8,245
--------------------------------------------------------------------------------
          392,700  AmerUs Group Co.(2)                                   16,258
--------------------------------------------------------------------------------
          742,447  AON Corp.                                             21,137
--------------------------------------------------------------------------------
        1,351,000  Berkley (W.R.) Corp.                                  58,025
--------------------------------------------------------------------------------
          171,712  Fidelity National Financial, Inc.                      6,412
--------------------------------------------------------------------------------
        1,671,437  First American Financial Corp.
                   (The)                                                 43,274
--------------------------------------------------------------------------------
          122,506  Protective Life Corporation                            4,737
--------------------------------------------------------------------------------
           55,089  St. Paul Companies, Inc.                               2,233
--------------------------------------------------------------------------------
                                                                        297,681
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES -- 1.5%
--------------------------------------------------------------------------------
        2,860,252  Earthlink Inc.(1)(2)                                  29,603
--------------------------------------------------------------------------------
        1,093,354  United Online, Inc.(1)(2)                             19,254
--------------------------------------------------------------------------------
        1,212,739  VeriSign, Inc.(1)                                     24,134
--------------------------------------------------------------------------------
                                                                         72,991
--------------------------------------------------------------------------------
IT SERVICES -- 1.2%
--------------------------------------------------------------------------------
          167,359  Acxiom Corp.                                           4,156
--------------------------------------------------------------------------------
          197,500  Checkfree Corp.(1)(2)                                  5,925
--------------------------------------------------------------------------------
        1,104,563  Computer Sciences Corp.(1)                            51,284
--------------------------------------------------------------------------------
                                                                         61,365
--------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS -- 1.9%
--------------------------------------------------------------------------------
        3,481,167  Eastman Kodak Co.                                     93,922
--------------------------------------------------------------------------------
MEDIA -- 4.0%
--------------------------------------------------------------------------------
        2,780,898  Disney (Walt) Co.                                     70,885
--------------------------------------------------------------------------------
          760,700  PanAmSat Corp.(1)                                     17,663
--------------------------------------------------------------------------------
        1,215,200  Regal Entertainment Group(2)                          21,995
--------------------------------------------------------------------------------
        5,165,887  Time Warner Inc.(1)                                   90,817
--------------------------------------------------------------------------------
                                                                        201,360
--------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER -- 0.3%
--------------------------------------------------------------------------------
          276,788  Constellation Energy Group Inc.                       10,490
--------------------------------------------------------------------------------
          168,060  National Fuel Gas Co.                                  4,202
--------------------------------------------------------------------------------
                                                                         14,692
--------------------------------------------------------------------------------

Shares                           ($IN THOUSANDS)                       Value
--------------------------------------------------------------------------------
MULTILINE RETAIL -- 3.3%
--------------------------------------------------------------------------------
        1,932,218  Federated Department Stores, Inc.                 $   94,872
--------------------------------------------------------------------------------
        2,614,014  May Department Stores Co. (The)                       71,859
--------------------------------------------------------------------------------
                                                                        166,731
--------------------------------------------------------------------------------
OIL & GAS -- 7.3%
--------------------------------------------------------------------------------
        2,409,194  ChevronTexaco Corp.                                  226,729
--------------------------------------------------------------------------------
          627,903  ConocoPhillips                                        47,903
--------------------------------------------------------------------------------
          268,220  Exxon Mobil Corp.                                     11,912
--------------------------------------------------------------------------------
          967,620  Sunoco, Inc.                                          61,560
--------------------------------------------------------------------------------
          205,629  Valero Energy Corp.                                   15,167
--------------------------------------------------------------------------------
                                                                        363,271
--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS -- 1.3%
--------------------------------------------------------------------------------
          676,953  Georgia-Pacific Corp.                                 25,034
--------------------------------------------------------------------------------
          816,000  Louisiana-Pacific Corp.                               19,298
--------------------------------------------------------------------------------
          512,273  Potlatch Corp.                                        21,331
--------------------------------------------------------------------------------
                                                                         65,663
--------------------------------------------------------------------------------
PHARMACEUTICALS -- 8.3%
--------------------------------------------------------------------------------
        2,926,885  Bristol-Myers Squibb Co.                              71,709
--------------------------------------------------------------------------------
        2,831,366  Johnson & Johnson                                    157,707
--------------------------------------------------------------------------------
        1,755,347  Merck & Co., Inc.                                     83,379
--------------------------------------------------------------------------------
        3,047,102  Pfizer, Inc.                                         104,455
--------------------------------------------------------------------------------
                                                                        417,250
--------------------------------------------------------------------------------
REAL ESTATE -- 2.3%
--------------------------------------------------------------------------------
          946,781  CBL & Associates Properties, Inc.                     52,073
--------------------------------------------------------------------------------
          180,013  Colonial Properties Trust                              6,936
--------------------------------------------------------------------------------
        1,232,598  Equity Office Properties Trust                        33,527
--------------------------------------------------------------------------------
          268,883  Plum Creek Timber Co. Inc.                             8,760
--------------------------------------------------------------------------------
          272,221  Rayonier, Inc.                                        12,100
--------------------------------------------------------------------------------
                                                                        113,396
--------------------------------------------------------------------------------
ROAD & RAIL -- 0.4%
--------------------------------------------------------------------------------
          183,400  Burlington Northern Santa Fe
                   Corp.                                                  6,432
--------------------------------------------------------------------------------
          104,700  CSX Corporation                                        3,431
--------------------------------------------------------------------------------
          190,600  Norfolk Southern Corp.                                 5,055
--------------------------------------------------------------------------------
          126,600  Union Pacific Corp.                                    7,526
--------------------------------------------------------------------------------
                                                                         22,444
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT -- 2.7%
--------------------------------------------------------------------------------
        4,576,169  Intel Corp.                                          126,302
--------------------------------------------------------------------------------
          309,700  Texas Instruments Inc.                                 7,489
--------------------------------------------------------------------------------
                                                                        133,791
--------------------------------------------------------------------------------
SOFTWARE -- 3.1%
--------------------------------------------------------------------------------
        5,431,163  Microsoft Corporation                                155,114
--------------------------------------------------------------------------------
SPECIALTY RETAIL -- 2.5%
--------------------------------------------------------------------------------
        1,235,468  Barnes & Noble Inc.(1)                                41,981
--------------------------------------------------------------------------------
        2,170,809  Blockbuster Inc.(2)                                   32,953
--------------------------------------------------------------------------------
           37,000  Borders Group Inc.                                       867
--------------------------------------------------------------------------------
           76,500  Gap, Inc. (The)                                        1,855
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
13

Income & Growth - Schedule of Investments

JUNE 30, 2004 (UNAUDITED)

Shares                           ($IN THOUSANDS)                       Value
--------------------------------------------------------------------------------

          282,887  Rent-A-Center Inc.(1)                             $    8,467
--------------------------------------------------------------------------------
          950,300  Sherwin-Williams Co.                                  39,485
--------------------------------------------------------------------------------
                                                                        125,608
--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE -- 1.3%
--------------------------------------------------------------------------------
          883,820  Countrywide Financial
                   Corporation                                           62,088
--------------------------------------------------------------------------------
          140,684  Flagstar Bancorp Inc.                                  2,797
--------------------------------------------------------------------------------
                                                                         64,885
--------------------------------------------------------------------------------
TOBACCO -- 2.8%
--------------------------------------------------------------------------------
          899,217  Altria Group Inc.                                     45,006
--------------------------------------------------------------------------------
        1,407,727  R.J. Reynolds Tobacco Holdings,
                   Inc.(2)                                               95,148
--------------------------------------------------------------------------------
                                                                        140,154
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.3%
--------------------------------------------------------------------------------
          653,534  Nextel Communications, Inc.(1)                        17,423
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost $4,193,013)                                                     4,975,083
--------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS -- 0.5%

AUTOMOBILES -- 0.3%
--------------------------------------------------------------------------------
          172,300  Ford Motor Company Capital
                   Trust II, 6.50%, 1/15/32                               9,435
--------------------------------------------------------------------------------
          209,800  General Motors Corp., Series B,
                   5.25%, 3/6/32                                          5,184
--------------------------------------------------------------------------------
                                                                         14,619
--------------------------------------------------------------------------------
OFFICE ELECTRONICS -- 0.2%
--------------------------------------------------------------------------------
           74,400  Xerox Corp., 6.25%, 7/1/06                             9,851
--------------------------------------------------------------------------------
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $21,361)                                                           24,470
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS -- 0.2%

Repurchase Agreement, Goldman Sachs & Co.,
(U.S. Treasury obligations), in a joint trading
account at 1.23%, dated 6/30/04, due 7/1/04
(Delivery value $9,700)
(Cost $9,700)                                                             9,700
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 100.0%
(Cost $4,224,074)                                                    $5,009,253
================================================================================

Principal Amount                 ($IN THOUSANDS)                       Value
--------------------------------------------------------------------------------
COLLATERAL RECEIVED FOR
SECURITIES LENDING(3)

REPURCHASE AGREEMENTS
--------------------------------------------------------------------------------
Repurchase Agreement, Barclays Bank plc, (U.S.
Government Agency obligations), 1.50%, dated
6/30/04, due 7/1/04 (Delivery value $20,385)                            $20,384
--------------------------------------------------------------------------------
SHORT-TERM DEBT
--------------------------------------------------------------------------------
           $5,000  RACERS(SM), Series 2000-7,
                   Class A3, VRN, 1.44%, 7/15/04,
                   resets monthly off the 1-month
                   LIBOR plus 0.20% with no caps
                   (Acquired 6/15/04, Cost $5,000)(4)                     5,000
--------------------------------------------------------------------------------
TOTAL COLLATERAL RECEIVED FOR
SECURITIES LENDING
(Cost $25,384)                                                          $25,384
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

LIBOR = London Interbank Offered Rate

RACERS(SM) = Restructured Asset Certificates Enhanced Returns

resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective June 30, 2004.

(1) Non-income producing.

(2) Security, or a portion thereof, was on loan as of June 30, 2004.

(3) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions. (See Note 5 in
    Notes to Financial Statements.)

(4) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities purchased by the lending agent with cash collateral received for securities lending at June 30, 2004, was
    $5,000 which represented 0.1% of net assets.

See Notes to Financial Statements.

------
14

Small Company - Performance

TOTAL RETURNS AS OF JUNE 30, 2004
                                           ----------------------
                                           AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                          SINCE        INCEPTION
                              1 YEAR       5 YEARS      INCEPTION        DATE
--------------------------------------------------------------------------------
INVESTOR CLASS                44.46%       14.95%        12.77%         7/31/98
--------------------------------------------------------------------------------
S&P SMALLCAP 600 INDEX        35.25%       10.69%        10.01%           --
--------------------------------------------------------------------------------
Institutional Class           44.77%         --          17.49%         10/1/99
--------------------------------------------------------------------------------
Advisor Class                 44.24%         --          12.97%          9/7/00
--------------------------------------------------------------------------------
R Class                         --           --          30.99%(1)      8/29/03
--------------------------------------------------------------------------------

(1) Returns for periods less than one year are not annualized.

GROWTH OF $10,000 OVER LIFE OF CLASS

$10,000 investment made July 31, 1998

ONE-YEAR RETURNS OVER LIFE OF CLASS

Periods ended June 30
--------------------------------------------------------------------------------
                          1999*     2000      2001     2002      2003      2004
--------------------------------------------------------------------------------
Investor Class            1.47%    18.69%     0.02%   13.55%     3.04%    44.46%
--------------------------------------------------------------------------------
S&P SmallCap 600 Index    5.78%    14.39%    11.12%    0.27%    -3.58%    35.25%
--------------------------------------------------------------------------------
* From 7/31/98 (the Investor Class's inception date) to 6/30/99. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
15

Small Company - Portfolio Commentary

BY MATTI VON TURK AND BILL MARTIN, PORTFOLIO MANAGERS

PERFORMANCE SUMMARY

Small  Company  posted a total return of 10.68%*  during the first six months of
2004,  compared  with the 10.05%  return of its  benchmark  index,  the  S&P
SmallCap 600. As the total returns table on the preceding page illustrates,  the portfolio's  performance  over the long term also  surpassed  the returns of the index.

STOCK MARKET REVIEW

On the heels of its strong  performance  in 2003,  the U.S.  stock market posted positive  results in the first half of 2004. The economic  environment  remained favorable for stocks--the  economy (as measured by gross domestic  product) grew at a 4.5% annual rate in the first quarter of the year, and job growth rebounded sharply during the period. The earnings of S&P SmallCap 600 companies surged by 35% in the first quarter, and second-quarter profits are estimated to grow by
34%.

However, these positive influences were tempered by concerns about higher inflation, rising oil prices, terrorism, and violence in Iraq. In addition, the
Federal Reserve enacted its first interest rate hike in more than four years on
June 30, raising its federal funds rate target from 1% to 1.25%.

Overall, most of the major U.S. stock indices posted single-digit returns during the first six months of 2004.  Small-cap  stocks  continued to lead the market's advance,  extending their 2003  outperformance of large-cap  issues.  Within the
S&P  SmallCap  600,  growth-oriented  stocks edged out value  shares.  Every sector of the S&P SmallCap 600 advanced during the six-month period, but the best  performers  were  energy,  health care,  and  materials;  lagging  sectors included information technology and consumer staples.

PORTFOLIO OVERVIEW

Stock selection was the key to Small Company's outperformance of the S&P
SmallCap 600, reflecting our emphasis on individual stocks rather than sector positioning. The greatest contribution to fund results came from consumer and energy stocks.

The consumer sectors of the portfolio provided the biggest lift to relative performance. Small Company's two best performers were stocks that were

--------------------------------------------------------------------------------
TOP TEN HOLDINGS
AS OF JUNE 30, 2004
--------------------------------------------------------------------------------
                                        % OF PORTFOLIO         % OF PORTFOLIO
                                          INVESTMENTS            INVESTMENTS
                                             AS OF                  AS OF
                                            6/30/04               12/31/03
--------------------------------------------------------------------------------
NVR, Inc.                                    1.7%                   1.3%
--------------------------------------------------------------------------------
Veritas DGC Inc.                             1.3%                    --
--------------------------------------------------------------------------------
Jack in the Box Inc.                         1.2%                    --
--------------------------------------------------------------------------------
Sierra Health Services,
Inc.                                         1.2%                    --
--------------------------------------------------------------------------------
Zenith National
Insurance Corp.                              1.2%                    --
--------------------------------------------------------------------------------
Kulicke & Soffa
Industries Inc.                              1.1%                    --
--------------------------------------------------------------------------------
Briggs & Stratton Corp.                      1.1%                   1.3%
--------------------------------------------------------------------------------
Barnes & Noble Inc.                          1.1%                   1.0%
--------------------------------------------------------------------------------
USG Corp.                                    1.0%                   0.2%
--------------------------------------------------------------------------------
Flagstar Bancorp Inc.                        1.0%                   1.3%
--------------------------------------------------------------------------------

*All fund returns referenced in this commentary are for Investor Class shares.

                                                                    (continued)

------
16

Small Company - Portfolio Commentary

not represented in the S&P SmallCap 600. For example, Sanderson Farms, a chicken products company, soared thanks in part to strong demand sparked by the low-carbohydrate diet craze. Auto parts maker Tenneco Automotive also saw a sharp rise in its stock price as cost management led to strong earnings growth.
Other top contributors among consumer stocks included apparel retailer Stage
Stores and homebuilder Brookfield Homes.

Stock picks in the energy sector also fared well. The best overall contributor to portfolio performance was Tesoro Petroleum, which surged as tighter oil inventories boosted profit margins at the company's refineries. Nuevo Energy also posted strong results after announcing that it was being acquired by Plains
Exploration & Production.

Other sectors that contributed positively to relative performance were industrials and information technology. The best performers included Global
Power Equipment, which manufactures power generation products, and Autodesk, a drafting software company.

Stock selection detracted from relative performance in three key sectors--
materials, health care, and financials. In the health care sector, stock selection was particularly disappointing in the pharmaceutical industry.

The biggest individual detractor from portfolio performance was generic drugmaker Par Pharmaceutical, which plunged as increased competition led to lower earnings expectations. In addition, the portfolio owned Kos
Pharmaceuticals, which declined, and avoided MGI Pharma, which posted a strong gain.

Small Company's largest detractors in the materials sector included Southern
Peru Copper and Schnitzer Steel Industries, two non-index holdings that declined during the period. In the financials sector, title insurer First American slid as higher interest rates dampened the company's business, and regional bank
Irwin Financial fell after a disappointing earnings report.

As always, we will continue to seek stocks that we believe have an attractive combination of value and growth potential, while attempting to balance the portfolio's risk and expected return.

--------------------------------------------------------------------------------
SMALL COMPANY'S FIVE LARGEST
OVERWEIGHTS AS OF JUNE 30, 2004
--------------------------------------------------------------------------------
                                            % OF                 % OF S&P
                                         PORTFOLIO'S           SMALLCAP 600
                                           STOCKS                  INDEX
--------------------------------------------------------------------------------
Veritas DGC Inc.                            1.30%                  0.16%
--------------------------------------------------------------------------------
Barnes & Noble Inc.                         1.07%                   --
--------------------------------------------------------------------------------
USG Corp.                                   1.06%                   --
--------------------------------------------------------------------------------
NVR, Inc.                                   1.71%                  0.67%
--------------------------------------------------------------------------------
United Defense
Industries, Inc.                            1.03%                   --
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SMALL COMPANY'S FIVE LARGEST
UNDERWEIGHTS AS OF JUNE 30, 2004
--------------------------------------------------------------------------------
                                            % OF                 % OF S&P
                                         PORTFOLIO'S           SMALLCAP 600
                                           STOCKS                  INDEX
--------------------------------------------------------------------------------
Urban Outfitters, Inc.                       --                    0.52%
--------------------------------------------------------------------------------
Timken Co.                                   --                    0.50%
--------------------------------------------------------------------------------
Medicis Pharmaceutical
Corp. Cl A                                   --                    0.48%
--------------------------------------------------------------------------------
Inamed Corp.                                 --                    0.47%
--------------------------------------------------------------------------------
Massey Energy Co.                            --                    0.45%
--------------------------------------------------------------------------------

------
17

Small Company - Schedule of Investments

JUNE 30, 2004 (UNAUDITED)

Shares                           ($IN THOUSANDS)                       Value
--------------------------------------------------------------------------------
COMMON STOCKS -- 99.4%

AEROSPACE & DEFENSE -- 1.5%
--------------------------------------------------------------------------------
           37,442  Ducommun Inc.(1)                                  $      801
--------------------------------------------------------------------------------
           53,839  Esterline Technologies Corp.(1)                        1,590
--------------------------------------------------------------------------------
            7,479  Hexcel Corp.(1)                                           87
--------------------------------------------------------------------------------
           20,850  Moog Inc.(1)                                             774
--------------------------------------------------------------------------------
          108,036  SI International Inc.(1)                               2,203
--------------------------------------------------------------------------------
          320,491  United Defense Industries, Inc.(1)                    11,216
--------------------------------------------------------------------------------
                                                                         16,671
--------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS -- 0.4%
--------------------------------------------------------------------------------
          108,909  EGL Inc.(1)                                            2,897
--------------------------------------------------------------------------------
           49,395  Forward Air Corp.(1)                                   1,847
--------------------------------------------------------------------------------
                                                                          4,744
--------------------------------------------------------------------------------
AIRLINES -- 0.4%
--------------------------------------------------------------------------------
          102,926  Atlantic Coast Airlines Holdings(1)                      591
--------------------------------------------------------------------------------
           81,195  Frontier Airlines, Inc.(1)                               883
--------------------------------------------------------------------------------
           72,605  Mesa Air Group, Inc.(1)                                  587
--------------------------------------------------------------------------------
          133,186  SkyWest, Inc.                                          2,319
--------------------------------------------------------------------------------
                                                                          4,380
--------------------------------------------------------------------------------
AUTO COMPONENTS -- 1.8%
--------------------------------------------------------------------------------
          199,840  American Axle & Manufacturing
                   Holdings, Inc.                                         7,266
--------------------------------------------------------------------------------
          220,672  Stoneridge Inc.(1)                                     3,751
--------------------------------------------------------------------------------
          649,883  Tenneco Automotive Inc.(1)                             8,599
--------------------------------------------------------------------------------
                                                                         19,616
--------------------------------------------------------------------------------
AUTOMOBILES -- 0.1%
--------------------------------------------------------------------------------
           53,124  Monaco Coach Corp.                                     1,497
--------------------------------------------------------------------------------
BIOTECHNOLOGY -- 1.7%
--------------------------------------------------------------------------------
            2,020  Affymetrix Inc.(1)                                        66
--------------------------------------------------------------------------------
          209,311  Charles River Laboratories(1)                         10,230
--------------------------------------------------------------------------------
           47,703  IDEXX Laboratories, Inc.(1)                            3,002
--------------------------------------------------------------------------------
          115,631  Techne Corp.(1)                                        5,024
--------------------------------------------------------------------------------
                                                                         18,322
--------------------------------------------------------------------------------
BUILDING PRODUCTS -- 1.3%
--------------------------------------------------------------------------------
           87,975  NCI Building Systems Inc.(1)                           2,864
--------------------------------------------------------------------------------
          651,289  USG Corp.(1)                                          11,449
--------------------------------------------------------------------------------
                                                                         14,313
--------------------------------------------------------------------------------
CAPITAL MARKETS(2)
--------------------------------------------------------------------------------
           35,200  SWS Group Inc.                                           539
--------------------------------------------------------------------------------
CHEMICALS -- 2.7%
--------------------------------------------------------------------------------
           94,089  FMC Corp.(1)                                           4,056
--------------------------------------------------------------------------------
          295,573  Georgia Gulf Corporation                              10,599
--------------------------------------------------------------------------------
           32,935  MacDermid, Incorporated                                1,115
--------------------------------------------------------------------------------
           89,551  Methanex Corp.                                         1,184
--------------------------------------------------------------------------------
          259,578  NewMarket Corp.(1)                                     5,573
--------------------------------------------------------------------------------

Shares                           ($IN THOUSANDS)                       Value
--------------------------------------------------------------------------------

          196,039  Octel Corp.                                       $    5,162
--------------------------------------------------------------------------------
           50,678  OM Group Inc.(1)                                       1,673
--------------------------------------------------------------------------------
                                                                         29,362
--------------------------------------------------------------------------------
COMMERCIAL BANKS -- 3.9%
--------------------------------------------------------------------------------
          233,583  Bank of Hawaii Corporation                            10,564
--------------------------------------------------------------------------------
            4,491  BOK Financial Corp.(1)                                   176
--------------------------------------------------------------------------------
           64,675  City Holding Company                                   2,042
--------------------------------------------------------------------------------
           92,272  City National Corp.                                    6,062
--------------------------------------------------------------------------------
           48,298  Columbia Banking Systems Inc.                          1,072
--------------------------------------------------------------------------------
            9,014  Community Trust Bancorp Inc.                             275
--------------------------------------------------------------------------------
          129,374  Cullen/Frost Bankers, Inc.                             5,789
--------------------------------------------------------------------------------
            5,432  First Bancorp (Puerto Rico)                              221
--------------------------------------------------------------------------------
           12,214  First Citizens BancShares, Inc.                        1,490
--------------------------------------------------------------------------------
           22,614  First Republic Bank                                      974
--------------------------------------------------------------------------------
           73,282  Hanmi Financial Corp.                                  2,162
--------------------------------------------------------------------------------
           30,328  Hudson United Bancorp                                  1,131
--------------------------------------------------------------------------------
          161,004  Irwin Financial Corporation                            4,251
--------------------------------------------------------------------------------
           69,635  Oriental Financial Group                               1,885
--------------------------------------------------------------------------------
          154,655  Pacific Capital Bancorp                                4,350
--------------------------------------------------------------------------------
           19,600  Santander BanCorp                                        485
--------------------------------------------------------------------------------
            5,000  Wilshire State Bank(1)                                   123
--------------------------------------------------------------------------------
                                                                         43,052
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES -- 1.6%
--------------------------------------------------------------------------------
          171,027  Administaff Inc.(1)                                    2,839
--------------------------------------------------------------------------------
           20,000  Brink's Company (The)                                    685
--------------------------------------------------------------------------------
            4,004  Coinstar Inc.(1)                                          88
--------------------------------------------------------------------------------
          101,503  Consolidated Graphics Inc.(1)                          4,472
--------------------------------------------------------------------------------
           38,879  Duratek Inc.(1)                                          587
--------------------------------------------------------------------------------
            6,614  Exponent Inc.(1)                                         178
--------------------------------------------------------------------------------
           23,517  IKON Office Solutions Inc.                               270
--------------------------------------------------------------------------------
           31,055  Labor Ready Inc.(1)                                      481
--------------------------------------------------------------------------------
          144,057  Memberworks Inc.(1)                                    4,267
--------------------------------------------------------------------------------
           69,964  Sourcecorp, Inc.(1)                                    1,925
--------------------------------------------------------------------------------
           16,369  University of Phoenix Online(1)                        1,434
--------------------------------------------------------------------------------
           16,444  West Corp.(1)                                            430
--------------------------------------------------------------------------------
                                                                         17,656
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT -- 1.9%
--------------------------------------------------------------------------------
          755,970  Aspect Communications
                   Corporation(1)                                        10,736
--------------------------------------------------------------------------------
          346,100  C-COR.net Corporation(1)                               3,561
--------------------------------------------------------------------------------
           26,316  CommScope Inc.(1)                                        564
--------------------------------------------------------------------------------
           41,700  Harris Corp.                                           2,116
--------------------------------------------------------------------------------
           60,027  Inter-Tel, Inc.                                        1,499
--------------------------------------------------------------------------------
          503,959  Westell Technologies Inc. Cl A(1)                      2,570
--------------------------------------------------------------------------------
                                                                         21,046
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS -- 0.7%
--------------------------------------------------------------------------------
          551,186  Komag Inc.(1)                                          7,700
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
18

Small Company - Schedule of Investments

JUNE 30, 2004 (UNAUDITED)

Shares                           ($IN THOUSANDS)                       Value
--------------------------------------------------------------------------------
CONSUMER FINANCE -- 0.8%
--------------------------------------------------------------------------------
          310,066  ACE Cash Express Inc.(1)                          $    7,966
--------------------------------------------------------------------------------
          131,068  Ezcorp Inc.(1)                                         1,300
--------------------------------------------------------------------------------
                                                                          9,266
--------------------------------------------------------------------------------
CONTAINERS & PACKAGING -- 1.2%
--------------------------------------------------------------------------------
          669,464  Crown Holdings Inc.(1)                                 6,675
--------------------------------------------------------------------------------
          162,020  Silgan Holdings Inc.                                   6,531
--------------------------------------------------------------------------------
                                                                         13,206
--------------------------------------------------------------------------------
DISTRIBUTORS -- 0.3%
--------------------------------------------------------------------------------
          169,283  WESCO International Inc.(1)                            3,115
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 1.7%
--------------------------------------------------------------------------------
           67,780  Commonwealth Telephone
                   Enterprise Inc.(1)                                     3,035
--------------------------------------------------------------------------------
          844,858  PTEK Holdings, Inc.(1)                                 9,741
--------------------------------------------------------------------------------
          704,858  Talk America Holdings Inc.(1)                          5,406
--------------------------------------------------------------------------------
                                                                         18,182
--------------------------------------------------------------------------------
ELECTRIC UTILITIES -- 2.0%
--------------------------------------------------------------------------------
          954,207  CenterPoint Energy, Inc.                              10,974
--------------------------------------------------------------------------------
           93,412  El Paso Electric Co.(1)                                1,442
--------------------------------------------------------------------------------
          135,900  Great Plains Energy Inc.                               4,036
--------------------------------------------------------------------------------
          203,949  Unisource Energy Corp.                                 5,068
--------------------------------------------------------------------------------
                                                                         21,520
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT -- 0.8%
--------------------------------------------------------------------------------
            7,620  Ametek Inc.                                              235
--------------------------------------------------------------------------------
          203,300  Artesyn Technologies Inc.(1)                           1,830
--------------------------------------------------------------------------------
           58,676  Belden Inc.                                            1,257
--------------------------------------------------------------------------------
            1,061  Encore Wire Corp.(1)                                      29
--------------------------------------------------------------------------------
           91,828  Genlyte Group Inc.(1)                                  5,775
--------------------------------------------------------------------------------
                                                                          9,126
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 4.5%
--------------------------------------------------------------------------------
            8,339  Agilysys Inc.                                            115
--------------------------------------------------------------------------------
              800  Amphenol Corp. Cl A(1)                                    27
--------------------------------------------------------------------------------
           97,977  Anixter International Inc.                             3,334
--------------------------------------------------------------------------------
          407,133  Arrow Electronics, Inc.(1)                            10,918
--------------------------------------------------------------------------------
          332,954  Avnet Inc.(1)                                          7,558
--------------------------------------------------------------------------------
           38,435  Brightpoint Inc.(1)                                      528
--------------------------------------------------------------------------------
          421,896  Checkpoint Systems, Inc.(1)                            7,565
--------------------------------------------------------------------------------
           18,544  Cyberoptics Corp.(1)                                     482
--------------------------------------------------------------------------------
           41,000  Global Imaging Systems, Inc.(1)                        1,503
--------------------------------------------------------------------------------
           30,531  Ingram Micro Inc. Cl A(1)                                442
--------------------------------------------------------------------------------
          181,978  Littelfuse, Inc.(1)                                    7,718
--------------------------------------------------------------------------------
          243,732  MTS Systems Corp.                                      5,716
--------------------------------------------------------------------------------
           36,079  Tech Data Corp.(1)                                     1,412
--------------------------------------------------------------------------------
           14,242  Tessco Technologies Inc.(1)                              247
--------------------------------------------------------------------------------
                                                                         47,565
--------------------------------------------------------------------------------

Shares                           ($IN THOUSANDS)                       Value
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES -- 2.4%
--------------------------------------------------------------------------------
           40,809  Cal Dive International Inc.(1)                    $    1,237
--------------------------------------------------------------------------------
           52,163  Offshore Logistics, Inc.(1)                            1,467
--------------------------------------------------------------------------------
            5,995  RPC Inc.                                                  95
--------------------------------------------------------------------------------
           31,990  SEACOR SMIT Inc.(1)                                    1,405
--------------------------------------------------------------------------------
          271,978  Universal Compression Holdings
                   Inc.(1)                                                8,344
--------------------------------------------------------------------------------
          609,872  Veritas DGC Inc.(1)                                   14,119
--------------------------------------------------------------------------------
                                                                         26,667
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING -- 1.2%
--------------------------------------------------------------------------------
           61,457  7-Eleven Inc.(1)                                       1,097
--------------------------------------------------------------------------------
          223,796  Nash Finch Co.                                         5,602
--------------------------------------------------------------------------------
          211,884  Pantry Inc. (The)(1)                                   4,619
--------------------------------------------------------------------------------
          141,613  Smart & Final Inc.(1)                                  1,702
--------------------------------------------------------------------------------
                                                                         13,020
--------------------------------------------------------------------------------
FOOD PRODUCTS -- 1.9%
--------------------------------------------------------------------------------
          282,974  Chiquita Brands International, Inc.(1)                 5,920
--------------------------------------------------------------------------------
           12,601  Corn Products International Inc.                         587
--------------------------------------------------------------------------------
          180,900  M&F Worldwide Corp.(1)                                 2,478
--------------------------------------------------------------------------------
          169,940  Pilgrim's Pride Corp.                                  4,918
--------------------------------------------------------------------------------
          118,693  Sanderson Farms Inc.                                   6,364
--------------------------------------------------------------------------------
                                                                         20,267
--------------------------------------------------------------------------------
GAS UTILITIES -- 1.2%
--------------------------------------------------------------------------------
          133,278  AGL Resources Inc.                                     3,872
--------------------------------------------------------------------------------
          292,819  UGI Corp.                                              9,399
--------------------------------------------------------------------------------
                                                                         13,271
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 4.5%
--------------------------------------------------------------------------------
          314,600  Apogent Technologies Inc.(1)                          10,068
--------------------------------------------------------------------------------
           15,800  Bausch & Lomb Inc. Cl A                                1,028
--------------------------------------------------------------------------------
          104,831  CNS Inc.                                               1,052
--------------------------------------------------------------------------------
          228,665  Conmed Corp.(1)                                        6,265
--------------------------------------------------------------------------------
           73,233  Dade Behring Holdings Inc.(1)                          3,480
--------------------------------------------------------------------------------
          311,421  Haemonetics Corporation(1)                             9,234
--------------------------------------------------------------------------------
           46,325  Meridian Bioscience Inc.                                 513
--------------------------------------------------------------------------------
           36,730  Millipore Corp.(1)                                     2,070
--------------------------------------------------------------------------------
            5,234  Ocular Sciences Inc.(1)                                  199
--------------------------------------------------------------------------------
           81,429  Respironics, Inc.(1)                                   4,784
--------------------------------------------------------------------------------
           33,564  Sola International Inc.(1)                               578
--------------------------------------------------------------------------------
          265,300  Sybron Dental Specialties Inc.(1)                      7,919
--------------------------------------------------------------------------------
           21,541  Vital Signs Inc.                                         626
--------------------------------------------------------------------------------
                                                                         47,816
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES -- 5.4%
--------------------------------------------------------------------------------
            3,351  America Service Group Inc.(1)                            116
--------------------------------------------------------------------------------
          343,681  Andrx Corp.(1)                                         9,599
--------------------------------------------------------------------------------
           35,447  Coventry Health Care Inc.(1)                           1,733
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
19

Small Company - Schedule of Investments

JUNE 30, 2004 (UNAUDITED)

Shares                           ($IN THOUSANDS)                       Value
--------------------------------------------------------------------------------

          649,113  Humana Inc.(1)                                    $   10,969
--------------------------------------------------------------------------------
          239,522  Owens & Minor Inc.                                     6,204
--------------------------------------------------------------------------------
          157,032  PacifiCare Health Systems, Inc.(1)                     6,071
--------------------------------------------------------------------------------
          144,201  PDI Inc.(1)                                            4,374
--------------------------------------------------------------------------------
           79,202  Prime Medical Services, Inc.(1)                          629
--------------------------------------------------------------------------------
           15,200  Res-Care Inc.(1)                                         193
--------------------------------------------------------------------------------
          107,270  Select Medical Corporation                             1,440
--------------------------------------------------------------------------------
          296,070  Sierra Health Services, Inc.(1)                       13,233
--------------------------------------------------------------------------------
          150,447  US Oncology Inc.(1)                                    2,215
--------------------------------------------------------------------------------
           62,322  Ventiv Health Inc.(1)                                    965
--------------------------------------------------------------------------------
                                                                         57,741
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE -- 3.3%
--------------------------------------------------------------------------------
            6,368  Ameristar Casinos Inc.                                   214
--------------------------------------------------------------------------------
            5,882  CEC Entertainment Inc.(1)                                174
--------------------------------------------------------------------------------
           22,678  Checkers Drive-In Restaurant(1)                          262
--------------------------------------------------------------------------------
            2,611  Choice Hotels International Inc.                         131
--------------------------------------------------------------------------------
          122,851  CKE Restaurants, Inc.(1)                               1,638
--------------------------------------------------------------------------------
          158,100  Dave & Buster's Inc.(1)                                2,971
--------------------------------------------------------------------------------
          445,795  Jack in the Box Inc.(1)                               13,239
--------------------------------------------------------------------------------
          270,737  Lone Star Steakhouse & Saloon,
                   Inc.                                                   7,361
--------------------------------------------------------------------------------
          264,764  Papa John's International, Inc.(1)                     7,821
--------------------------------------------------------------------------------
           73,200  Penn National Gaming Inc.(1)                           2,430
--------------------------------------------------------------------------------
                                                                         36,241
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES -- 4.6%
--------------------------------------------------------------------------------
           54,941  Blyth Inc.                                             1,895
--------------------------------------------------------------------------------
            6,309  Furniture Brands International Inc.                      158
--------------------------------------------------------------------------------
            3,875  Hooker Furniture Corp.                                    78
--------------------------------------------------------------------------------
          162,456  KB Home                                               11,149
--------------------------------------------------------------------------------
           38,231  NVR, Inc.(1)                                          18,512
--------------------------------------------------------------------------------
           76,322  Stanley Furniture Co. Inc.                             3,214
--------------------------------------------------------------------------------
          241,901  Stanley Works (The)                                   11,026
--------------------------------------------------------------------------------
          117,500  Yankee Candle Company Inc.(1)                          3,437
--------------------------------------------------------------------------------
                                                                         49,469
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS -- 1.5%
--------------------------------------------------------------------------------
          216,889  Energizer Holdings, Inc.(1)                            9,760
--------------------------------------------------------------------------------
          235,313  Rayovac Corporation(1)                                 6,612
--------------------------------------------------------------------------------
                                                                         16,372
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES -- 0.2%
--------------------------------------------------------------------------------
          232,218  Gerber Scientific, Inc.(1)                             1,639
--------------------------------------------------------------------------------
INSURANCE -- 3.4%
--------------------------------------------------------------------------------
            7,401  American Financial Group, Inc.                           226
--------------------------------------------------------------------------------
           72,439  Delphi Financial Group, Inc. Cl A                      3,224
--------------------------------------------------------------------------------
          202,131  First American Financial Corp.
                   (The)                                                  5,233
--------------------------------------------------------------------------------
           20,869  Fpic Insurance Group Inc.(1)                             515
--------------------------------------------------------------------------------
           63,900  Odyssey Re Holdings Corp.                              1,534
--------------------------------------------------------------------------------
           30,100  Stancorp Financial Group Inc.                          2,017
--------------------------------------------------------------------------------

Shares                           ($IN THOUSANDS)                       Value
--------------------------------------------------------------------------------

          444,043  UICI(1)                                           $   10,573
--------------------------------------------------------------------------------
           21,726  United Fire & Casualty Co.                             1,255
--------------------------------------------------------------------------------
          267,219  Zenith National Insurance Corp.                       12,986
--------------------------------------------------------------------------------
                                                                         37,563
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES -- 0.8%
--------------------------------------------------------------------------------
          765,720  Earthlink Inc.(1)                                      7,925
--------------------------------------------------------------------------------
           24,196  United Online, Inc.(1)                                   426
--------------------------------------------------------------------------------
                                                                          8,351
--------------------------------------------------------------------------------
IT SERVICES -- 1.5%
--------------------------------------------------------------------------------
          440,158  Acxiom Corp.                                          10,929
--------------------------------------------------------------------------------
          119,041  Carreker Corporation(1)                                1,193
--------------------------------------------------------------------------------
           72,331  DigitalNet Holdings Inc.(1)                            1,470
--------------------------------------------------------------------------------
          105,646  infoUSA Inc.(1)                                        1,071
--------------------------------------------------------------------------------
            9,352  MAXIMUS, Inc.(1)                                         332
--------------------------------------------------------------------------------
          103,659  Tyler Technologies, Inc.(1)                              981
--------------------------------------------------------------------------------
                                                                         15,976
--------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS -- 1.6%
--------------------------------------------------------------------------------
           12,358  Arctic Cat Inc.                                          340
--------------------------------------------------------------------------------
          268,833  Brunswick Corp.                                       10,969
--------------------------------------------------------------------------------
           23,073  Callaway Golf Co.                                        262
--------------------------------------------------------------------------------
           92,059  MarineMax Inc.(1)                                      2,640
--------------------------------------------------------------------------------
           11,249  Polaris Industries Inc.                                  540
--------------------------------------------------------------------------------
           17,253  RC2 Corp.(1)                                             612
--------------------------------------------------------------------------------
           68,072  Steinway Musical Instruments(1)                        2,389
--------------------------------------------------------------------------------
                                                                         17,752
--------------------------------------------------------------------------------
MACHINERY -- 2.5%
--------------------------------------------------------------------------------
            6,161  BHA Group Holdings Inc.                                  233
--------------------------------------------------------------------------------
          132,142  Briggs & Stratton Corp.                               11,675
--------------------------------------------------------------------------------
          169,441  Cummins Inc.                                          10,590
--------------------------------------------------------------------------------
            4,259  Gardner Denver Inc.(1)                                   119
--------------------------------------------------------------------------------
           25,969  Middleby Corp.                                         1,418
--------------------------------------------------------------------------------
           47,667  The Toro Co.                                           3,340
--------------------------------------------------------------------------------
                                                                         27,375
--------------------------------------------------------------------------------
MARINE -- 0.2%
--------------------------------------------------------------------------------
           55,680  Kirby Corporation(1)                                   2,166
--------------------------------------------------------------------------------
MEDIA -- 1.5%
--------------------------------------------------------------------------------
           13,200  APAC Customer Services Inc.(1)                            23
--------------------------------------------------------------------------------
           81,148  Carmike Cinemas Inc.(1)                                3,201
--------------------------------------------------------------------------------
            2,749  Hearst-Argyle Television, Inc.                            71
--------------------------------------------------------------------------------
          227,938  PanAmSat Corp.(1)                                      5,293
--------------------------------------------------------------------------------
          153,590  RH Donnelley Corp.(1)                                  6,717
--------------------------------------------------------------------------------
           63,045  Thomas Nelson Inc.                                     1,434
--------------------------------------------------------------------------------
                                                                         16,739
--------------------------------------------------------------------------------
METALS & MINING -- 2.5%
--------------------------------------------------------------------------------
          107,480  Alliance Resource Partners L.P.                        5,013
--------------------------------------------------------------------------------
          121,784  Carpenter Technology                                   4,147
--------------------------------------------------------------------------------
          441,180  Metal Management Inc.(1)                               8,739
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
20

Small Company - Schedule of Investments

JUNE 30, 2004 (UNAUDITED)

Shares                           ($IN THOUSANDS)                       Value
--------------------------------------------------------------------------------

          228,136  Olympic Steel Inc.(1)                             $    4,659
--------------------------------------------------------------------------------
          221,045  Steel Technologies Inc.                                4,881
--------------------------------------------------------------------------------
                                                                         27,439
--------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER -- 0.6%
--------------------------------------------------------------------------------
          137,713  Energen Corp.                                          6,609
--------------------------------------------------------------------------------
OIL & GAS -- 3.3%
--------------------------------------------------------------------------------
           81,977  Cabot Oil & Gas Corp.                                  3,468
--------------------------------------------------------------------------------
           95,367  Callon Petroleum Co.(1)                                1,360
--------------------------------------------------------------------------------
           63,739  Clayton Williams Energy Inc.(1)                        1,523
--------------------------------------------------------------------------------
           83,464  Giant Industries Inc.(1)                               1,836
--------------------------------------------------------------------------------
          201,095  Newfield Exploration Company(1)                       11,210
--------------------------------------------------------------------------------
          157,256  Pogo Producing Co.                                     7,768
--------------------------------------------------------------------------------
            5,773  Resource America Inc. Cl A                               136
--------------------------------------------------------------------------------
          320,316  Tesoro Petroleum Corp.(1)                              8,841
--------------------------------------------------------------------------------
                                                                         36,142
--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS -- 1.6%
--------------------------------------------------------------------------------
          455,675  Louisiana-Pacific Corp.                               10,777
--------------------------------------------------------------------------------
          165,909  Potlatch Corp.                                         6,908
--------------------------------------------------------------------------------
                                                                         17,685
--------------------------------------------------------------------------------
PERSONAL PRODUCTS -- 0.9%
--------------------------------------------------------------------------------
          293,609  Chattem, Inc.(1)                                       8,476
--------------------------------------------------------------------------------
           59,618  USANA Health Sciences, Inc.(1)                         1,853
--------------------------------------------------------------------------------
                                                                         10,329
--------------------------------------------------------------------------------
PHARMACEUTICALS -- 1.0%
--------------------------------------------------------------------------------
          190,760  Kos Pharmaceuticals, Inc.(1)                           6,290
--------------------------------------------------------------------------------
          261,372  Perrigo Co.                                            4,958
--------------------------------------------------------------------------------
                                                                         11,248
--------------------------------------------------------------------------------
REAL ESTATE -- 2.4%
--------------------------------------------------------------------------------
          406,578  Associated Estates Realty Corp.                        3,273
--------------------------------------------------------------------------------
          189,269  CBL & Associates Properties, Inc.                     10,410
--------------------------------------------------------------------------------
          173,134  FelCor Lodging Trust Inc.(1)                           2,095
--------------------------------------------------------------------------------
          347,743  Innkeepers USA Trust                                   3,585
--------------------------------------------------------------------------------
           43,770  Mission West Properties                                  530
--------------------------------------------------------------------------------
           74,258  National Health Investors Inc.                         2,019
--------------------------------------------------------------------------------
           19,459  PS Business Parks Inc.                                   783
--------------------------------------------------------------------------------
           73,683  Rayonier, Inc.                                         3,275
--------------------------------------------------------------------------------
                                                                         25,970
--------------------------------------------------------------------------------
ROAD & RAIL -- 1.8%
--------------------------------------------------------------------------------
           57,408  Arkansas Best Corporation                              1,890
--------------------------------------------------------------------------------
          115,195  Heartland Express, Inc.                                3,152
--------------------------------------------------------------------------------
          142,767  Kansas City Southern Industries,
                   Inc.(1)                                                2,213
--------------------------------------------------------------------------------
           86,383  Knight Transportation Inc.(1)                          2,482
--------------------------------------------------------------------------------
           68,215  Landstar System, Inc.(1)                               3,607
--------------------------------------------------------------------------------
           62,948  USF Corp.                                              2,211
--------------------------------------------------------------------------------
          109,363  Yellow Roadway Corp.(1)                                4,358
--------------------------------------------------------------------------------
                                                                         19,913
--------------------------------------------------------------------------------

Shares                           ($IN THOUSANDS)                       Value
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR  EQUIPMENT -- 1.6%
--------------------------------------------------------------------------------
           72,813  Cypress Semiconductor
                   Corporation(1)                                    $    1,033
--------------------------------------------------------------------------------
        1,065,790  Kulicke & Soffa Industries Inc.(1)                    11,681
--------------------------------------------------------------------------------
          153,746  ON Semiconductor Corporation(1)                          772
--------------------------------------------------------------------------------
           35,038  Photronics Inc.(1)                                       664
--------------------------------------------------------------------------------
          118,446  Standard Microsystems
                   Corporation(1)                                         2,762
--------------------------------------------------------------------------------
                                                                         16,912
--------------------------------------------------------------------------------
SOFTWARE -- 3.0%
--------------------------------------------------------------------------------
           12,285  Ansys Inc.(1)                                            577
--------------------------------------------------------------------------------
          261,249  Autodesk, Inc.                                        11,185
--------------------------------------------------------------------------------
           71,130  DocuCorporation International Inc.(1)                    623
--------------------------------------------------------------------------------
            3,600  ePlus Inc.(1)                                             38
--------------------------------------------------------------------------------
           78,132  Micros Systems Inc.(1)                                 3,748
--------------------------------------------------------------------------------
            7,276  MicroStrategy Inc.(1)                                    311
--------------------------------------------------------------------------------
          231,656  Progress Software Corp.(1)                             5,020
--------------------------------------------------------------------------------
            1,400  SPSS Inc.(1)                                              25
--------------------------------------------------------------------------------
          350,489  Sybase, Inc.(1)                                        6,309
--------------------------------------------------------------------------------
          237,769  Transaction Systems Architects,
                   Inc.(1)                                                5,119
--------------------------------------------------------------------------------
                                                                         32,955
--------------------------------------------------------------------------------
SPECIALTY RETAIL -- 7.6%
--------------------------------------------------------------------------------
           50,608  Aaron Rents Inc.                                       1,677
--------------------------------------------------------------------------------
          208,171  American Eagle Outfitters, Inc.(1)                     6,018
--------------------------------------------------------------------------------
          340,357  Barnes & Noble Inc.(1)                                11,566
--------------------------------------------------------------------------------
          121,871  Blockbuster Inc.                                       1,850
--------------------------------------------------------------------------------
           15,800  Borders Group Inc.                                       370
--------------------------------------------------------------------------------
           46,500  Charming Shoppes(1)                                      415
--------------------------------------------------------------------------------
          325,693  Claire's Stores Inc.                                   7,068
--------------------------------------------------------------------------------
           12,735  Dress Barn, Inc.(1)                                      218
--------------------------------------------------------------------------------
           17,800  Finlay Enterprises, Inc.(1)                              335
--------------------------------------------------------------------------------
          372,784  Genesco Inc.(1)                                        8,809
--------------------------------------------------------------------------------
          152,427  Hollywood Entertainment Corp.(1)                       2,036
--------------------------------------------------------------------------------
           42,306  Regis Corp.                                            1,886
--------------------------------------------------------------------------------
          364,715  Rent-A-Center Inc.(1)                                 10,916
--------------------------------------------------------------------------------
          269,462  Stage Stores Inc.(1)                                  10,148
--------------------------------------------------------------------------------
          232,027  Stein Mart Inc.(1)                                     3,773
--------------------------------------------------------------------------------
          360,303  Trans World Entertainment Corp.(1)                     3,610
--------------------------------------------------------------------------------
          405,400  Zale Corp.(1)                                         11,051
--------------------------------------------------------------------------------
                                                                         81,746
--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS -- 1.6%
--------------------------------------------------------------------------------
           77,600  Culp, Inc.(1)                                            604
--------------------------------------------------------------------------------
          145,226  Kellwood Co.                                           6,324
--------------------------------------------------------------------------------
              985  Maxwell Shoe Co.(1)                                       23
--------------------------------------------------------------------------------
          228,000  Movado Group Inc.                                      3,933
--------------------------------------------------------------------------------
           29,885  Unifirst Corporation                                     869
--------------------------------------------------------------------------------
          232,256  Wolverine World Wide, Inc.                             6,097
--------------------------------------------------------------------------------
                                                                         17,850
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
21

Small Company - Schedule of Investments

JUNE 30, 2004 (UNAUDITED)

Shares                           ($IN THOUSANDS)                       Value
--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE -- 4.0%
--------------------------------------------------------------------------------
           82,462  Capital Crossing Bank(1)                          $    4,604
--------------------------------------------------------------------------------
           88,980  Corus Bankshares Inc.                                  3,658
--------------------------------------------------------------------------------
          104,550  Doral Financial Corp.                                  3,607
--------------------------------------------------------------------------------
          573,542  Flagstar Bancorp Inc.                                 11,403
--------------------------------------------------------------------------------
               75  Flushing Financial Corp.                                   1
--------------------------------------------------------------------------------
          140,538  Fremont General Corp.                                  2,480
--------------------------------------------------------------------------------
           96,698  Independence Community Bank                            3,520
--------------------------------------------------------------------------------
           83,400  New Century Financial Corp.                            3,905
--------------------------------------------------------------------------------
            1,000  PFF BanCorporation Inc.                                   37
--------------------------------------------------------------------------------
          248,894  R & G Financial Corp.                                  8,228
--------------------------------------------------------------------------------
            9,261  Sterling Financial Corporation(1)                        295
--------------------------------------------------------------------------------
           11,475  W Holding Company, Inc.                                  197
--------------------------------------------------------------------------------
           32,528  WSFS Financial Corp.                                   1,583
--------------------------------------------------------------------------------
                                                                         43,518
--------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS -- 0.5%
--------------------------------------------------------------------------------
           84,843  Hughes Supply, Inc.                                    5,000
--------------------------------------------------------------------------------
           34,314  Watsco, Inc.                                             963
--------------------------------------------------------------------------------
                                                                          5,963
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES(2)
--------------------------------------------------------------------------------
           43,412  Boston Communications Group(1)                           445
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost $967,021)                                                       1,084,027
--------------------------------------------------------------------------------

                                 ($IN THOUSANDS)                       Value
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS -- 0.6%

Repurchase Agreement, Credit Suisse First
Boston Corp., (U.S. Treasury obligations), in a
joint trading account at 1.20%, dated 6/30/04,
due 7/1/04 (Delivery value $6,000)                                   $    6,000
--------------------------------------------------------------------------------
Repurchase Agreement, Deutsche Bank
Securities, Inc., (U.S. Treasury obligations), in a
joint trading account at 1.20%, dated 6/30/04,
due 7/1/04 (Delivery value $1,000)                                        1,000
--------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $7,000)                                                             7,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 100.0%
(Cost $974,021)                                                      $1,091,027
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

(1) Non-income producing.

(2) Industry is less than 0.05% of total investment securities.

See Notes to Financial Statements.

------
22

Statement of Assets and Liabilities

JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
(AMOUNTS IN THOUSANDS                      EQUITY       INCOME &       SMALL
EXCEPT PER-SHARE AMOUNTS)                  GROWTH        GROWTH       COMPANY
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investment securities,
at value (cost of $1,361,018,
$4,224,074, and $974,021,
respectively) -- including
$65, $24,862, and $-- of
securities on loan,
respectively                             $1,604,335    $5,009,253    $1,091,027
-----------------------------
Investments made with cash
collateral received for
securities on loan, at value
(cost of $67, $25,384, and
$--, respectively)                               67        25,384            --
--------------------------------------------------------------------------------
Total investment securities,
at value (cost of $1,361,085,
$4,249,458, and $974,021,
respectively)                             1,604,402     5,034,637     1,091,027
-----------------------------
Cash                                             --            --         1,759
-----------------------------
Receivable for
investments sold                             31,066        47,945        26,043
-----------------------------
Receivable for capital
shares sold                                     355           894         1,454
-----------------------------
Dividends and
interest receivable                           1,546        10,083           499
--------------------------------------------------------------------------------
                                          1,637,369     5,093,559     1,120,782
--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Disbursements in excess of
demand deposit cash                              85        10,899            --
-----------------------------
Payable for collateral
received for securities
on loan                                          67        25,384            --
-----------------------------
Payable for investments
purchased                                    31,311        50,634        29,168
-----------------------------
Accrued management fees                         833         2,512           695
-----------------------------
Distribution fees payable                        28           182            32
-----------------------------
Service fees payable                             27           181            31
--------------------------------------------------------------------------------
                                             32,351        89,792        29,926
--------------------------------------------------------------------------------
NET ASSETS                               $1,605,018    $5,003,767    $1,090,856
================================================================================

See Notes to Financial Statements.                                  (continued)

------
23

Statement of Assets and Liabilities

JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
(AMOUNTS IN THOUSANDS                 EQUITY         INCOME &          SMALL
EXCEPT PER-SHARE AMOUNTS)             GROWTH          GROWTH          COMPANY
--------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Capital (par value and
paid-in surplus)                    $1,572,519       $4,641,136      $  928,082
-----------------------------
Accumulated undistributed
net investment income (loss)               (59)           3,288           1,914
-----------------------------
Accumulated undistributed
net realized gain (loss)
on investment transactions            (210,759)        (425,836)         43,854
-----------------------------
Net unrealized appreciation
on investments                         243,317          785,179         117,006
--------------------------------------------------------------------------------
                                    $1,605,018       $5,003,767      $1,090,856
================================================================================
INVESTOR CLASS,
$0.01 PAR VALUE
($ AND SHARES IN FULL)
--------------------------------------------------------------------------------
Net assets                      $1,376,432,460   $3,810,402,662    $792,796,370
-----------------------------
Shares outstanding                  67,287,692      132,288,070      86,896,769
-----------------------------
Net asset value per share               $20.46           $28.80           $9.12
--------------------------------------------------------------------------------
INSTITUTIONAL CLASS,
$0.01 PAR VALUE
($ AND SHARES IN FULL)
--------------------------------------------------------------------------------
Net assets                         $94,979,560     $296,207,036    $133,728,605
-----------------------------
Shares outstanding                   4,640,606       10,278,615      14,620,112
-----------------------------
Net asset value per share               $20.47           $28.82           $9.15
--------------------------------------------------------------------------------
ADVISOR CLASS,
$0.01 PAR VALUE
($ AND SHARES IN FULL)
--------------------------------------------------------------------------------
Net assets                        $131,861,390     $894,304,395    $163,418,380
-----------------------------
Shares outstanding                   6,449,991       31,070,508      18,048,849
-----------------------------
Net asset value per share               $20.44           $28.78           $9.05
--------------------------------------------------------------------------------
C CLASS, $0.01 PAR VALUE
($ AND SHARES IN FULL)
--------------------------------------------------------------------------------
Net assets                          $1,745,057       $2,816,441             N/A
-----------------------------
Shares outstanding                      85,532           97,911             N/A
-----------------------------
Net asset value per share               $20.40           $28.77             N/A
--------------------------------------------------------------------------------
R CLASS, $0.01 PAR VALUE
($ AND SHARES IN FULL)
--------------------------------------------------------------------------------
Net assets                                 N/A          $35,967        $912,670
-----------------------------
Shares outstanding                         N/A            1,249         100,404
-----------------------------
Net asset value per share                  N/A           $28.80           $9.09
--------------------------------------------------------------------------------

See Notes to Financial Statements.

------
24

Statement of Operations

FOR THE SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
                                      EQUITY         INCOME &          SMALL
(AMOUNTS IN THOUSANDS)                GROWTH          GROWTH          COMPANY
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
INCOME:
-----------------------------
Dividends                              $12,987         $ 60,273         $ 5,741
-----------------------------
Interest                                    97              216              72
-----------------------------
Securities lending                          29              161              --
--------------------------------------------------------------------------------
                                        13,113           60,650           5,813
--------------------------------------------------------------------------------

EXPENSES:
-----------------------------
Management fees                          4,800           15,314           3,603
-----------------------------
Distribution fees:
-----------------------------
  Advisor Class                            153            1,108             139
-----------------------------
  C Class                                    6               10              --
-----------------------------
Service fees:
-----------------------------
  Advisor Class                            153            1,108             139
-----------------------------
  C Class                                    2                3              --
-----------------------------
Service and distribution
fees -- R Class                             --               --               1
-----------------------------
Directors' fees and expenses                20               68              11
-----------------------------
Other expenses                              10               54               6
--------------------------------------------------------------------------------
                                         5,144           17,665           3,899
--------------------------------------------------------------------------------

NET INVESTMENT INCOME                    7,969           42,985           1,914
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED
GAIN (LOSS)
--------------------------------------------------------------------------------
Net realized gain on
investment transactions                 86,841          380,588          44,625
-----------------------------
Change in net unrealized
appreciation on investments            (23,842)        (189,008)         34,328
--------------------------------------------------------------------------------
NET REALIZED AND
UNREALIZED GAIN                         62,999          191,580          78,953
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS              $70,968         $234,565         $80,867
================================================================================

See Notes to Financial Statements.

------
25

Statement of Changes in Net Assets

SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2003
--------------------------------------------------------------------------------
(AMOUNTS IN THOUSANDS)               EQUITY GROWTH           INCOME & GROWTH
--------------------------------------------------------------------------------
INCREASE IN NET ASSETS             2004         2003        2004         2003
--------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------
Net investment income         $    7,969   $   12,437   $   42,985   $   76,625
-----------------------------
Net realized gain                 86,841       29,265      380,588       27,901
-----------------------------
Change in net
unrealized appreciation          (23,842)     295,253     (189,008)   1,045,587
--------------------------------------------------------------------------------
Net increase in net assets
resulting from operations         70,968      336,955      234,565    1,150,113
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------
From net  investment income:
-----------------------------
  Investor Class                  (6,954)     (10,325)     (31,057)     (59,656)
-----------------------------
  Institutional Class               (581)      (1,264)      (2,614)      (4,597)
-----------------------------
  Advisor Class                     (534)        (823)      (6,333)     (11,747)
-----------------------------
  C Class                             (1)          --          (10)         (15)
--------------------------------------------------------------------------------
Decrease in net assets
from distributions                (8,070)     (12,412)     (40,014)     (76,015)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------
Net increase (decrease)
in net assets from capital
share transactions               147,296     (115,074)    (155,527)    (121,746)
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS       210,194      209,469       39,024      952,352

NET ASSETS
--------------------------------------------------------------------------------
Beginning of period            1,394,824    1,185,355    4,964,743    4,012,391
--------------------------------------------------------------------------------
End of period                 $1,605,018   $1,394,824   $5,003,767   $4,964,743
================================================================================

Accumulated undistributed
net investment
income (loss)                       $(59)         $42       $3,288         $317
================================================================================

See Notes to Financial Statements.                                  (continued)

------
26

Statement of Changes in Net Assets

SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2003
--------------------------------------------------------------------------------
(AMOUNTS IN THOUSANDS)                                         SMALL COMPANY
--------------------------------------------------------------------------------
INCREASE IN NET ASSETS                                       2004         2003
--------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------
Net investment income                                   $    1,914     $    203
-------------------------------------
Net realized gain                                           44,625       25,993
-------------------------------------
Change in net unrealized appreciation                       34,328       82,803
--------------------------------------------------------------------------------
Net increase in net assets
resulting from operations                                   80,867      108,999
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------
From net investment income:
-------------------------------------
  Investor Class                                                --         (110)
-------------------------------------
  Institutional Class                                           --          (72)
-------------------------------------
From net realized gains:
-------------------------------------
  Investor Class                                            (9,560)      (4,765)
-------------------------------------
  Institutional Class                                         (885)        (329)
-------------------------------------
  Advisor Class                                             (1,378)        (606)
-------------------------------------
  R Class                                                       (6)          --
--------------------------------------------------------------------------------
Decrease in net assets
from distributions                                         (11,829)      (5,882)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------
Net increase in net assets
from capital share transactions                            460,850      339,297
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                                 529,888      442,414

NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                                        560,968      118,554
--------------------------------------------------------------------------------
End of period                                           $1,090,856     $560,968
================================================================================

Undistributed net investment income                         $1,914           --
================================================================================

See Notes to Financial Statements.

------
27

Notes to Financial Statements

JUNE 30, 2004 (UNAUDITED) (AMOUNTS IN THOUSANDS)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Quantitative Equity Funds, Inc. (the
corporation) is registered under the Investment Company Act of 1940 (the 1940
Act) as an open-end management investment company. Equity Growth Fund (Equity
Growth), Income & Growth Fund (Income & Growth) and Small Company Fund (Small
Company) (collectively, the funds) are three funds in a series issued by the corporation. The funds are diversified under the 1940 Act. Equity Growth seeks capital appreciation by investing in common stocks. Income & Growth seeks capital growth by investing in common stocks. Income is a secondary objective.
Small Company seeks capital appreciation by investing primarily in common stocks of small companies. The following is a summary of the funds' significant accounting policies.

MULTIPLE CLASS -- Equity Growth is authorized to issue the Investor Class, the
Institutional Class, the Advisor Class and the C Class. Income & Growth is
authorized to issue the Investor Class, the Institutional Class, the Advisor
Class, the C Class, and the R Class. Small Company is authorized to issue the
Investor Class, the Institutional Class, the Advisor Class, and the R Class. The
C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and shareholder servicing and distribution expenses and arrangements. All shares of each fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the funds are allocated to each class of shares based on their relative net assets.
Sale of the R Class commenced on August 29, 2003 for Income & Growth and Small
Company.

SECURITY VALUATIONS -- Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value.
If the investment manager, American Century Investment Management, Inc. (ACIM),
determines that the current market price of a security owned by a non-money market fund is not readily available, the investment manager may determine its fair value in accordance with procedures adopted by the Board of Directors if such fair value determination would materially impact a fund's net asset value.
Valuations may not be readily available if, for example: an event occurred after the close of the exchange on which a portfolio security principally trades (but before the close of the New York Stock Exchange) that was likely to have changed the value of the security; a security has been declared in default; trading in a security has been halted during the trading day; or the demand for the security
(as reflected by its trading volume) is insufficient for quoted prices to be reliable.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

SECURITIES ON LOAN -- Equity Growth and Income & Growth may lend portfolio securities through their lending agent to certain approved borrowers in order to earn additional income. The funds continue to recognize any gain or loss in the market price of the securities loaned and record any interest earned or dividends declared.

FUTURES CONTRACTS -- The funds may enter into futures contracts in order to manage the funds' exposure to changes in market conditions. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. Upon entering into a futures contract, the funds are required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by the funds. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. The funds recognize a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of realized gain (loss) on investment transactions and unrealized appreciation (depreciation) on investments, respectively.

                                                                    (continued)

------
28

Notes to Financial Statements

JUNE 30, 2004 (UNAUDITED) (AMOUNTS IN THOUSANDS)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

REPURCHASE AGREEMENTS -- The funds may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost. Each fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable each fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to each fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, each fund, along with other registered investment companies having management agreements with ACIM, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

INCOME TAX STATUS -- It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income, if any, are declared and paid quarterly for the funds. Distributions from net realized gains for the funds, if any, are generally declared and paid twice a year.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The corporation has entered into a Management  Agreement with
ACIM,  under  which  ACIM  provides  the  funds  with  investment  advisory  and management services in exchange for a single,  unified management fee per class.
The  Agreement  provides  that  all  expenses  of the  funds,  except  brokerage commissions,  taxes, portfolio insurance,  interest,  fees and expenses of those directors who are not considered "interested persons" as defined in the 1940 Act
(including counsel fees) and extraordinary  expenses,  will be paid by ACIM. The fee is computed daily and paid monthly in arrears.  It consists of an Investment
Category  Fee based on the average net assets of the funds in a specific  fund's investment category and a Complex Fee based on the average net assets of all the funds  managed by ACIM.  The rates for the  Investment  Category  Fee range from
0.3380% to 0.5200% for Equity  Growth and Income  &  Growth,  and 0.5380% to
0.7200% for Small  Company.  The rates for the Complex Fee  (Investor  Class,  C
Class and R Class) range from 0.2900% to 0.3100%.  The  Institutional  Class and
Advisor Class are 0.2000% and 0.2500% less,  respectively,  at each point within the Complex Fee (Investor Class, C Class and R Class) range.

For the six months ended June 30, 2004, the effective annual management fees for the funds were as follows:

--------------------------------------------------------------------------------
                                   EQUITY            INCOME &             SMALL
                                   GROWTH             GROWTH             COMPANY
--------------------------------------------------------------------------------
Investor                            0.68%              0.68%              0.88%
--------------------------------------------------------------------------------
Institutional                       0.48%              0.48%              0.68%
--------------------------------------------------------------------------------
Advisor                             0.43%              0.43%              0.63%
--------------------------------------------------------------------------------
C                                   0.68%              0.68%               N/A
--------------------------------------------------------------------------------
R                                    N/A               0.68%              0.88%
--------------------------------------------------------------------------------

                                                                    (continued)

------
29

Notes to Financial Statements

JUNE 30, 2004 (UNAUDITED) (AMOUNTS IN THOUSANDS)

2. FEES AND TRANSACTIONS WITH RELATED PARTIES (CONTINUED)

DISTRIBUTION AND SERVICE FEES -- The Board of Directors has adopted a Master
Distribution and Shareholder Services Plan for the Advisor Class (the Advisor
Class plan) and a separate Master Distribution and Individual Shareholder
Services Plan for each of the C Class and R Class (collectively with the Advisor
Class Plan, the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the Advisor Class and C Class will pay American Century Investment
Services, Inc. (ACIS) the following annual distribution and service fees:

--------------------------------------------------------------------------------
                                                     ADVISOR            C
--------------------------------------------------------------------------------
Distribution Fee                                      0.25%           0.75%
--------------------------------------------------------------------------------
Service Fee                                           0.25%           0.25%
--------------------------------------------------------------------------------

The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed daily and paid monthly in arrears based on each class's average daily closing net assets during the previous month. The distribution fee provides compensation for expenses incurred in connection with distributing shares of the classes including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the funds. The service fee provides compensation for shareholder and administrative services rendered by
ACIS, its affiliates or independent third party providers for Advisor Class shares and for individual shareholder services rendered by broker/dealers or other independent financial intermediaries for C Class and R Class shares. Fees incurred under the plans during the six months ended June 30, 2004, are detailed in the Statement of Operations.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of American
Century Companies, Inc. (ACC), the parent of the corporation's investment manager, ACIM, the distributor of the corporation, ACIS, and the corporation's transfer agent, American Century Services Corporation.

During the six months ended June 30, 2004, the funds invested in a money market fund for temporary purposes, which was managed by J.P. Morgan Investment
Management, Inc. (JPMIM). JPMIM is a wholly owned subsidiary of J.P. Morgan
Chase & Co. (JPM). JPM is an equity investor in ACC. The funds have a bank line of credit agreement with J.P. Morgan Chase Bank (JPMCB). Equity Growth and
Income & Growth have a securities lending agreement with JPMCB. JPMCB is a wholly owned subsidiary of JPM.

3. INVESTMENT TRANSACTIONS

Investment transactions, excluding short-term investments, for the six months ended June 30, 2004, were as follows:

--------------------------------------------------------------------------------
                                      EQUITY           INCOME &          SMALL
                                      GROWTH            GROWTH          COMPANY
--------------------------------------------------------------------------------
Purchases                            $911,815         $1,789,676        $995,650
--------------------------------------------------------------------------------
Proceeds from sales                  $758,482         $1,958,536        $545,345
--------------------------------------------------------------------------------

                                                                    (continued)

------
30

Notes to Financial Statements

JUNE 30, 2004 (UNAUDITED) (AMOUNTS IN THOUSANDS)

4. CAPITAL SHARE TRANSACTIONS

The corporation is authorized to issue 3 billion shares. Transactions in shares of the funds were as follows:

-------------------------------------------------------------------------------------------------------------
                                        EQUITY GROWTH           INCOME & GROWTH            SMALL COMPANY
-------------------------------------------------------------------------------------------------------------
                                      SHARES      AMOUNT       SHARES       AMOUNT       SHARES      AMOUNT
-------------------------------------------------------------------------------------------------------------
INVESTOR CLASS
-------------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2004

AUTHORIZED SHARES                     500,000                  500,000                   500,000
=============================================================================================================
Sold                                   11,196    $225,297       12,188    $ 344,848       45,284   $ 396,661
---------------------------------
Issued in reinvestment
of distributions                          309       6,173        1,044       29,370        1,014       8,995
---------------------------------
Redeemed                               (4,843)    (96,877)     (18,266)    (515,686)     (15,363)   (132,319)
-------------------------------------------------------------------------------------------------------------
Net increase (decrease)                 6,662    $134,593       (5,034)   $(141,468)      30,935   $ 273,337
=============================================================================================================
YEAR ENDED DECEMBER 31, 2003

DESIGNATED SHARES                   1,000,000                1,000,000                 1,000,000
=============================================================================================================
Sold                                   10,666   $ 181,540       24,836    $ 589,450       47,243    $341,150
---------------------------------
Issued in reinvestment
of distributions                          544       9,563        2,254       55,952          556       4,559
---------------------------------
Redeemed                              (15,105)   (251,577)     (33,366)    (790,926)     (12,498)    (82,776)
-------------------------------------------------------------------------------------------------------------
Net increase (decrease)                (3,895)  $ (60,474)      (6,276)   $(145,524)      35,301    $262,933
=============================================================================================================
INSTITUTIONAL CLASS
-------------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2004

AUTHORIZED SHARES                      50,000                   50,000                    50,000
=============================================================================================================
Sold                                      357     $ 7,153        1,251     $ 35,386       11,475    $100,356
---------------------------------
Issued in reinvestment
of distributions                           29         579           83        2,349           71         633
---------------------------------
Redeemed                                 (399)     (7,957)        (827)     (23,364)        (613)     (5,407)
-------------------------------------------------------------------------------------------------------------
Net increase (decrease)                   (13)    $  (225)         507     $ 14,371       10,933    $ 95,582
=============================================================================================================
YEAR ENDED DECEMBER 31, 2003

DESIGNATED SHARES                     250,000                  250,000                   250,000
=============================================================================================================
Sold                                      958    $ 15,938        2,758     $ 65,195        3,840     $25,351
---------------------------------
Issued in reinvestment
of distributions                           72       1,259          165        4,106           48         399
---------------------------------
Redeemed                               (3,318)    (58,473)      (2,221)     (53,236)        (521)     (3,114)
-------------------------------------------------------------------------------------------------------------
Net increase (decrease)                (2,288)   $(41,276)         702     $ 16,065        3,367     $22,636
=============================================================================================================
ADVISOR CLASS
-------------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2004

AUTHORIZED SHARES                      50,000                  500,000                   100,000
=============================================================================================================
Sold                                    1,391    $ 27,937        3,592    $ 101,594       13,802    $119,893
---------------------------------
Issued in reinvestment
of distributions                           25         503          224        6,304          145       1,277
---------------------------------
Redeemed                                 (806)    (16,121)      (4,841)    (136,740)      (3,480)    (30,119)
-------------------------------------------------------------------------------------------------------------
Net increase (decrease)                   610    $ 12,319       (1,025)   $ (28,842)      10,467    $ 91,051
=============================================================================================================
YEAR ENDED DECEMBER 31, 2003

DESIGNATED SHARES                     250,000                  250,000                   250,000
=============================================================================================================
Sold                                    2,744    $ 45,544        9,111    $ 217,630        9,412    $ 71,030
---------------------------------
Issued in reinvestment
of distributions                           46         801          471       11,679           70         575
---------------------------------
Redeemed                               (3,515)    (60,336)      (9,295)    (221,728)      (2,467)    (17,879)
-------------------------------------------------------------------------------------------------------------
Net increase (decrease)                  (725)   $(13,991)         287    $   7,581        7,015    $ 53,726
=============================================================================================================

                                                                    (continued)

------
31

Notes to Financial Statements

JUNE 30, 2004 (UNAUDITED) (AMOUNTS IN THOUSANDS)

4. CAPITAL SHARE TRANSACTIONS (CONTINUED)

-------------------------------------------------------------------------------------------------------------
                                        EQUITY GROWTH           INCOME & GROWTH            SMALL COMPANY
-------------------------------------------------------------------------------------------------------------
                                      SHARES      AMOUNT       SHARES       AMOUNT       SHARES      AMOUNT
-------------------------------------------------------------------------------------------------------------
C CLASS
-------------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2004

AUTHORIZED SHARES                      10,000                   10,000                       N/A
=============================================================================================================
Sold                                       36       $ 713           19        $ 508
---------------------------------
Issued in reinvestment
of distributions                           --           1           --            6
---------------------------------
Redeemed                                   (5)       (105)          (5)        (128)
-------------------------------------------------------------------------------------------------------------
Net increase                               31       $ 609           14        $ 386
=============================================================================================================
YEAR ENDED DECEMBER 31, 2003

DESIGNATED SHARES                     250,000                  250,000                       N/A
=============================================================================================================
Sold                                       42        $740           16        $ 372
---------------------------------
Issued in reinvestment
of distributions                           --          --           --            9
---------------------------------
Redeemed                                   (5)        (73)         (11)        (258)
-------------------------------------------------------------------------------------------------------------
Net increase                               37        $667            5        $ 123
=============================================================================================================
R CLASS
-------------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2004

AUTHORIZED SHARES                         N/A                   10,000                    10,000
=============================================================================================================
Sold                                                                 1          $26          106        $931
---------------------------------
Issued in reinvestment
of distributions                                                    --           --            1           6
---------------------------------
Redeemed                                                            --           --           (7)        (57)
-------------------------------------------------------------------------------------------------------------
Net increase                                                         1          $26          100        $880
=============================================================================================================
PERIOD ENDED DECEMBER 31, 2003(1)

DESIGNATED SHARES                         N/A                  250,000                   250,000
=============================================================================================================
Sold                                                                --           $9           --          $2
=============================================================================================================

(1) August 29, 2003 (commencement of sale) through December 31, 2003 for Income
    & Growth and Small Company.

5. SECURITIES LENDING

As of June 30, 2004, securities in Equity Growth and Income & Growth valued at
$65 and $24,862, respectively, were on loan through the lending agent, JPMCB, to certain approved borrowers. JPMCB receives and maintains collateral in the form of cash, and/or acceptable securities as approved by ACIM. Cash collateral is invested in authorized investments by the lending agent in a pooled account. The value of cash collateral received at period end is disclosed in the Statement of
Assets and Liabilities and investments made with the cash by the lending agent are listed in the Schedule of Investments. Any deficiencies or excess of collateral must be delivered or transferred by the member firms no later than the close of business on the next business day. The total value of all collateral received, at this date, was $67 and $25,384, respectively. The funds'
risks in securities lending are that the borrower may not provide additional collateral when required or return the securities when due. If the borrower defaults, receipt of the collateral by the funds may be delayed or limited.

                                                                    (continued)

------
32

Notes to Financial Statements

JUNE 30, 2004 (UNAUDITED) (AMOUNTS IN THOUSANDS)

6. BANK LINE OF CREDIT

The funds, along with certain other funds managed by ACIM, have a $650 million unsecured bank line of credit agreement with JPMCB. The funds may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The funds did not borrow from the line during the six months ended June 30, 2004.

7. FEDERAL TAX INFORMATION

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of June 30, 2004, the components of investments for federal income tax purposes were as follows:

--------------------------------------------------------------------------------
                                            EQUITY       INCOME &       SMALL
                                            GROWTH        GROWTH       COMPANY
--------------------------------------------------------------------------------
Federal tax cost of investments           $1,369,106    $4,307,644     $974,770
================================================================================
Gross tax appreciation of investments       $247,601     $ 845,867     $132,614
-------------------------------------
Gross tax depreciation of investments        (12,305)     (118,874)     (16,357)
--------------------------------------------------------------------------------
Net tax appreciation of investments         $235,296     $ 726,993     $116,257
================================================================================

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales and return of capital dividends.

Following are the capital loss carryovers as of December 31, 2003:

--------------------------------------------------------------------------------
                                            EQUITY       INCOME &       SMALL
                                            GROWTH        GROWTH       COMPANY
--------------------------------------------------------------------------------
Accumulated capital losses                $(289,103)    $(748,238)        --
--------------------------------------------------------------------------------

The accumulated capital losses listed above represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers expire as follows:

--------------------------------------------------------------------------------
                    2007        2008          2009          2010         2011
--------------------------------------------------------------------------------
Equity Growth          --          --      $(117,212)    $(160,652)    $(11,239)
--------------------------------------------------------------------------------
Income & Growth   $(1,698)    $(51,746)    $(418,214)    $(191,091)    $(85,489)
--------------------------------------------------------------------------------
Small Company          --          --             --            --           --
--------------------------------------------------------------------------------

8. PLAN OF REORGANIZATION

Effective  at  the  beginning  of  business  on May 1,  2004,  American  Century
Quantitative  Equity Funds, a California  corporation and the issuer of American
Century  Equity Growth Fund,  American  Century  Income &  Growth Fund,  and
American  Century Small Company Fund  (collectively,  the old funds) merged with
American Century  Quantitative  Equity Funds,  Inc., a Maryland  corporation and issuer of Equity Growth,  Income & Growth, and Small Company  (collectively, the new funds),  pursuant to a plan of  reorganization  in which the domicile of the funds' issuer was changed from  California to Maryland.  In connection  with the change in domicile,  the new funds acquired all of the net assets of the old funds in  exchange  for  shares  of equal  value of the new  funds.  The plan of reorganization was approved by the old funds' shareholders on April 26, 2004.

------
33

Equity Growth - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED DECEMBER 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------------------------------------
                                                               INVESTOR CLASS
--------------------------------------------------------------------------------------------------------------
                                2004(1)        2003          2002          2001          2000          1999
--------------------------------------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period            $19.60        $15.19        $19.24        $21.77        $26.23        $22.71
--------------------------------------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment Income(2)       0.11          0.17          0.15          0.13          0.14          0.18
--------------------------
  Net Realized and
  Unrealized Gain (Loss)         0.86          4.41         (4.05)        (2.53)        (2.99)         3.96
--------------------------------------------------------------------------------------------------------------
  Total From
  Investment Operations          0.97          4.58         (3.90)        (2.40)        (2.85)         4.14
--------------------------------------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income             (0.11)        (0.17)        (0.15)        (0.13)        (0.14)        (0.19)
--------------------------
  From Net
  Realized Gains                  --            --            --            --          (1.47)        (0.43)
--------------------------------------------------------------------------------------------------------------
  Total Distributions           (0.11)        (0.17)        (0.15)        (0.13)        (1.61)        (0.62)
--------------------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                   $20.46        $19.60        $15.19        $19.24        $21.77        $26.23
==============================================================================================================
  TOTAL RETURN(3)                4.95%        30.27%       (20.32)%      (11.01)%      (10.95)%       18.47%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                     0.68%(4)        0.69%         0.69%         0.68%         0.67%         0.68%
--------------------------
Ratio of Net Investment
Income to Average
Net Assets                     1.08%(4)        1.00%         0.86%         0.64%         0.53%         0.77%
--------------------------
Portfolio Turnover Rate             51%          95%          100%           79%           79%           86%
--------------------------
Net Assets, End of Period
(in thousands)                $1,376,432    $1,188,103     $979,959     $1,465,026    $1,910,779    $2,316,164
--------------------------------------------------------------------------------------------------------------

(1) Six months ended June 30, 2004 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------
34

Equity Growth - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED DECEMBER 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------------------------------------
                                                             INSTITUTIONAL CLASS
--------------------------------------------------------------------------------------------------------------
                                 2004(1)        2003         2002          2001          2000          1999
--------------------------------------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period             $19.61        $15.20       $19.25        $21.77        $26.24        $22.71
--------------------------------------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment Income(2)        0.13          0.20         0.18          0.17          0.19          0.23
--------------------------
  Net Realized and
  Unrealized Gain (Loss)          0.86          4.41        (4.05)        (2.52)        (3.00)         3.97
--------------------------------------------------------------------------------------------------------------
  Total From
  Investment Operations           0.99          4.61        (3.87)        (2.35)        (2.81)         4.20
--------------------------------------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income              (0.13)        (0.20)       (0.18)        (0.17)        (0.19)        (0.24)
--------------------------
  From Net
  Realized Gains                   --            --           --            --          (1.47)        (0.43)
--------------------------------------------------------------------------------------------------------------
  Total Distributions            (0.13)        (0.20)       (0.18)        (0.17)        (1.66)        (0.67)
--------------------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                    $20.47        $19.61       $15.20        $19.25        $21.77        $26.24
==============================================================================================================
  TOTAL RETURN(3)                 5.04%        30.50%      (20.14)%      (10.83)%      (10.77)%       18.78%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                      0.48%(4)        0.49%        0.49%         0.48%         0.47%         0.48%
--------------------------
Ratio of Net Investment
Income to Average
Net Assets                      1.28%(4)        1.20%        1.06%         0.84%         0.73%         0.97%
--------------------------
Portfolio Turnover Rate              51%          95%         100%           79%           79%           86%
--------------------------
Net Assets, End of Period
(in thousands)                   $94,980       $91,240     $105,512      $146,752      $144,542       $8,598
--------------------------------------------------------------------------------------------------------------

(1) Six months ended June 30, 2004 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------
35

Equity Growth - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED DECEMBER 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------------------------------------
                                                               ADVISOR CLASS
--------------------------------------------------------------------------------------------------------------
                                2004(1)        2003          2002          2001          2000          1999
--------------------------------------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period            $19.59        $15.17        $19.23        $21.77        $26.23        $22.70
--------------------------------------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment Income(2)       0.08          0.13          0.11          0.08          0.07          0.12
--------------------------
  Net Realized and
  Unrealized Gain (Loss)         0.86          4.41         (4.06)        (2.54)        (2.98)         3.98
--------------------------------------------------------------------------------------------------------------
  Total From
  Investment Operations          0.94          4.54         (3.95)        (2.46)        (2.91)         4.10
--------------------------------------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income             (0.09)        (0.12)        (0.11)        (0.08)        (0.08)        (0.14)
--------------------------
  From Net
  Realized Gains                  --            --            --            --          (1.47)        (0.43)
--------------------------------------------------------------------------------------------------------------
  Total Distributions           (0.09)        (0.12)        (0.11)        (0.08)        (1.55)        (0.57)
--------------------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                   $20.44        $19.59        $15.17        $19.23        $21.77        $26.23
==============================================================================================================
  TOTAL RETURN(3)                4.79%        30.05%       (20.60)%      (11.28)%      (11.16)%       18.28%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                     0.93%(4)        0.94%         0.94%         0.93%         0.92%         0.93%
--------------------------
Ratio of Net Investment
Income to Average
Net Assets                     0.83%(4)        0.75%         0.61%         0.39%         0.28%         0.52%
--------------------------
Portfolio Turnover Rate             51%          95%          100%           79%           79%           86%
--------------------------
Net Assets, End of Period
(in thousands)                 $131,861      $114,404       $99,615      $132,214      $206,381      $139,696
--------------------------------------------------------------------------------------------------------------

(1) Six months ended June 30, 2004 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------
36

Equity Growth - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED DECEMBER 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                      C CLASS
--------------------------------------------------------------------------------
                                      2004(1)     2003       2002       2001(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                  $19.55     $15.14     $19.23      $20.26
--------------------------------------------------------------------------------
Income From
Investment Operations
---------------------------------
  Net Investment Income (Loss)(3)      0.01      (0.01)     (0.02)      (0.04)
---------------------------------
  Net Realized and
  Unrealized Gain (Loss)               0.86       4.43      (4.07)      (0.99)
--------------------------------------------------------------------------------
  Total From
  Investment Operations                0.87       4.42      (4.09)      (1.03)
--------------------------------------------------------------------------------
Distributions
---------------------------------
  From Net
  Investment Income                   (0.02)     (0.01)       --          --
--------------------------------------------------------------------------------
Net Asset Value,
End of Period                         $20.40     $19.55     $15.14      $19.23
================================================================================
  TOTAL RETURN(4)                      4.43%     29.20%    (21.23)%     (5.13)%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                           1.68%(5)     1.69%      1.69%     1.68%(5)
---------------------------------
Ratio of Net Investment
Income (Loss) to Average
Net Assets                           0.08%(5)     0.00%     (0.14)%   (0.44)%(5)
---------------------------------
Portfolio Turnover Rate                 51%        95%       100%       79%(6)
---------------------------------
Net Assets, End of Period
(in thousands)                        $1,745     $1,076      $268        $139
--------------------------------------------------------------------------------

(1) Six months ended June 30, 2004 (unaudited).

(2) July 18, 2001 (commencement of sale) through December 31, 2001.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended December 31, 2001.

See Notes to Financial Statements.

------
37

Income & Growth - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED DECEMBER 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------------------------------------
                                                               INVESTOR CLASS
--------------------------------------------------------------------------------------------------------------
                                2004(1)        2003          2002          2001          2000          1999
--------------------------------------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period            $27.70        $21.74        $27.35        $30.19        $34.05        $29.25
--------------------------------------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment Income(2)       0.25          0.43          0.33          0.30          0.29          0.33
--------------------------
  Net Realized and
  Unrealized Gain (Loss)         1.08          5.96         (5.61)        (2.84)        (3.86)         4.87
--------------------------------------------------------------------------------------------------------------
  Total From
  Investment Operations          1.33          6.39         (5.28)        (2.54)        (3.57)         5.20
--------------------------------------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income             (0.23)        (0.43)        (0.33)        (0.30)        (0.29)        (0.33)
--------------------------
  From Net
  Realized Gains                  --            --            --            --            --          (0.07)
--------------------------------------------------------------------------------------------------------------
  Total Distributions           (0.23)        (0.43)        (0.33)        (0.30)        (0.29)        (0.40)
--------------------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                   $28.80        $27.70        $21.74        $27.35        $30.19        $34.05
==============================================================================================================
  TOTAL RETURN(3)                4.84%        29.62%       (19.37)%       (8.37)%      (10.54)%       17.96%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                     0.68%(4)        0.69%         0.69%         0.68%         0.67%         0.68%
--------------------------
Ratio of Net Investment
Income to Average
Net Assets                     1.78%(4)        1.80%         1.34%         1.07%         0.89%         1.08%
--------------------------
Portfolio Turnover Rate             36%          67%           67%           61%           64%           58%
--------------------------
Net Assets, End of Period
(in thousands)                $3,810,403    $3,803,254    $3,122,386    $4,450,654    $5,433,541    $6,363,283
--------------------------------------------------------------------------------------------------------------

(1) Six months ended June 30, 2004 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------
38

Income & Growth - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED DECEMBER 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------------------------------------
                                                            INSTITUTIONAL CLASS
--------------------------------------------------------------------------------------------------------------
                                2004(1)        2003          2002          2001          2000          1999
--------------------------------------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period            $27.71        $21.76        $27.37        $30.19        $34.06        $29.27
--------------------------------------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment Income(2)       0.28          0.48          0.38          0.36          0.36          0.39
--------------------------
  Net Realized and
  Unrealized Gain (Loss)         1.09          5.95         (5.61)        (2.82)        (3.88)         4.90
--------------------------------------------------------------------------------------------------------------
  Total From
  Investment Operations          1.37          6.43         (5.23)        (2.46)        (3.52)         5.29
--------------------------------------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income             (0.26)        (0.48)        (0.38)        (0.36)        (0.35)        (0.43)
--------------------------
  From Net
  Realized Gains                  --            --            --            --            --          (0.07)
--------------------------------------------------------------------------------------------------------------
  Total Distributions           (0.26)        (0.48)        (0.38)        (0.36)        (0.35)        (0.50)
--------------------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                  $28.82        $27.71        $21.76        $27.37        $30.19        $34.06
==============================================================================================================
  TOTAL RETURN(3)               4.97%        29.81%       (19.18)%       (8.15)%      (10.35)%       18.27%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                     0.48%(4)        0.49%         0.49%         0.48%         0.47%         0.48%
--------------------------
Ratio of Net Investment
Income to Average
Net Assets                     1.98%(4)        2.00%         1.54%         1.27%         1.09%         1.28%
--------------------------
Portfolio Turnover Rate           36%           67%           67%           61%           64%           58%
--------------------------
Net Assets, End of Period
(in thousands)                 $296,207      $270,760      $197,371      $233,823      $209,873      $191,436
--------------------------------------------------------------------------------------------------------------

(1) Six months ended June 30, 2004 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------
39

Income & Growth - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED DECEMBER 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------------------------------------
                                                                ADVISOR CLASS
--------------------------------------------------------------------------------------------------------------
                                2004(1)        2003          2002          2001          2000          1999
--------------------------------------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period            $27.68        $21.72        $27.33        $30.17        $34.05        $29.22
--------------------------------------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment Income(2)       0.21          0.37          0.27          0.23          0.21          0.25
--------------------------
  Net Realized and
  Unrealized Gain (Loss)         1.09          5.96         (5.61)        (2.83)        (3.88)         4.87
--------------------------------------------------------------------------------------------------------------
  Total From
  Investment Operations          1.30          6.33         (5.34)        (2.60)        (3.67)         5.12
--------------------------------------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income             (0.20)        (0.37)        (0.27)        (0.24)        (0.21)        (0.22)
--------------------------
  From Net
  Realized Gains                  --            --            --            --            --          (0.07)
--------------------------------------------------------------------------------------------------------------
  Total Distributions           (0.20)        (0.37)        (0.27)        (0.24)        (0.21)        (0.29)
--------------------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                  $28.78        $27.68        $21.72        $27.33        $30.17        $34.05
==============================================================================================================
  TOTAL RETURN(3)                4.72%       29.33%       (19.60)%       (8.63)%      (10.78)%       17.65%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                     0.93%(4)        0.94%         0.94%         0.93%         0.92%         0.93%
--------------------------
Ratio of Net Investment
Income to Average
Net Assets                     1.53%(4)        1.55%         1.09%         0.82%         0.64%         0.83%
--------------------------
Portfolio Turnover Rate             36%          67%           67%           61%           64%           58%
--------------------------
Net Assets, End of Period
(in thousands)                 $894,304      $888,390      $690,924     $1,227,156    $1,127,877     $664,412
--------------------------------------------------------------------------------------------------------------

(1) Six months ended June 30, 2004 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------
40

Income & Growth - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED DECEMBER 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                     C CLASS
--------------------------------------------------------------------------------
                                  2004(1)       2003         2002        2001(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period              $27.67       $21.68       $27.31       $28.84
--------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment Income(3)         0.11         0.19         0.10         0.03
--------------------------
  Net Realized and
  Unrealized Gain (Loss)           1.10         5.98        (5.64)       (1.44)
--------------------------------------------------------------------------------
  Total From
  Investment Operations            1.21         6.17        (5.54)       (1.41)
--------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income               (0.11)       (0.18)       (0.09)       (0.12)
--------------------------------------------------------------------------------
Net Asset Value,
End of Period                    $28.77       $27.67       $21.68       $27.31
================================================================================
  TOTAL RETURN(4)                  4.37%       28.56%      (20.29)%      (4.91)%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                       1.68%(5)       1.69%        1.69%      1.68%(5)
--------------------------
Ratio of Net Investment
Income to Average
Net Assets                       0.78%(5)       0.80%        0.34%      0.20%(5)
--------------------------
Portfolio Turnover Rate             36%          67%          67%        61%(6)
--------------------------
Net Assets, End of Period
(in thousands)                    $2,816       $2,330       $1,710        $437
--------------------------------------------------------------------------------

(1) Six months ended June 30, 2004 (unaudited).

(2) June 28, 2001 (commencement of sale) through December 31, 2001.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended December 31, 2001.

See Notes to Financial Statements.

------
41

Income & Growth - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
--------------------------------------------------------------------------------
                                                                 R CLASS
--------------------------------------------------------------------------------
                                                           2004(1)      2003(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                                       $27.70       $24.79
--------------------------------------------------------------------------------
Income From  Investment Operations
-----------------------------------
  Net Investment Income(3)                                  0.19         0.08
-----------------------------------
  Net Realized and Unrealized Gain                          1.08         3.03
--------------------------------------------------------------------------------
  Total From Investment Operations                          1.27         3.11
--------------------------------------------------------------------------------
Distributions
-----------------------------------
  From Net Investment Income                               (0.17)       (0.20)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                            $28.80       $27.70
================================================================================
  TOTAL RETURN(4)                                           4.60%       12.57%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                                     1.18%(5)     1.18%(5)
-----------------------------------
Ratio of Net Investment Income
to Average Net Assets                                     1.28%(5)     0.85%(5)
-----------------------------------
Portfolio Turnover Rate                                      36%        67%(6)
-----------------------------------
Net Assets, End of Period
(in thousands)                                               $36          $9
--------------------------------------------------------------------------------

(1) Six months ended June 30, 2004 (unaudited).

(2) August 29, 2003 (commencement of sale) through December 31, 2003.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended December 31, 2003.

See Notes to Financial Statements.

------
42

Small Company - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED DECEMBER 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------------------------------------
                                                               INVESTOR CLASS
--------------------------------------------------------------------------------------------------------------
                                2004(1)        2003          2002          2001          2000          1999
--------------------------------------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period             $8.35         $5.50         $5.75         $5.79         $5.49         $5.02
--------------------------------------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment
  Income (Loss)(2)               0.02          0.01          --(3)        (0.01)        (0.01)         --(3)
--------------------------
  Net Realized and
  Unrealized Gain (Loss)         0.87          2.93         (0.23)         0.22          0.49          0.48
--------------------------------------------------------------------------------------------------------------
  Total From
  Investment Operations          0.89          2.94         (0.23)         0.21          0.48          0.48
--------------------------------------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income               --           --(3)          --            --            --           --(3)
--------------------------
  From Net
  Realized Gains                (0.12)        (0.09)        (0.02)        (0.25)        (0.18)        (0.01)
--------------------------------------------------------------------------------------------------------------
  Total Distributions           (0.12)        (0.09)        (0.02)        (0.25)        (0.18)        (0.01)
--------------------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                    $9.12         $8.35         $5.50         $5.75         $5.79         $5.49
==============================================================================================================
  TOTAL RETURN(4)               10.68%        53.57%        (4.00)%        3.99%         8.90%         9.76%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                     0.88%(5)        0.89%         0.90%         0.88%         0.88%         0.88%
--------------------------
Ratio of Net Investment
Income (Loss) to Average
Net Assets                     0.45%(5)        0.09%         0.03%        (0.18)%       (0.13)%        0.06%
--------------------------
Portfolio Turnover Rate            63%          120%          116%           165%           93%         148%
--------------------------
Net Assets, End of Period
(in thousands)                 $792,796      $467,228      $113,685       $26,899       $22,178       $17,058
--------------------------------------------------------------------------------------------------------------

(1) Six months ended June 30, 2004 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Per-share amount was less than $0.005.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

See Notes to Financial Statements.

------
43

Small Company - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED DECEMBER 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------------------------------------
                                                            INSTITUTIONAL CLASS
--------------------------------------------------------------------------------------------------------------
                                2004(1)        2003          2002          2001          2002         1999(2)
--------------------------------------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period             $8.36         $5.53         $5.76         $5.79         $5.49         $4.77
--------------------------------------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment Income(3)       0.03          0.02          0.01          --(4)         --(4)         --(4)
--------------------------
  Net Realized and
  Unrealized Gain (Loss)         0.88          2.93         (0.22)         0.22          0.49          0.73
--------------------------------------------------------------------------------------------------------------
  Total From
  Investment Operations          0.91          2.95         (0.21)         0.22          0.49          0.73
--------------------------------------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income               --          (0.03)          --            --            --          (0.01)
--------------------------
  From Net
  Realized Gains                (0.12)        (0.09)        (0.02)        (0.25)        (0.19)          --
--------------------------------------------------------------------------------------------------------------
  Total Distributions           (0.12)        (0.12)        (0.02)        (0.25)        (0.19)        (0.01)
--------------------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                   $9.15         $8.36         $5.53         $5.76         $5.79         $5.49
==============================================================================================================
  TOTAL RETURN(5)               10.91%        53.52%        (3.65)%        4.17%         9.08%        15.25%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                     0.68%(6)        0.69%         0.70%         0.68%         0.68%       0.68%(6)
--------------------------
Ratio of Net Investment
Income to Average
Net Assets                     0.65%(6)        0.29%         0.23%         0.02%         0.07%       0.36%(6)
--------------------------
Portfolio Turnover Rate           63%           120%          116%          165%           93%         148%(7)
--------------------------
Net Assets, End of Period
(in thousands)                 $133,729       $30,830       $1,766         $771         $1,434        $1,180
--------------------------------------------------------------------------------------------------------------

(1) Six months ended June 30, 2004 (unaudited).

(2) October 1, 1999 (commencement of sale) through December 31, 1999.

(3) Computed using average shares outstanding throughout the period.

(4) Per-share amount was less than $0.005.

(5) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(6) Annualized.

(7) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended December 31, 1999.

See Notes to Financial Statements.

------
44

Small Company - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED DECEMBER 31 (EXCEPT AS NOTED)
----------------------------------------------------------------------------------------
                                                    ADVISOR CLASS
----------------------------------------------------------------------------------------
                                2004(1)      2003        2002        2001       2000(2)
----------------------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period             $8.30       $5.48       $5.74       $5.79       $6.32
----------------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment
  Income (Loss)(3)               0.01       (0.01)      (0.01)      (0.02)      (0.01)
--------------------------
  Net Realized and
  Unrealized Gain (Loss)         0.86        2.92       (0.23)       0.22       (0.35)
----------------------------------------------------------------------------------------
  Total From
  Investment Operations          0.87        2.91       (0.24)       0.20       (0.36)
----------------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Realized Gains                (0.12)      (0.09)      (0.02)      (0.25)      (0.17)
----------------------------------------------------------------------------------------
Net Asset Value,
End of Period                   $9.05       $8.30       $5.48       $5.74       $5.79
========================================================================================
  TOTAL RETURN(4)               10.50%      53.16%      (4.18)%      3.82%      (5.47)%

RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                     1.13%(5)      1.14%       1.15%       1.13%     1.12%(5)
--------------------------
Ratio of Net Investment
Income (Loss) to Average
Net Assets                     0.20%(5)     (0.16)%     (0.22)%     (0.43)%   (0.43)%(5)
--------------------------
Portfolio Turnover Rate           63%        120%        116%        165%       93%(6)
--------------------------
Net Assets, End of Period
(in thousands)                 $163,418     $62,907     $3,104        $35         $35
----------------------------------------------------------------------------------------

(1) Six months ended June 30, 2004 (unaudited).

(2) September 7, 2000 (commencement of sale) through December 31, 2000.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended December 31, 2000.

See Notes to Financial Statements.

------
45

Small Company - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
--------------------------------------------------------------------------------
                                                                 R CLASS
--------------------------------------------------------------------------------
                                                           2004(1)      2003(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                                        $8.34        $7.11
--------------------------------------------------------------------------------
Income From  Investment Operations
-----------------------------------
  Net Investment Loss(3)                                    --(4)       (0.01)
-----------------------------------
  Net Realized and Unrealized Gain                          0.87         1.33
--------------------------------------------------------------------------------
  Total From Investment Operations                          0.87         1.32
--------------------------------------------------------------------------------
Distributions
-----------------------------------
  From Net Realized Gains                                  (0.12)       (0.09)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                             $9.09        $8.34
================================================================================
  TOTAL RETURN(5)                                          10.44%       18.61%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                                     1.38%(6)     1.38%(6)
-----------------------------------
Ratio of Net Investment Loss
to Average Net Assets                                    (0.05)%(6)   (0.40)%(6)
-----------------------------------
Portfolio Turnover Rate                                      63%        120%(7)
-----------------------------------
Net Assets, End of Period
(in thousands)                                              $913          $3
--------------------------------------------------------------------------------

(1) Six months ended June 30, 2004 (unaudited).

(2) August 29, 2003 (commencement of sale) through December 31, 2003.

(3) Computed using average shares outstanding throughout the period.

(4) Per-share amount was less than $0.005.

(5) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(6) Annualized.

(7) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended December 31, 2003.

See Notes to Financial Statements.

------
46

Proxy Voting Results

A special meeting of shareholders was held on April 26, 2004, to vote on the following proposal. The proposal received the required majority of votes of each fund and was adopted.

A summary of voting results is listed below the proposal.

PROPOSAL

Approval of change of domicile from California to Maryland pursuant to the
Agreement and Articles of Merger.

--------------------------------------------------------------------------------
                             EQUITY GROWTH     INCOME & GROWTH     SMALL COMPANY
--------------------------------------------------------------------------------
For:                           886,739,753      2,756,011,866       538,188,806
--------------------------------------------------------------------------------
Against:                        21,953,281        121,266,007        10,127,362
--------------------------------------------------------------------------------
Abstain:                        27,314,047        154,499,632        18,544,069
--------------------------------------------------------------------------------
Broker Non-Vote:                        --                 --                --
--------------------------------------------------------------------------------

------
47

Share Class Information

Four classes of shares are authorized for sale by Equity Growth: Investor Class,
Institutional Class, Advisor Class, and C Class. Five classes of shares are authorized for sale by Income & Growth: Investor Class, Institutional Class
Advisor Class, C Class, and R Class. Four classes of shares are authorized for sale by Small Company: Investor Class, Institutional Class, Advisor Class, and
R Class. The total expense ratio of Institutional Class shares is lower than
That of Investor Class shares. The total expense ratios for Advisor, C, and
R Class shares are higher than that of Investor Class shares.

INVESTOR CLASS shares are available for purchase in two ways: 1) directly from
American Century without any commissions or other fees; or 2) through a broker-dealer, which may require payment of a transaction fee to the broker.

INSTITUTIONAL CLASS shares are available to large investors such as endowments, foundations, and retirement plans, and to financial intermediaries serving these investors. This class recognizes the relatively lower cost of serving institutional customers and others who invest at least $5 million ($3 million for endowments and foundations) in an American Century fund or at least $10 million in multiple funds. In recognition of the larger investments and account balances and comparatively lower transaction costs, the total expense ratio of
Institutional Class shares is 0.20% less than the total expense ratio of
Investor Class shares.

ADVISOR CLASS shares are sold primarily through institutions such as investment advisors, banks, broker-dealers, insurance companies, and financial advisors.
Advisor Class shares are subject to a 0.50% annual Rule 12b-1 service and distribution fee. The total expense ratio of Advisor Class shares is 0.25%
higher than the total expense ratio of Investor Class shares.

C CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. C Class shares redeemed within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1.00%. There is no CDSC on shares acquired through reinvestment of dividends or capital gains. C Class shares also are subject to a Rule 12b-1 service and distribution fee of 1.00%.

R CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. R Class shares are subject to a 0.50% annual Rule 12b-1 service and distribution fee.

All classes of shares represent a pro rata interest in the funds and generally have the same rights and preferences.

------
48

Additional Information

RETIREMENT ACCOUNT INFORMATION

As required by law, any distributions you receive from an IRA or certain 403(b),
457 and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the funds' manager, is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. A description of the policies and procedures the manager uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century's Web site at
americancentury.com and on the Securities and Exchange Commission's Web site at
sec.gov.

------
49

Index Definitions

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The NASDAQ COMPOSITE INDEX is a market-value weighted index of all domestic and international common stocks listed on the Nasdaq stock market.

The S&P 500 INDEX is a market-value weighted index of the stocks of 500 publicly traded U.S. companies chosen for market size, liquidity, and industry group representation that are considered to be leading firms in dominant industries.
Each stock's weight in the index is proportionate to its market value. Created by Standard & Poor's, it is considered to be a broad measure of U.S. stock market performance.

The S&P SMALLCAP 600 INDEX, a capitalization-weighted index consisting of 600 domestic stocks, measures the small company segment of the U.S. market.

------
50

Notes

------
51

Notes

------
52

[inside back cover - blank]

[back cover]

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR RELATIONS:
1-800-345-2021 or 816-531-5575

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL ADVISORS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS, INC.

INVESTMENT MANAGER:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

American Century Investments                                       PRSRT STD
P.O. Box 419200                                                U.S. POSTAGE PAID
Kansas City, MO 64141-6200                                     AMERICAN CENTURY
                                                                   COMPANIES

The American Century logo, American Century and American Century Investments are service marks of American Century Services Corporation.

0408                                  American Century Investment Services, Inc.
SH-SAN-38978S                      (c)2004 American Century Services Corporation

[front cover]

JUNE 30, 2004

American Century Investments
Semiannual Report

[photos]

Global Gold Fund

                                 [american century logo and text logo (reg.tm)]

[inside front cover]

Our Message to You . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1

GLOBAL GOLD

FINANCIAL STATEMENTS

OTHER INFORMATION

The opinions expressed in the Portfolio Commentary reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American
Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

Our Message to You

[photo]

JAMES E. STOWERS III WITH JAMES E. STOWERS, JR.

We are pleased to provide you with the semiannual report for the Global Gold fund for the six months ended June 30, 2004.

This report contains information that can help you monitor your investment.
You'll find details about your fund's return and holdings as well as data and analysis that provide insight into the market conditions affecting the fund's performance.

Through our Web site, americancentury.com, we provide quarterly commentaries on all American Century portfolios, the views of our senior investment officers, and other communications about investments, portfolio strategy, and the markets.
We also have many informative resources available in the Education & Planning section of our site to help you with your investment strategy.

Your next shareholder report for these funds will be the annual report dated
December 31, 2004, available in approximately six months.

As always, we deeply appreciate your investment with American Century
Investments.

Sincerely,

      /s/James E. Stowers, Jr.

      James E. Stowers, Jr.
      FOUNDER AND CHAIRMAN

      /s/James E. Stowers III

      James E. Stowers III
      CO-CHAIRMAN OF THE BOARD

------
1

Global Gold - Performance

TOTAL RETURNS AS OF JUNE 30, 2004
                                   --------------------------------
                                        AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                             SINCE     INCEPTION
                        1 YEAR     5 YEARS    10 YEARS    INCEPTION       DATE
--------------------------------------------------------------------------------
INVESTOR CLASS          17.05%     16.94%      0.62%       1.51%         8/17/88
--------------------------------------------------------------------------------
FUND BENCHMARK(1)       18.66%     16.69%      0.61%       2.08%(2)        --
--------------------------------------------------------------------------------
MSCI WORLD INDEX        24.00%     -1.70%      7.13%       7.58%(2)        --
--------------------------------------------------------------------------------
Advisor Class           16.86%     16.67%        --        6.98%         5/6/98
--------------------------------------------------------------------------------

(1) See Index Definitions page.

(2) Since 8/31/88, the date nearest the Investor Class's inception for which data are available.

GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made June 30, 1994

ONE-YEAR RETURNS OVER 10 YEARS

Periods ended June 30
----------------------------------------------------------------------------------------------------------------
                    1995     1996      1997      1998      1999      2000      2001      2002     2003     2004
----------------------------------------------------------------------------------------------------------------
Investor Class      6.16%    3.93%   -26.66%   -31.72%   -11.93%   -10.91%     9.14%    72.74%   11.24%   17.05%
----------------------------------------------------------------------------------------------------------------
Fund Benchmark      5.32%    2.48%   -30.93%   -28.49%    -7.92%   -11.57%     7.42%    77.26%    8.29%   18.66%
----------------------------------------------------------------------------------------------------------------
MSCI World Index   10.67%   18.44%    22.27%    17.03%    15.67%    12.19%   -20.30%   -15.22%   -2.37%   24.00%
----------------------------------------------------------------------------------------------------------------

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

------
2

Global Gold - Portfolio Commentary

BY BILL MARTIN, PORTFOLIO MANAGER

PERFORMANCE SUMMARY

Global Gold--like the broad gold stock market and gold itself--had a negative return during the first half of 2004. The portfolio returned -19.57%*, performing a little better than the fund benchmark, which returned -19.77% for the period. (See page 2 for additional performance data.) The fund benchmark consists of about two-thirds North American gold stocks, about 20% African gold stocks, and about 10% Australian gold stocks.

GOLD MARKET REVIEW

The price of gold fell from $416.10 an ounce at the end of December 2003, to
$393.00 on June 30, 2004. Gold prices peaked at a 16-year high of $427.80 on
April 1, 2004, as demand was boosted in part by inflation concerns and terrorism fears. The rest of April saw a major sell-off in the precious metal, as it fell more than $35 an ounce.

A large part of the April 2004 exodus from gold involved the departure of many speculative investors--such as hedge funds--from the market. Such speculators helped drive the price of gold higher in 2002 and 2003. In April 2004, several factors helped push hedge funds--and other investors--out of the market. One was a surge in the value of the dollar versus other major currencies, triggered by a strong U.S. employment report. Strength in the dollar generally squelches demand for gold, which is used as a hedge against dollar weakness. Another important factor involved developments that investors feared would reduce Chinese demand for metals (China is a significant consumer of gold and other precious metals).

--------------------------------------------------------------------------------
MARKET RETURNS
For the six months ended June 30, 2004
--------------------------------------------------------------------------------
  BACKGROUND INFLUENCES
--------------------------------------------------------------------------------
Gold bullion                                                    -5.55%
--------------------------------------------------------------------------------
U.S. Dollar vs. Euro                                             3.25%
--------------------------------------------------------------------------------
  BROAD GOLD STOCK MARKET
--------------------------------------------------------------------------------
Lipper Gold Fund Index                                         -19.21%
--------------------------------------------------------------------------------
FT-SE(reg.tm) Gold Mines Index                                 -20.05%
--------------------------------------------------------------------------------
  REGIONAL COMPONENTS OF FT-SE(reg.tm) GOLD MINES
--------------------------------------------------------------------------------
FT-SE(reg.tm) Gold Mines Australia Index                       -10.19%
--------------------------------------------------------------------------------
FT-SE(reg.tm) Gold Mines North America Index                   -17.24%
--------------------------------------------------------------------------------
FT-SE(reg.tm) Gold Mines Africa Index                          -29.71%
--------------------------------------------------------------------------------
Sources: Bloomberg Financial Markets, Lipper Inc.

--------------------------------------------------------------------------------
TOP TEN HOLDINGS
AS OF JUNE 30, 2004
--------------------------------------------------------------------------------
                                          % OF FUND             % OF FUND
                                         INVESTMENTS           INVESTMENTS
                                            AS OF                 AS OF
                                           6/30/04              12/31/03
--------------------------------------------------------------------------------
Newmont Mining
Corporation*                               10.0%                 10.4%
--------------------------------------------------------------------------------
Barrick Gold Corp.                          9.4%                  8.6%
--------------------------------------------------------------------------------
Placer Dome Inc.                            8.1%                  7.1%
--------------------------------------------------------------------------------
Anglogold Limited*                          5.3%                  5.3%
--------------------------------------------------------------------------------
Glamis Gold Ltd.                            4.8%                  3.7%
--------------------------------------------------------------------------------
Freeport-McMoRan
Cooper & Gold, Inc. CI B                    4.8%                  4.8%
--------------------------------------------------------------------------------
Newcrest Mining Limited                     4.7%                  4.2%
--------------------------------------------------------------------------------
Gold Fields Limited*                        4.5%                  4.9%
--------------------------------------------------------------------------------
Harmony Gold Mining
Co. Ltd.                                    4.4%                  4.5%
--------------------------------------------------------------------------------
Meridian Gold Inc.*                         3.8%                  3.4%
--------------------------------------------------------------------------------
*Includes shares traded on all exchanges.

*All fund returns referenced in this commentary are for Investor Class shares.

                                                                    (continued)

------
3

Global Gold - Portfolio Commentary

While gold company stocks fared poorly in this environment, some areas performed better than others (see the Market Returns table on page 3). As represented by the FT-SE(reg.tm) Gold Mines Index and its regional components, Australian and
North American gold stocks outperformed the broad gold stock market--weakness in
Australia's currency helped gold stock performance in that country to some extent. Meanwhile, African gold stocks underperformed the market significantly.
Not only do the African mines typically have much higher operating costs than mines in other countries, but African stocks continued to be hurt by the strength of the South African currency--the rand--which is the home currency of most African gold mining companies. Gold is priced in dollars, but these companies pay their operating costs in rand, so a strong rand versus the dollar is very much to their disadvantage.

PORTFOLIO STRATEGY

One reason the portfolio outperformed the fund benchmark and the broad gold stock market (as represented by the FT-SE(reg.tm) Gold Mines Index) was our continued underweight (versus the fund benchmark) in South African stocks, which underperformed. The two biggest positive contributors to portfolio performance for the six-month period were Glamis Gold and Agnico-Eagle Mines. Compared with the fund benchmark, Glamis was an overweight in the portfolio, while
Agnico-Eagle was a slight underweight. Gammon Lake Resources also boosted the portfolio versus its benchmark--it rose nearly 35% during the period, partly due to positive results from recent exploration at its Ocampo project in northern
Mexico.

On the downside, Harmony Gold Mining was the largest detractor from portfolio performance. Harmony Gold, a South African company, fell by more than 35% in the first half of 2004. Newmont Mining--a large North American company--was the portfolio's largest holding (as of June 30, 2004), and consequently a large detractor from portfolio performance, as the stock fell by 20%.

GLOBAL GOLD'S ROLE AS A PORTFOLIO DIVERSIFIER

We would like to remind investors that Global Gold is not meant to serve as a complete investment program by itself. Global Gold is intended for investors looking for a long-term investment diversifier for a domestic stock and bond portfolio. The portfolio carries a redemption fee of 1% on shares redeemed within 60 days of purchase.

--------------------------------------------------------------------------------
GEOGRAPHIC COMPOSITION
AS OF JUNE 30, 2004
--------------------------------------------------------------------------------
                                          % OF FUND             % OF FUND
                                         INVESTMENTS           INVESTMENTS
                                            AS OF                 AS OF
                                           6/30/04              12/31/03
--------------------------------------------------------------------------------
Canada                                     55.9%                 51.2%
--------------------------------------------------------------------------------
Africa                                     15.8%                 18.8%
--------------------------------------------------------------------------------
United States*                             19.1%                 20.2%
--------------------------------------------------------------------------------
Australia                                   7.6%                  7.9%
--------------------------------------------------------------------------------
Others                                      1.6%                  1.9%
--------------------------------------------------------------------------------
*Includes Temporary Cash Investments.

------
4

Global Gold - Schedule of Investments

JUNE 30, 2004 (UNAUDITED)

Shares                                                                 Value
--------------------------------------------------------------------------------
COMMON STOCKS -- 99.6%

AUSTRALIA -- 7.6%
--------------------------------------------------------------------------------
        2,500,000  Croesus Mining NL                               $    765,655
--------------------------------------------------------------------------------
          950,000  Kingsgate Consolidated Ltd.                        2,320,979
--------------------------------------------------------------------------------
       12,164,473  Lihir Gold Limited(1)                              8,382,411
--------------------------------------------------------------------------------
        2,985,662  Newcrest Mining Limited                           28,637,182
--------------------------------------------------------------------------------
            3,333  Nickel Australia Ltd.(1)                                 406
--------------------------------------------------------------------------------
        1,200,000  Sino Gold Ltd.(1)                                  1,812,514
--------------------------------------------------------------------------------
        2,308,703  Sons of Gwalia Limited(1)                          4,442,828
--------------------------------------------------------------------------------
                                                                     46,361,975
--------------------------------------------------------------------------------
CANADA -- 55.9%
--------------------------------------------------------------------------------
          201,888  Agnico-Eagle Mines Ltd.                            2,688,713
--------------------------------------------------------------------------------
        1,451,400  Agnico-Eagle Mines Ltd.
                   New York Shares                                   19,172,994
--------------------------------------------------------------------------------
        2,191,500  Apollo Gold Corporation(1)                         3,006,430
--------------------------------------------------------------------------------
        2,914,016  Barrick Gold Corp.                                57,551,817
--------------------------------------------------------------------------------
        6,286,650  Bema Gold Corp.(1)                                17,150,121
--------------------------------------------------------------------------------
        4,005,000  Cambior, Inc.(1)                                  11,015,776
--------------------------------------------------------------------------------
          275,000  Crystallex International
                   Corporation New York Shares(1)                       679,250
--------------------------------------------------------------------------------
        3,400,000  Crystallex International
                   Corporation Special Warrants(1)                    8,765,645
--------------------------------------------------------------------------------
        1,100,000  Crystallex International
                   Corporation Warrants(1)                                   --
--------------------------------------------------------------------------------
        1,325,300  Eldorado Gold Corporation(1)                       3,446,594
--------------------------------------------------------------------------------
          367,800  Gabriel Resources Ltd.(1)                            355,589
--------------------------------------------------------------------------------
        1,190,700  Gammon Lake Resources Inc.(1)                      7,870,775
--------------------------------------------------------------------------------
        1,654,922  Glamis Gold Ltd.(1)                               29,084,854
--------------------------------------------------------------------------------
        1,515,100  Goldcorp Inc.                                     17,679,762
--------------------------------------------------------------------------------
           30,000  Goldcorp Inc. New York Shares                        350,100
--------------------------------------------------------------------------------
          380,000  Golden Star Resources Ltd.(1)                      1,774,264
--------------------------------------------------------------------------------
          125,000  Golden Star Resources Ltd.
                   Warrants(1)                                          282,920
--------------------------------------------------------------------------------
          660,000  Great Basin Gold Ltd.(1)                             865,622
--------------------------------------------------------------------------------
        1,750,000  Guinor Gold Corp.(1)                               1,390,242
--------------------------------------------------------------------------------
        2,775,700  IAMGOLD Corporation                               15,518,790
--------------------------------------------------------------------------------
        3,086,229  Kinross Gold Corp.(1)                             17,162,427
--------------------------------------------------------------------------------
          279,157  Kinross Gold Corp. New York
                   Shares(1)                                          1,552,113
--------------------------------------------------------------------------------
          760,700  Meridian Gold Inc.(1)                              9,840,127
--------------------------------------------------------------------------------
        1,036,700  Meridian Gold Inc. New York
                   Shares(1)                                         13,445,999
--------------------------------------------------------------------------------
          650,900  Minefinders Corporation Ltd.(1)                    4,414,783
--------------------------------------------------------------------------------
        3,200,000  Miramar Mining Corp.(1)                            3,693,322
--------------------------------------------------------------------------------
          110,000  Miramar Mining Corp.
                   Warrants (Acquired 11/19/03,
                   Cost $--)(1)(2)                                           --
--------------------------------------------------------------------------------
        1,502,800  Nevsun Resources Ltd.(1)                           4,155,986
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------

        1,112,900  Northern Orion Resources Inc.(1)                $  2,560,596
--------------------------------------------------------------------------------
          687,500  Northern Orion Resources Inc.
                   Warrants(1)                                          772,877
--------------------------------------------------------------------------------
          300,000  Northgate Exploration Ltd.(1)                        467,661
--------------------------------------------------------------------------------
        2,971,316  Placer Dome Inc.                                  49,442,698
--------------------------------------------------------------------------------
        5,702,200  Queenstake Resources Ltd.(1)                       2,435,924
--------------------------------------------------------------------------------
        1,100,000  Rio Narcea Gold Mines, Ltd.(1)                     2,168,178
--------------------------------------------------------------------------------
          500,000  SouthernEra Resources
                   Limited(1)                                         1,367,758
--------------------------------------------------------------------------------
        3,500,000  Thistle Mining Inc.(1)                               341,003
--------------------------------------------------------------------------------
        7,455,600  Wheaton River Minerals Ltd.(1)                    20,897,807
--------------------------------------------------------------------------------
          825,000  Wheaton River Minerals Ltd.
                   Warrants(1)                                        1,292,251
--------------------------------------------------------------------------------
          650,000  Wheaton River Minerals Ltd.
                   Warrants(1)                                        1,042,494
--------------------------------------------------------------------------------
        1,304,300  Wolfden Resources Inc.(1)                          4,887,582
--------------------------------------------------------------------------------
                                                                    340,591,844
--------------------------------------------------------------------------------
PERU -- 0.8%
--------------------------------------------------------------------------------
          217,500  Compania de Minas
                   Buenaventura SAu ADR                               4,806,750
--------------------------------------------------------------------------------
SOUTH AFRICA -- 15.8%
--------------------------------------------------------------------------------
          632,202  Anglogold Limited                                 20,664,178
--------------------------------------------------------------------------------
          353,776  Anglogold Limited ADR                             11,377,436
--------------------------------------------------------------------------------
        1,146,050  Durban Roodepoort Deep
                   Limited(1)                                         2,904,437
--------------------------------------------------------------------------------
          311,100  Durban Roodepoort Deep Ltd.
                   ADR(1)                                               790,194
--------------------------------------------------------------------------------
        2,381,434  Gold Fields Limited                               25,105,965
--------------------------------------------------------------------------------
          227,900  Gold Fields Limited ADR                            2,395,229
--------------------------------------------------------------------------------
        2,574,450  Harmony Gold Mining Co.
                   Limited                                           27,115,878
--------------------------------------------------------------------------------
        1,388,062  Western Areas Limited(1)                           6,047,424
--------------------------------------------------------------------------------
          173,507  Western Areas Ltd. Rights(1)                          14,004
--------------------------------------------------------------------------------
                                                                     96,414,745
--------------------------------------------------------------------------------
UNITED KINGDOM -- 0.8%
--------------------------------------------------------------------------------
          582,600  Randgold Resources Limited
                   ADR(1)                                             5,138,532
--------------------------------------------------------------------------------
UNITED STATES -- 18.7%
--------------------------------------------------------------------------------
        4,214,100  Coeur D'alene Mines
                   Corporation(1)                                    17,193,528
--------------------------------------------------------------------------------
          877,200  Freeport-McMoRan Copper &
                   Gold, Inc. Cl B                                   29,079,180
--------------------------------------------------------------------------------
          265,400  Hecla Mining Company(1)                            1,512,780
--------------------------------------------------------------------------------
        1,575,314  Newmont Mining Corporation                        61,059,171
--------------------------------------------------------------------------------
          369,500  Royal Gold, Inc.                                   5,235,815
--------------------------------------------------------------------------------
                                                                    114,080,474
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost $406,996,759)                                                 607,394,320
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
5

Global Gold - Schedule of Investments

JUNE 30, 2004 (UNAUDITED)
                                                                       Value
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS -- 0.4%
Repurchase Agreement, Goldman Sachs & Co.,
(U.S. Treasury obligations), in a joint trading
account at 1.23%, dated 6/30/04, due
7/1/04 (Delivery value $2,400,082)
(Cost $2,400,000)                                                  $  2,400,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT
SECURITIES -- 100.0%
(Cost $409,396,759)                                                $609,794,320
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

ADR = American Depositary Receipt

(1) Non-income producing.

(2) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at June 30, 2004, was $--, which represented 0.0% of net assets.

See Notes to Financial Statements.

------
6

Statement of Assets and Liabilities

JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investment securities, at value (cost of $409,396,759)            $ 609,794,320
------------------------------------------------------------
Cash                                                                     46,111
------------------------------------------------------------
Receivable for capital shares sold                                      331,361
------------------------------------------------------------
Dividends and interest receivable                                        13,937
--------------------------------------------------------------------------------
                                                                    610,185,729
--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Accrued management fees                                                 334,863
------------------------------------------------------------
Distribution fees payable                                                   816
------------------------------------------------------------
Service fees payable                                                        816
--------------------------------------------------------------------------------
                                                                        336,495
--------------------------------------------------------------------------------
NET ASSETS                                                        $ 609,849,234
================================================================================
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Capital (par value and paid-in surplus)                           $ 625,573,120
------------------------------------------------------------
Accumulated net investment loss                                     (11,599,076)
------------------------------------------------------------
Accumulated net realized loss on investment and
foreign currency transactions                                      (204,522,371)
------------------------------------------------------------
Net unrealized appreciation on investments and
translation of assets and liabilities in foreign currencies         200,397,561
--------------------------------------------------------------------------------
                                                                  $ 609,849,234
================================================================================
INVESTOR CLASS, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                                         $605,851,901
------------------------------------------------------------
Shares outstanding                                                   57,665,567
------------------------------------------------------------
Net asset value per share                                                $10.51
--------------------------------------------------------------------------------
ADVISOR CLASS, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                                           $3,997,333
------------------------------------------------------------
Shares outstanding                                                      380,105
------------------------------------------------------------
Net asset value per share                                                $10.52
--------------------------------------------------------------------------------

See Notes to Financial Statements.

------
7

Statement of Operations

FOR THE SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
INVESTMENT LOSS
--------------------------------------------------------------------------------
INCOME:
------------------------------------------------------------
Dividends (net of foreign taxes withheld of $132,202)               $ 2,038,093
------------------------------------------------------------
Interest                                                                 30,450
--------------------------------------------------------------------------------
                                                                      2,068,543
--------------------------------------------------------------------------------

EXPENSES:
------------------------------------------------------------
Management fees                                                       2,231,509
------------------------------------------------------------
Distribution fees -- Advisor Class                                        4,532
------------------------------------------------------------
Service fees -- Advisor Class                                             4,532
------------------------------------------------------------
Directors' fees and expenses                                              9,377
------------------------------------------------------------
Other expenses                                                            9,244
--------------------------------------------------------------------------------
                                                                      2,259,194
--------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                    (190,651)
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
NET REALIZED GAIN ON:
------------------------------------------------------------
Investment transactions                                                 278,551
------------------------------------------------------------
Foreign currency transactions                                            23,431
--------------------------------------------------------------------------------
                                                                        301,982
--------------------------------------------------------------------------------

CHANGE IN NET UNREALIZED APPRECIATION ON:
------------------------------------------------------------
Investments                                                        (147,533,678)
------------------------------------------------------------
Translation of assets and liabilities in foreign currencies          (3,382,141)
--------------------------------------------------------------------------------
                                                                   (150,915,819)
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS                                   (150,613,837)
--------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS              $(150,804,488)
================================================================================

See Notes to Financial Statements.

------
8

Statement of Changes in Net Assets

SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2003
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                       2004            2003
--------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------
Net investment income (loss)                     $    (190,651)    $  1,144,474
----------------------------------------------
Net realized gain                                      301,982        7,502,004
----------------------------------------------
Change in net unrealized appreciation             (150,915,819)     211,726,278
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                         (150,804,488)     220,372,756
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------
From net investment income:
----------------------------------------------
  Investor Class                                    (4,451,690)     (11,093,355)
----------------------------------------------
  Advisor Class                                        (25,162)         (40,730)
--------------------------------------------------------------------------------
Decrease in net assets from distributions           (4,476,852)     (11,134,085)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------
Net increase in net assets from
capital share transactions                          25,562,143      107,677,817
--------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS             (129,719,197)     316,916,488

NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                                739,568,431      422,651,943
--------------------------------------------------------------------------------
End of period                                    $ 609,849,234     $739,568,431
================================================================================

Accumulated net investment loss                   $(11,599,076)     $(6,931,573)
================================================================================

See Notes to Financial Statements.

------
9

Notes to Financial Statements

JUNE 30, 2004 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Quantitative Equity Funds, Inc. (the
corporation) is registered under the Investment Company Act of 1940 (the 1940
Act) as an open-end management investment company. Global Gold Fund (the fund)
is one fund in a series issued by the corporation. The fund is non-diversified under the 1940 Act. The fund's investment objective is to seek to realize a total return (capital growth and dividends) consistent with investment in securities of companies that are engaged in mining, processing, fabricating or distributing gold or other precious metals throughout the world. The fund invests primarily in equity securities. The following is a summary of the fund's significant accounting policies.

MULTIPLE CLASS -- The fund is authorized to issue the Investor Class and the
Advisor Class shares. The share classes differ principally in their respective shareholder servicing and distribution expenses and arrangements. All shares of the fund represent an equal pro rata interest in the assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

SECURITY VALUATIONS -- Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value.
If the investment manager, American Century Investment Management, Inc. (ACIM),
determines that the current market price of a security owned by a non-money market fund is not readily available, the investment manager may determine its fair value in accordance with procedures adopted by the Board of Directors if such fair value determination would materially impact a fund's net asset value.
Valuations may not be readily available if, for example: an event occurred after the close of the exchange on which a portfolio security principally trades (but before the close of the New York Stock Exchange) that was likely to have changed the value of the security; a security has been declared in default; trading in a security has been halted during the trading day; or the demand for the security
(as reflected by its trading volume) is insufficient for quoted prices to be reliable.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

FOREIGN CURRENCY TRANSACTIONS -- All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates.

Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of investment securities are a component of realized gain (loss) on foreign currency transactions and unrealized appreciation
(depreciation) on translation of assets and liabilities in foreign currencies, respectively. Certain countries may impose taxes on the contract amount of purchases and sales of foreign currency contracts in their currency. The fund records the foreign tax expense, if any, as a reduction to the net realized gain
(loss) on foreign currency transactions.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The fund may enter into forward foreign currency exchange contracts to facilitate transactions of securities denominated in a foreign currency or to hedge the fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the fund and the resulting unrealized appreciation or depreciation are determined daily using prevailing exchange rates. The fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract.
Additionally, losses may arise if the counterparties do not perform under the contract terms.

                                                                    (continued)

------
10

Notes to Financial Statements

JUNE 30, 2004 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other registered investment companies having management agreements with ACIM, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

INCOME TAX STATUS -- It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income are declared and paid semiannually. Distributions from net realized gains, if any, are generally declared and paid twice per year.

REDEMPTION -- The fund may impose a 1.00% redemption fee on shares held less than 60 days. The redemption fee is recorded as a reduction in the cost of shares redeemed. The redemption fee is retained by the fund and helps cover transaction costs that long-term investors may bear when a fund sells securities to meet investor redemptions.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with
ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee per class. The
Agreement provides that all expenses of the fund, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered
"interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed daily and paid monthly in arrears based on each class's pro rata share of the fund's average daily closing net assets during the previous month. The rates for the Investment
Category Fee range from 0.3380% to 0.5200% and the rates for the Complex Fee
(Investor Class) range from 0.2900% to 0.3100%. The Advisor Class is 0.2500%
less at each point within the Complex Fee range. For the six months ended June
30, 2004, the effective annual management fee was 0.68% and 0.43% for the
Investor and Advisor Classes, respectively.

DISTRIBUTION AND SERVICE FEES -- The Board of Directors has adopted a Master
Distribution and Shareholder Services Plan (the plan) for the Advisor Class, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that the Advisor Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution fee equal to 0.25% and an annual service fee equal to 0.25%. The fees are computed daily and paid monthly in arrears based on the Advisor Class's average daily closing net assets during the previous month. The distribution fee provides compensation for expenses incurred by financial intermediaries in connection with distributing shares of the Advisor Class including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. The service fee provides compensation for shareholder and administrative services rendered by ACIS, its affiliates or independent third party providers. Fees incurred under the plan during the six months ended June 30, 2004, are detailed in the
Statement of Operations.

                                                                    (continued)

------
11

Notes to Financial Statements

JUNE 30, 2004 (UNAUDITED)

2. FEES AND TRANSACTIONS WITH RELATED PARTIES (CONTINUED)

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of American
Century Companies, Inc. (ACC), the parent of the corporation's investment manager, ACIM, the distributor of the corporation, ACIS, and the corporation's transfer agent, American Century Services Corporation.

During the six months ended June 30, 2004, the fund invested in a money market fund for temporary purposes, which was managed by J.P. Morgan Investment
Management, Inc. (JPMIM). JPMIM is a wholly owned subsidiary of J.P. Morgan
Chase & Co. (JPM). JPM is an equity investor in ACC. The fund has a bank line of credit agreement with JPMorgan Chase Bank (JPMCB). JPMCB is a wholly owned subsidiary of JPM.

3. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, excluding short-term investments, for the six months ended June 30, 2004, were $39,678,430 and $19,232,867, respectively.

4. CAPITAL SHARE TRANSACTIONS

The corporation is authorized to issue 3,000,000,000 shares. Transactions in shares of the fund were as follows:

--------------------------------------------------------------------------------
                                                SHARES              AMOUNT
--------------------------------------------------------------------------------
INVESTOR CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2004

AUTHORIZED SHARES                             500,000,000
================================================================================
Sold                                           13,848,456      $ 162,703,528
----------------------------------------
Issued in reinvestment of distributions           422,824          4,202,860
----------------------------------------
Redeemed                                      (12,504,068)      (142,962,517)(1)
--------------------------------------------------------------------------------
Net increase                                    1,767,212      $  23,943,871
================================================================================
YEAR ENDED DECEMBER 31, 2003

DESIGNATED SHARES                           1,000,000,000
================================================================================
Sold                                           35,450,036      $ 356,436,371
----------------------------------------
Issued in reinvestment of distributions           859,443         10,527,047
----------------------------------------
Redeemed                                      (26,555,968)      (260,457,584)(2)
--------------------------------------------------------------------------------
Net increase                                    9,753,511      $ 106,505,834
================================================================================

(1) Net of redemption fees of $147,204.

(2) Net of redemption fees of $400,630.

                                                                    (continued)

------
12

Notes to Financial Statements

JUNE 30, 2004 (UNAUDITED)

4. CAPITAL SHARE TRANSACTIONS (CONTINUED)

--------------------------------------------------------------------------------
                                                 SHARES              AMOUNT
--------------------------------------------------------------------------------
ADVISOR CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2004

AUTHORIZED SHARES                              10,000,000
================================================================================
Sold                                              232,465        $ 2,701,268
----------------------------------------
Issued in reinvestment of distributions             2,471             24,591
----------------------------------------
Redeemed                                          (97,871)        (1,107,587)(1)
--------------------------------------------------------------------------------
Net increase                                      137,065        $ 1,618,272
================================================================================
YEAR ENDED DECEMBER 31, 2003

DESIGNATED SHARES                             250,000,000
================================================================================
Sold                                              315,856        $ 3,254,361
----------------------------------------
Issued in reinvestment of distributions             3,127             38,976
----------------------------------------
Redeemed                                         (198,294)        (2,121,354)(2)
--------------------------------------------------------------------------------
Net increase                                      120,689        $ 1,171,983
================================================================================

(1) Net of redemption fees of $1,930.

(2) Net of redemption fees of $2,562.

5. BANK LINE OF CREDIT

The fund, along with certain other funds managed by ACIM, has a $650,000,000 unsecured bank line of credit agreement with JPMCB. The fund may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The fund did not borrow from the line during the six months ended June 30, 2004.

6. RISK FACTORS

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social, and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. The fund concentrates its investments in a narrow segment of the total market. Because of this, the fund may be subject to greater risk and market fluctuations than a portfolio representing a broader range of industries.

                                                                    (continued)

------
13

Notes to Financial Statements

JUNE 30, 2004 (UNAUDITED)

7. FEDERAL TAX INFORMATION

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of June 30, 2004, the components of investments for federal income tax purposes were as follows:

--------------------------------------------------------------------------------
Federal tax cost of investments                                    $438,629,644
================================================================================
Gross tax appreciation of investments                              $186,852,971
----------------------------------------
Gross tax depreciation of investments                               (15,688,295)
--------------------------------------------------------------------------------
Net tax appreciation of investments                                $171,164,676
================================================================================

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

Following are the capital loss carryovers and capital loss deferral amounts as of December 31, 2003:

--------------------------------------------------------------------------------
Accumulated capital losses                                        $(186,964,205)
--------------------------------------------------------------------------------
Currency loss deferral                                                 $(33,601)
--------------------------------------------------------------------------------

The accumulated capital losses listed above represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers expire as follows:

--------------------------------------------------------------------------------------------
    2005            2006            2007            2008            2009            2010
--------------------------------------------------------------------------------------------
$(11,615,692)   $(61,443,526)   $(56,658,958)   $(30,893,211)   $(20,993,041)   $(5,359,777)
--------------------------------------------------------------------------------------------

The currency loss deferrals represent net foreign currency losses incurred in the two-month period ended December 31, 2003. The fund has elected to treat such losses as having been incurred in the following fiscal year for federal income tax purposes.

8. PLAN OF REORGANIZATION

Effective at the beginning of business on May 1, 2004, American Century
Quantitative Equity Funds, a California corporation and the issuer American
Century Global Gold Fund (the old fund) merged with American Century
Quantitative Equity Funds, Inc., a Maryland corporation and issuer of Global
Gold (the new fund), pursuant to a plan of reorganization in which the domicile of the fund's issuer was changed from California to Maryland. In connection with the change in domicile, the new fund acquired all of the net assets of the old fund in exchange for shares of equal value of the new fund. The plan of reorganization was approved by the old fund's shareholders on April 26, 2004.

------
14

Global Gold - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED DECEMBER 31 (EXCEPT AS NOTED)
----------------------------------------------------------------------------------------------------
                                                          INVESTOR CLASS
----------------------------------------------------------------------------------------------------
                                2004(1)      2003        2002        2001        2000        1999
----------------------------------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period            $13.17       $9.14       $5.30       $4.00       $5.29       $5.52
----------------------------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment
  Income (Loss)(2)               --(3)       0.02        0.04        0.05        0.05        0.06
--------------------------
  Net Realized and
  Unrealized Gain (Loss)        (2.58)       4.21        3.82        1.30       (1.31)      (0.24)
----------------------------------------------------------------------------------------------------
  Total From
  Investment Operations         (2.58)       4.23        3.86        1.35       (1.26)      (0.18)
----------------------------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income             (0.08)      (0.21)      (0.04)      (0.06)      (0.03)      (0.05)
----------------------------------------------------------------------------------------------------
  Redemption Fees(4)             --(3)       0.01        0.02        0.01         --          --
----------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                   $10.51      $13.17       $9.14       $5.30       $4.00       $5.29
====================================================================================================
  TOTAL RETURN(5)              (19.57)%     46.70%      73.00%      34.09%     (23.95)%     (3.18)%

RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                     0.68%(6)      0.69%       0.69%       0.68%       0.67%       0.68%
--------------------------
Ratio of Net Investment
Income (Loss) to
Average Net Assets            (0.06)%(6)     0.22%       0.57%       0.99%       1.19%       1.04%
--------------------------
Portfolio Turnover Rate           3%          22%         31%         14%         17%         53%
--------------------------
Net Assets, End of Period
(in thousands)                 $605,852    $736,363    $421,534    $192,973    $141,555    $201,790
----------------------------------------------------------------------------------------------------

(1) Six months ended June 30, 2004 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Per-share amount was less than $0.005.

(4) The fund adopted the provisions of the revised AICPA Audit and Accounting
    Guide for Investment Companies which requires the disclosure of the per-share effect of redemption fees. Periods prior to January 1, 2001, have not been restated to reflect this change. Amounts computed using average shares outstanding throughout the period.

(5) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(6) Annualized.

See Notes to Financial Statements.

------
15

Global Gold - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED DECEMBER 31 (EXCEPT AS NOTED)
----------------------------------------------------------------------------------------------------
                                                          ADVISOR CLASS
----------------------------------------------------------------------------------------------------
                                2004(1)      2003        2002        2001        2000        1999
----------------------------------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period            $13.19       $9.14       $5.30       $4.00       $5.29       $5.52
----------------------------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment
  Income (Loss)(2)              (0.02)       --(3)       --(3)       0.03        0.03        0.03
--------------------------
  Net Realized and
  Unrealized Gain (Loss)        (2.58)       4.22        3.83        1.31       (1.30)      (0.21)
----------------------------------------------------------------------------------------------------
  Total From
  Investment Operations         (2.60)       4.22        3.83        1.34       (1.27)      (0.18)
----------------------------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income             (0.07)      (0.18)      (0.01)      (0.05)      (0.02)      (0.05)
----------------------------------------------------------------------------------------------------
  Redemption Fees(4)             --(3)       0.01        0.02        0.01         --          --
----------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                  $10.52      $13.19       $9.14       $5.30       $4.00       $5.29
====================================================================================================
  TOTAL RETURN(5)              (19.71)%     46.37%      72.61%      33.75%     (24.05)%     (3.30)%

RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                     0.93%(6)      0.94%       0.94%       0.93%       0.92%       0.93%
--------------------------
Ratio of Net Investment
Income (Loss) to
Average Net Assets            (0.31)%(6)    (0.02)%      0.32%       0.74%       0.94%       0.79%
--------------------------
Portfolio Turnover Rate           3%          22%         31%         14%         17%         53%
--------------------------
Net Assets, End of Period
(in thousands)                  $3,997      $3,205      $1,118        $64         $43         $21
----------------------------------------------------------------------------------------------------

(1) Six months ended June 30, 2004 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Per-share amount was less than $0.005.

(4) The fund adopted the provisions of the revised AICPA Audit and Accounting
    Guide for Investment Companies which requires the disclosure of the per-share effect of redemption fees. Periods prior to January 1, 2001, have not been restated to reflect this change. Amounts calculated using average shares outstanding throughout the period.

(5) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(6) Annualized.

See Notes to Financial Statements.

------
16

Proxy Voting Results

A special meeting of shareholders was held on April 26, 2004, to vote on the following proposal. The proposal received the required majority of votes and was adopted.

A summary of voting results is listed below the proposal.

PROPOSAL

Approval of change of domicile from California to Maryland pursuant to the
Agreement and Articles of Merger.

--------------------------------------------------------------------------------
                                                                    GLOBAL GOLD
--------------------------------------------------------------------------------
For:                                                                388,952,590
--------------------------------------------------------------------------------
Against:                                                             18,202,573
--------------------------------------------------------------------------------
Abstain:                                                             12,949,150
--------------------------------------------------------------------------------
Broker Non-Vote:                                                             --
--------------------------------------------------------------------------------

------
17

Share Class Information

Two classes of shares are authorized for sale by the fund: Investor Class and
Advisor Class. The total expense ratio of Advisor Class shares is higher than that of Investor Class shares.

INVESTOR CLASS shares are available for purchase in two ways: 1) directly from
American Century without any commissions or other fees; or 2) through a broker-dealer, which may require payment of a transaction fee to the broker.

ADVISOR CLASS shares are sold primarily through institutions such as investment advisors, banks, broker-dealers, insurance companies, and financial advisors.
Advisor Class shares are subject to a 0.50% annual Rule 12b-1 service and distribution fee. The total expense ratio of Advisor Class shares is 0.25%
higher than the total expense ratio of Investor Class shares.

All classes of shares represent a pro rata interest in the fund and generally have the same rights and preferences.

------
18

Additional Information

RETIREMENT ACCOUNT INFORMATION

As required by law, any distributions you receive from an IRA or certain 403(b),
457 and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the fund's manager, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the manager uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century's Web site at
americancentury.com and on the Securities and Exchange Commission's Web site at
sec.gov.

RISK FACTORS

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social, and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. The fund concentrates its investments in a narrow segment of the total market. Because of this, the fund may be subject to greater risk and market fluctuations than a portfolio representing a broader range of industries.

------
19

Index Definitions

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The FT-SE(reg.tm) GOLD MINES INDEX(1) is designed to reflect the performance of the worldwide market in shares of companies whose principal activity is the mining of gold.

The FUND BENCHMARK was the Benham North American Gold Equities Index from inception through February 1996. From March 1996 through December 1997, the benchmark was the FT-SE Gold Mines Index. Since January 1998, the benchmark has been a proprietary index developed and monitored by American Century that is intended to reflect the entire gold market. The Global Gold fund custom benchmark is approximately two-thirds North American, 20% African, and 10%
Australian gold company stocks.

The MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) WORLD INDEX(SM) is a
market-capitalization-weighted index designed to measure global developed-market equity performance.

The LIPPER GOLD FUND INDEX tracks total return performance of the largest funds within the Lipper Gold Fund category. These funds invest primarily in shares of gold mines, gold-oriented mining finance houses, gold coins, or gold bullion.

The S&P 500 INDEX is a market-value weighted index of the stocks of 500 publicly traded U.S. companies chosen for market size, liquidity, and industry group representation that are considered to be leading firms in dominant industries.
Each stock's weight in the index is proportionate to its market value. Created by Standard & Poor's, it is considered to be a broad measure of U.S. stock market performance.

(1) The FT-SE Gold Mines Index is calculated by FT-SE International Limited in conjunction with the Institute of Actuaries. The FT-SE Gold Mines Index is a
    trademark of the London Stock Exchange Limited and the Financial Times Ltd.
    and is used by  FT-SE International Limited under license. FT-SE
    International Limited does not sponsor, endorse, or promote the fund.

------
20

[inside back cover - blank]

[back cover]

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR RELATIONS:
1-800-345-2021 or 816-531-5575

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL ADVISORS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS, INC.

INVESTMENT MANAGER:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

The American Century logo, American Century and American Century Investments are service marks of American Century Services Corporation.

0408                                  American Century Investment Services, Inc.
SH-SAN-38980N                      (c)2004 American Century Services Corporation

[front cover]

JUNE 30, 2004

American Century Investments
Semiannual Report

[photos]

Utilities Fund

                                 [american century logo and text logo (reg.tm)]

[inside front cover]

Our Message to You . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .1

UTILITIES

FINANCIAL STATEMENTS

OTHER INFORMATION

The opinions expressed in the Portfolio Commentary reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American
Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

Our Message to You

[photo]

JAMES E. STOWERS III WITH JAMES E. STOWERS, JR.

We are pleased to provide you with the semiannual report for the Utilities fund for the six months ended June 30, 2004.

This report contains information that can help you monitor your investment.
You'll find details about your fund's return and holdings as well as data and analysis that provide insight into the market conditions affecting the fund's performance.

Through our Web site, americancentury.com, we provide quarterly commentaries on all American Century portfolios, the views of our senior investment officers, and other communications about investments, portfolio strategy, and the markets.
We also have many informative resources available in the Education & Planning section of our site to help you with your investment strategy.

Your next shareholder report for these funds will be the annual report dated
December 31, 2004, available in approximately six months.

As always, we deeply appreciate your investment with American Century
Investments.

Sincerely,

      /s/James E. Stowers, Jr.

      James E. Stowers, Jr.
      FOUNDER AND CHAIRMAN

      /s/James E. Stowers III

      James E. Stowers III
      CO-CHAIRMAN OF THE BOARD

------
1

Utilities - Performance

TOTAL RETURNS AS OF JUNE 30, 2004
                                 ---------------------------------
                                       AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                           SINCE       INCEPTION
                     1 YEAR      5 YEARS    10 YEARS     INCEPTION        DATE
--------------------------------------------------------------------------------
INVESTOR CLASS       12.99%      -4.39%       7.65%        6.38%         3/1/93
--------------------------------------------------------------------------------
FUND BENCHMARK(1)    15.34%      -5.05%       8.31%        6.87%(2)        --
--------------------------------------------------------------------------------
S&P 500 INDEX        19.11%      -2.20%      11.83%       10.75%(2)        --
--------------------------------------------------------------------------------
Advisor Class        12.61%      -4.67%         --        -0.08%        6/25/98
--------------------------------------------------------------------------------

(1) See Index Definitions page.

(2) Since 2/28/93, the date nearest the Investor Class's inception for which data are available.

GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made June 30, 1994

ONE-YEAR RETURNS OVER 10 YEARS

Periods ended June 30
--------------------------------------------------------------------------------------------------------
                  1995     1996     1997     1998     1999    2000      2001      2002    2003     2004
--------------------------------------------------------------------------------------------------------
Investor Class   12.68%   20.92%   13.22%   35.25%   25.42%   3.06%    -4.69%   -31.41%   4.93%   12.99%
--------------------------------------------------------------------------------------------------------
Fund Benchmark   12.89%   22.63%   14.78%   38.07%   31.19%   0.83%    -2.10%   -35.66%   5.34%   15.34%
--------------------------------------------------------------------------------------------------------
S&P 500 Index    26.07%   26.00%   34.70%   30.16%   22.76%   7.25%   -14.83%   -17.99%   0.25%   19.11%
--------------------------------------------------------------------------------------------------------

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

------
2

Utilities - Portfolio Commentary

BY JOE STERLING AND BILL MARTIN, PORTFOLIO MANAGERS

PERFORMANCE SUMMARY

The Utilities fund posted a total return of 3.58%* during the first half of
2004. The fund's performance trailed the 4.55% return of the fund benchmark
(defined on page 19), but it outpaced the 0.92% return of the Russell 1000
Utilities Index and the 3.44% return of the S&P 500 Index, a broad stock market measure. (See the preceding page for additional performance details.)

MARKET REVIEW

On the heels of its strong performance in 2003, the U.S. stock market posted positive results in the first half of 2004. Factors favoring stocks included the economy (as measured by gross domestic product), which grew at a 4.5% annual rate in the first quarter of the year, and healthy corporate earnings growth, which was on track to be above 20% for the fourth consecutive quarter. However, these positive influences were tempered by concerns about higher inflation, rising interest rates, terrorism, and violence in Iraq. As a result, the major
U.S. stock indices posted single-digit returns during the period.

Utilities stocks also gained ground, and some industries outpaced the overall stock market. Wireless telephone stocks continued to perform well, boosted by a high-profile merger and expectations of further industry consolidation. Electric utilities also fared well, while gas utilities and diversified telecommunication stocks declined during the period.

PORTFOLIO OVERVIEW

Although the Utilities fund outperformed the broad S&P 500, it trailed the fund benchmark. The main reason was

--------------------------------------------------------------------------------
MARKET RETURNS
For the six months ended June 30, 2004
--------------------------------------------------------------------------------
  BROAD U.S. STOCK MARKET
--------------------------------------------------------------------------------
S&P 500 Index                                                     3.44%
--------------------------------------------------------------------------------
Nasdaq Composite Index                                            2.43%
--------------------------------------------------------------------------------
  BROAD UTILITIES MARKET
--------------------------------------------------------------------------------
Lipper Utility Fund Index                                         4.24%
--------------------------------------------------------------------------------
Russell 1000 Utilities Index                                      0.92%
--------------------------------------------------------------------------------
  UTILITIES INDUSTRIES IN S&P 500
--------------------------------------------------------------------------------
Wireless Telecommunication Services                              34.34%
--------------------------------------------------------------------------------
Electric Utilities                                                5.26%
--------------------------------------------------------------------------------
Multi-Utilities & Unregulated Power                               1.37%
--------------------------------------------------------------------------------
Gas Utilities                                                    -0.12%
--------------------------------------------------------------------------------
Diversified Telecommunication Services                           -1.64%
--------------------------------------------------------------------------------
Sources: Bloomberg Financial Markets, Lipper Inc.

--------------------------------------------------------------------------------
TOP TEN HOLDINGS
AS OF JUNE 30, 2004
--------------------------------------------------------------------------------
                                          % OF FUND             % OF FUND
                                         INVESTMENTS           INVESTMENTS
                                            AS OF                 AS OF
                                           6/30/04              12/31/03
--------------------------------------------------------------------------------
Exelon Corporation                           4.1%                  4.8%
--------------------------------------------------------------------------------
Dominion Resources Inc.                      3.4%                  4.4%
--------------------------------------------------------------------------------
PG&E Corp.                                   2.9%                  2.6%
--------------------------------------------------------------------------------
FPL Group, Inc.                              2.8%                  2.9%
--------------------------------------------------------------------------------
TXU Corp.                                    2.8%                  0.9%
--------------------------------------------------------------------------------
Southern Co.                                 2.7%                  3.7%
--------------------------------------------------------------------------------
Sempra Energy                                2.7%                  1.0%
--------------------------------------------------------------------------------
Kinder Morgan, Inc.                          2.6%                  2.2%
--------------------------------------------------------------------------------
Constellation Energy
Group Inc.                                   2.6%                  3.2%
--------------------------------------------------------------------------------
Edison International                         2.5%                  1.9%
--------------------------------------------------------------------------------

*All fund returns referenced in this commentary are for Investor Class shares.

                                                                    (continued)

------
3

Utilities - Portfolio Commentary

a significant underweight in wireless telecom stocks--the best performers in the utilities sector--relative to the fund benchmark. At the beginning of 2004, 6%
of the portfolio was invested in wireless stocks, compared with 22% for the fund benchmark; by June 30, wireless stocks made up just 7% of the portfolio, versus
24% in the fund benchmark.

The underweight in wireless reflects our belief that the industry faces many challenges, from intense price competition and heavy subscriber turnover to substantial debt levels. Our outlook was especially negative on AT&T Wireless, which was the fund's largest underweight as of June 30, 2004. However, AT&T
Wireless soared after the company agreed to be acquired by Cingular for $41 billion, and that contributed to underperformance. Nonetheless, our modest position in the stock enhanced the fund's absolute return, as did an overweight in Mexico-based wireless provider America Movil.

The portfolio's sizable overweight in traditional utilities contributed the most to overall portfolio results. The top performance contributor was TXU, the largest electricity supplier in Texas. TXU surged as a new management team worked to reduce debt and increase earnings through asset sales and cost management. Another strong contributor was Edison International, which reported significantly better-than-expected profits in the first quarter.

Other power-company holdings that performed well included portfolio overweights
Energen, Equitable Resources, and Sempra Energy. Energen and Equitable benefited from higher natural gas prices, while Sempra boosted its 2004 earnings guidance.

Outside of wireless, the portfolio's telecom holdings declined during the period. The two biggest performance detractors in the portfolio were Talk
America and AT&T, both of which fell in part because of competitive pressures and an unfavorable court decision. SBC and BellSouth, which jointly own
Cingular, faced perceptions that they overpaid for AT&T Wireless.

The good news is that the portfolio was underweight in telecom relative to the fund benchmark. Specifically, the fund was underweight AT&T, SBC, and BellSouth, and we eliminated Talk America from the portfolio during the period.

We will continue to seek out stocks in the utilities sector that we believe have an attractive combination of value and growth potential, while attempting to balance the portfolio's risk and expected return.

--------------------------------------------------------------------------------
INDUSTRY BREAKDOWN
AS OF JUNE 30, 2004
--------------------------------------------------------------------------------
                                          % OF FUND             % OF FUND
                                         INVESTMENTS           INVESTMENTS
                                            AS OF                 AS OF
                                           6/30/04              12/31/03
--------------------------------------------------------------------------------
Electric Utilities                          40.3%                 44.7%
--------------------------------------------------------------------------------
Multi-Utilities &
Unregulated Power                           20.9%                 15.1%
--------------------------------------------------------------------------------
Integrated
Telecommunication
Services                                    19.0%                 19.1%
--------------------------------------------------------------------------------
Wireless
Telecommunication
Services                                     6.8%                  5.7%
--------------------------------------------------------------------------------
Oil & Gas Refining,
Marketing &
Transportation                               5.9%                  0.9%
--------------------------------------------------------------------------------
Gas Utilities                                4.5%                 11.2%
--------------------------------------------------------------------------------
Other*                                       2.6%                  3.3%
--------------------------------------------------------------------------------
*Includes Temporary Cash Investments.

------
4

Utilities - Schedule of Investments

JUNE 30, 2004 (UNAUDITED)

Shares                                                                 Value
--------------------------------------------------------------------------------
COMMON STOCKS -- 98.7%

COMMUNICATIONS EQUIPMENT -- 1.3%
--------------------------------------------------------------------------------
           57,336  Aspect Communications
                   Corporation(1)                                  $    814,171
--------------------------------------------------------------------------------
           73,800  Nokia Oyj ADR                                      1,073,052
--------------------------------------------------------------------------------
                                                                      1,887,223
--------------------------------------------------------------------------------
ELECTRIC UTILITIES -- 40.3%
--------------------------------------------------------------------------------
           49,800  Ameren Corp.                                       2,139,408
--------------------------------------------------------------------------------
           35,040  American Electric Power                            1,121,280
--------------------------------------------------------------------------------
           59,100  Cinergy Corp.                                      2,245,800
--------------------------------------------------------------------------------
           51,700  Consolidated Edison, Inc.                          2,055,592
--------------------------------------------------------------------------------
           76,200  DPL Inc.                                           1,479,804
--------------------------------------------------------------------------------
           27,600  DTE Energy Company                                 1,118,904
--------------------------------------------------------------------------------
          142,300  Edison International                               3,638,611
--------------------------------------------------------------------------------
           63,000  Entergy Corp.                                      3,528,630
--------------------------------------------------------------------------------
          174,900  Exelon Corporation                                 5,822,421
--------------------------------------------------------------------------------
           81,200  FirstEnergy Corp.                                  3,037,692
--------------------------------------------------------------------------------
           63,400  FPL Group, Inc.                                    4,054,430
--------------------------------------------------------------------------------
           52,000  Great Plains Energy Inc.                           1,544,400
--------------------------------------------------------------------------------
           53,700  Iberdrola SA ORD                                   1,134,991
--------------------------------------------------------------------------------
           36,021  NSTAR                                              1,724,685
--------------------------------------------------------------------------------
           55,400  OGE Energy Corp.                                   1,411,038
--------------------------------------------------------------------------------
          149,200  PG&E Corp.(1)                                      4,168,648
--------------------------------------------------------------------------------
           73,400  PPL Corporation                                    3,369,060
--------------------------------------------------------------------------------
           39,300  Progress Energy Inc.                               1,731,165
--------------------------------------------------------------------------------
           47,300  Puget Energy Inc.                                  1,036,343
--------------------------------------------------------------------------------
          132,200  Southern Co.                                       3,853,630
--------------------------------------------------------------------------------
           11,750  Texas Genco Holdings Inc.                            529,808
--------------------------------------------------------------------------------
           97,200  TXU Corp.                                          3,937,572
--------------------------------------------------------------------------------
           43,500  Wisconsin Energy Corp.                             1,418,535
--------------------------------------------------------------------------------
           81,900  XCEL Energy Inc.                                   1,368,549
--------------------------------------------------------------------------------
                                                                     57,470,996
--------------------------------------------------------------------------------
GAS UTILITIES -- 4.5%
--------------------------------------------------------------------------------
           27,500  AGL Resources Inc.                                   798,875
--------------------------------------------------------------------------------
           57,200  KeySpan Corporation                                2,099,240
--------------------------------------------------------------------------------
           33,200  New Jersey Resources Corp.                         1,380,456
--------------------------------------------------------------------------------
           61,800  Terasen Inc. ORD                                   1,093,994
--------------------------------------------------------------------------------
           34,800  UGI Corp.                                          1,117,080
--------------------------------------------------------------------------------
                                                                      6,489,645
--------------------------------------------------------------------------------
INTEGRATED TELECOMMUNICATION SERVICES -- 19.0%
--------------------------------------------------------------------------------
           46,200  ALLTEL Corp.                                       2,338,644
--------------------------------------------------------------------------------
           39,390  AT&T Corp.                                           576,276
--------------------------------------------------------------------------------
           89,200  BCE Inc.                                           1,787,568
--------------------------------------------------------------------------------
          135,600  BellSouth Corp.                                    3,555,432
--------------------------------------------------------------------------------
           46,100  CenturyTel Inc.                                    1,384,844
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------

          107,900  Citizens Communications
                   Company(1)                                      $  1,305,590
--------------------------------------------------------------------------------
           65,300  Deutsche Telekom AG ADR(1)                         1,156,463
--------------------------------------------------------------------------------
           50,000  Nippon Telegraph & Telephone
                   Corp. ADR                                          1,342,000
--------------------------------------------------------------------------------
          124,420  SBC Communications Inc.                            3,017,185
--------------------------------------------------------------------------------
          190,100  Sprint Corp.                                       3,345,760
--------------------------------------------------------------------------------
            8,000  TDC AS ADR                                           131,200
--------------------------------------------------------------------------------
           14,300  TDC AS ORD                                           465,275
--------------------------------------------------------------------------------
           40,800  Telecom Corp. of New Zealand
                   Ltd. ADR                                           1,215,840
--------------------------------------------------------------------------------
           59,100  Telefonos de Mexico SA de CV
                   Series L ADR                                       1,966,257
--------------------------------------------------------------------------------
           97,980  Verizon Communications                             3,545,896
--------------------------------------------------------------------------------
                                                                     27,134,230
--------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER -- 20.9%
--------------------------------------------------------------------------------
          160,100  AES Corporation (The)(1)                           1,589,793
--------------------------------------------------------------------------------
           97,900  Constellation Energy Group Inc.                    3,710,410
--------------------------------------------------------------------------------
           77,356  Dominion Resources Inc.                            4,879,616
--------------------------------------------------------------------------------
           51,100  Duke Energy Corp.                                  1,036,819
--------------------------------------------------------------------------------
           67,500  Energen Corp.                                      3,239,325
--------------------------------------------------------------------------------
           56,000  Energy East Corp.                                  1,358,000
--------------------------------------------------------------------------------
           53,700  Equitable Resources Inc.                           2,776,827
--------------------------------------------------------------------------------
           57,000  National Fuel Gas Co.                              1,425,000
--------------------------------------------------------------------------------
           73,900  ONEOK, Inc.                                        1,625,061
--------------------------------------------------------------------------------
           71,400  Public Service Enterprise
                   Group Inc.                                         2,858,142
--------------------------------------------------------------------------------
           35,500  Questar Corp.                                      1,371,720
--------------------------------------------------------------------------------
          111,300  Sempra Energy                                      3,832,059
--------------------------------------------------------------------------------
                                                                     29,702,772
--------------------------------------------------------------------------------
OIL & GAS REFINING, MARKETING
& TRANSPORTATION -- 5.9%
--------------------------------------------------------------------------------
           22,649  Kinder Morgan Management
                   LLC                                                  832,804
--------------------------------------------------------------------------------
           63,500  Kinder Morgan, Inc.                                3,764,915
--------------------------------------------------------------------------------
          128,000  TransCanada Corp.                                  2,531,840
--------------------------------------------------------------------------------
           18,300  Valero Energy Corp.                                1,349,808
--------------------------------------------------------------------------------
                                                                      8,479,367
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES -- 6.8%
--------------------------------------------------------------------------------
           88,600  America Movil SA de CV
                   Series L ADR                                       3,222,382
--------------------------------------------------------------------------------
          136,196  AT&T Wireless Services Inc.(1)                     1,950,327
--------------------------------------------------------------------------------
          122,400  Nextel Communications, Inc.(1)                     3,263,184
--------------------------------------------------------------------------------
           60,000  Vodafone Group plc ADR                             1,326,000
--------------------------------------------------------------------------------
                                                                      9,761,893
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost $113,538,481)                                                 140,926,126
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
5

Utilities - Schedule of Investments

JUNE 30, 2004 (UNAUDITED)

                                                                     Value
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS -- 1.3%

Repurchase Agreement, Morgan Stanley
Group, Inc. (U.S. Treasury obligations), in a
joint trading account at 1.20%, dated
6/30/04, due 7/1/04 (Delivery value
$1,900,063)
(Cost $1,900,000)                                                  $  1,900,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT
SECURITIES -- 100.0%
(Cost $115,438,481)                                                $142,826,126
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

ADR = American Depositary Receipt

ORD = Foreign Ordinary Share

(1) Non-income producing.

See Notes to Financial Statements.

------
6

Statement of Assets and Liabilities

JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investment securities, at value (cost of $115,438,481)             $142,826,126
---------------------------------------------------------
Cash                                                                        474
---------------------------------------------------------
Receivable for capital shares sold                                        1,000
---------------------------------------------------------
Dividends and interest receivable                                       287,055
--------------------------------------------------------------------------------
                                                                    143,114,655
--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Accrued management fees                                                  78,038
---------------------------------------------------------
Distribution fees payable                                                   248
---------------------------------------------------------
Service fees payable                                                        248
--------------------------------------------------------------------------------
                                                                         78,534
--------------------------------------------------------------------------------
NET ASSETS                                                         $143,036,121
================================================================================
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Capital (par value and paid-in surplus)                            $175,214,708
---------------------------------------------------------
Undistributed net investment income                                     132,674
---------------------------------------------------------
Accumulated net realized loss on investment transactions            (59,698,906)
---------------------------------------------------------
Net unrealized appreciation on investments                           27,387,645
--------------------------------------------------------------------------------
                                                                   $143,036,121
================================================================================
INVESTOR CLASS, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                                         $141,844,502
---------------------------------------------------------
Shares outstanding                                                   13,843,446
---------------------------------------------------------
Net asset value per share                                                $10.25
--------------------------------------------------------------------------------
ADVISOR CLASS, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                                           $1,191,619
---------------------------------------------------------
Shares outstanding                                                      116,434
---------------------------------------------------------
Net asset value per share                                                $10.23
--------------------------------------------------------------------------------

See Notes to Financial Statements.

------
7

Statement of Operations

FOR THE SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
INCOME:
---------------------------------------------------------
Dividends (net of foreign taxes withheld $34,866)                   $ 2,360,914
---------------------------------------------------------
Interest                                                                 20,738
--------------------------------------------------------------------------------
                                                                      2,381,652
--------------------------------------------------------------------------------

EXPENSES:
---------------------------------------------------------
Management fees                                                         485,351
---------------------------------------------------------
Distribution fees -- Advisor Class                                        1,506
---------------------------------------------------------
Service fees -- Advisor Class                                             1,506
---------------------------------------------------------
Directors' fees and expenses                                              1,977
---------------------------------------------------------
Other expenses                                                            1,452
--------------------------------------------------------------------------------
                                                                        491,792
--------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                 1,889,860
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
Net realized gain on investment transactions                          4,961,934
---------------------------------------------------------
Change in net unrealized appreciation on investments                 (1,906,914)
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN                                      3,055,020
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $ 4,944,880
================================================================================

See Notes to Financial Statements.

------
8

Statement of Changes in Net Assets

SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2003
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                       2004            2003
--------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------
Net investment income                              $  1,889,860    $  3,684,780
------------------------------------------
Net realized gain (loss)                              4,961,934      (5,197,979)
------------------------------------------
Change in net unrealized appreciation                (1,906,914)     29,424,159
--------------------------------------------------------------------------------
Net increase in net assets
resulting from operations                             4,944,880      27,910,960
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------
From net investment income:
------------------------------------------
  Investor Class                                     (1,769,199)     (3,642,821)
------------------------------------------
  Advisor Class                                         (13,885)        (27,343)
--------------------------------------------------------------------------------
Decrease in net assets from distributions            (1,783,084)     (3,670,164)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------
Net decrease in net assets from
capital share transactions                           (4,750,453)        (42,384)
--------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS                (1,588,657)     24,198,412

NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                                 144,624,778     120,426,366
--------------------------------------------------------------------------------
End of period                                      $143,036,121    $144,624,778
================================================================================

Undistributed net investment income                    $132,674         $25,898
================================================================================

See Notes to Financial Statements.

------
9

Notes to Financial Statements

JUNE 30, 2004 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Quantitative Equity Funds, Inc. (the
corporation) is registered under the Investment Company Act of 1940 (the 1940
Act) as an open-end management investment company. Utilities Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified under the 1940 Act. The fund's investment objective is to seek current income and long-term growth of capital and income. The fund invests primarily in equity securities of companies engaged in the utilities industry. The following is a summary of the fund's significant accounting policies.

MULTIPLE CLASS -- The fund is authorized to issue the Investor Class and the
Advisor Class. The share classes differ principally in their respective shareholder servicing and distribution expenses and arrangements. All shares of the fund represent an equal pro rata interest in the assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

SECURITY VALUATIONS -- Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value.
If the investment manager, American Century Investment Management, Inc. (ACIM),
determines that the current market price of a security owned by a non-money market fund is not readily available, the investment manager may determine its fair value in accordance with procedures adopted by the Board of Directors if such fair value determination would materially impact a fund's net asset value.
Valuations may not be readily available if, for example: an event occurred after the close of the exchange on which a portfolio security principally trades (but before the close of the New York Stock Exchange) that was likely to have changed the value of the security; a security has been declared in default; trading in a security has been halted during the trading day; or the demand for the security
(as reflected by its trading volume) is insufficient for quoted prices to be reliable.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

FOREIGN CURRENCY TRANSACTIONS -- All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. For assets and liabilities, other than investments in securities, net realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates.

Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of investment securities are a component of realized gain (loss) on investment transactions and unrealized appreciation
(depreciation) on investments, respectively. Certain countries may impose taxes on the contract amount of purchases and sales of foreign currency contracts in their currency. The fund records the foreign tax expense, if any, as a reduction to the net realized gain (loss) on foreign currency transactions.

REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

                                                                    (continued)

------
10

Notes to Financial Statements

JUNE 30, 2004 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other registered investment companies having management agreements with ACIM, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

INCOME TAX STATUS -- It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income, if any, are declared and paid quarterly for the fund. Distributions from net realized gains for the fund, if any, are generally declared and paid semiannually.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with
ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee per class. The
Agreement provides that all expenses of the fund, except brokerage commissions, taxes, portfolio insurance, interest, fees and expenses of those directors who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed daily and paid monthly in arrears. It consists of an Investment
Category Fee based on the average net assets of the funds in a specific fund's investment category and a Complex Fee based on the average net assets of all the funds managed by ACIM. The rates for the Investment Category Fee range from
0.3380% to 0.5200% and the rates for the Complex Fee (Investor Class) range from
0.2900% to 0.3100%. The Advisor Class is 0.2500% less at each point within the
Complex Fee range. For the six months ended June 30, 2004, the effective annual management fee was 0.68% and 0.43% for the Investor and Advisor Classes,
respectively.

DISTRIBUTION AND SERVICE FEES -- The Board of Directors has adopted a Master
Distribution and Shareholder Services Plan (the plan) for the Advisor Class, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that the Advisor Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution fee equal to 0.25% and an annual service fee equal to 0.25%. The fees are computed daily and paid monthly in arrears based on the Advisor Class's average daily closing net assets during the previous month. The distribution fee provides compensation for expenses incurred by financial intermediaries in connection with distributing shares of the Advisor Class including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. The service fee provides compensation for shareholder and administrative services rendered by ACIS, its affiliates or independent third party providers. Fees incurred under the plan during the six months ended June 30, 2004, are detailed in the
Statement of Operations.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of American
Century Companies, Inc. (ACC), the parent of the corporation's investment manager, ACIM, the distributor of the corporation, ACIS, and the corporation's transfer agent, American Century Services Corporation.

During the six months ended June 30, 2004, the fund invested in a money market fund for temporary purposes, which was managed by J.P. Morgan Investment
Management, Inc. (JPMIM). JPMIM is a wholly owned subsidiary of J.P. Morgan
Chase & Co. (JPM). JPM is an equity investor in ACC. The fund has a bank line of credit agreement with JPMorgan Chase Bank (JPMCB). JPMCB is a wholly owned subsidiary of JPM.

                                                                    (continued)

------
11

Notes to Financial Statements

JUNE 30, 2004 (UNAUDITED)

3. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, excluding short-term investments, for the six months ended June 30, 2004, were $20,291,618 and $25,763,269, respectively.

4. CAPITAL SHARE TRANSACTIONS

The corporation is authorized to issue 3,000,000,000 shares. Transactions in shares of the fund were as follows:
--------------------------------------------------------------------------------
                                                     SHARES           AMOUNT
--------------------------------------------------------------------------------
INVESTOR CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2004

AUTHORIZED SHARES                                  50,000,000
================================================================================
Sold                                                  934,367      $  9,573,893
----------------------------------------
Issued in reinvestment of distributions               153,658         1,558,337
----------------------------------------
Redeemed                                           (1,552,814)      (15,826,555)
--------------------------------------------------------------------------------
Net decrease                                         (464,789)     $ (4,694,325)
================================================================================
YEAR ENDED DECEMBER 31, 2003

DESIGNATED SHARES                               1,000,000,000
================================================================================
Sold                                                2,901,715      $ 26,122,833
----------------------------------------
Issued in reinvestment of distributions               349,434         3,195,289
----------------------------------------
Redeemed                                           (3,297,206)      (29,301,779)
--------------------------------------------------------------------------------
Net increase (decrease)                               (46,057)     $     16,343
================================================================================
ADVISOR CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2004

AUTHORIZED SHARES                                  10,000,000
================================================================================
Sold                                                   17,221         $ 176,841
----------------------------------------
Issued in reinvestment of distributions                 1,363            13,799
----------------------------------------
Redeemed                                              (24,208)         (246,768)
--------------------------------------------------------------------------------
Net decrease                                           (5,624)        $ (56,128)
================================================================================
YEAR ENDED DECEMBER 31, 2003

DESIGNATED SHARES                                 250,000,000
================================================================================
Sold                                                   44,889         $ 412,155
----------------------------------------
Issued in reinvestment of distributions                 3,001            27,343
----------------------------------------
Redeemed                                              (58,284)         (498,225)
--------------------------------------------------------------------------------
Net decrease                                          (10,394)        $ (58,727)
================================================================================

5. BANK LINE OF CREDIT

The fund, along with certain other funds managed by ACIM, has a $650,000,000 unsecured bank line of credit agreement with JPMCB. The fund may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The fund did not borrow from the line during the six months ended June 30, 2004.

                                                                   (continued)

------
12

Notes to Financial Statements

JUNE 30, 2004 (UNAUDITED)

6. RISK FACTORS

The fund concentrates its investments in a narrow segment of the total market.
Because of this, the fund may be subject to greater risk and market fluctuations than a portfolio representing a broader range of industries.

7. FEDERAL TAX INFORMATION

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of June 30, 2004, the components of investments for federal income tax purposes were as follows:

--------------------------------------------------------------------------------
Federal tax cost of investments                                    $116,207,781
================================================================================
Gross tax appreciation of investments                               $32,235,700
-----------------------------------------
Gross tax depreciation of investments                                (5,617,355)
--------------------------------------------------------------------------------
Net tax appreciation of investments                                 $26,618,345
================================================================================

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of December 31, 2003, the fund had net capital losses of $3,646,246,
$53,041,107 and $6,674,640 expiring in 2009, 2010 and 2011, respectively, that may be used to offset future realized capital gains for federal income tax purposes.

As of December 31, 2003, the fund had capital loss deferrals of $529,547, which represent net capital losses incurred in the two-month period ended December 31,
2003. The fund has elected to treat such losses as having been incurred in the following fiscal year for federal income tax purposes.

8. PLAN OF REORGANIZATION

Effective at the beginning of business on May 1, 2004, American Century
Quantitative Equity Funds, a California corporation and issuer of American
Century Utilities Fund (the old fund) merged with American Century Quantitative
Equity Funds, Inc., a Maryland corporation and issuer of Utilities (the new fund), pursuant to a plan of reorganization in which the domicile of the fund issuer was changed from California to Maryland. In connection with the change in domicile, the new fund acquired all of the net assets of the old fund in exchange for shares of equal value of the new fund. The plan of reorganization was approved by the old fund's shareholders on April 26, 2004.

------
13

Utilities - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED DECEMBER 31 (EXCEPT AS NOTED)
----------------------------------------------------------------------------------------------------
                                                          INVESTOR CLASS
----------------------------------------------------------------------------------------------------
                                2004(1)      2003        2002        2001        2000        1999
----------------------------------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period            $10.02       $8.31      $11.81      $15.26      $16.46      $15.96
----------------------------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment Income(2)       0.13        0.25        0.26        0.25        0.96        0.33
--------------------------
  Net Realized and
  Unrealized Gain (Loss)         0.23        1.71       (3.49)      (3.43)      (0.35)       1.45
----------------------------------------------------------------------------------------------------
  Total From
  Investment Operations          0.36        1.96       (3.23)      (3.18)       0.61        1.78
----------------------------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income             (0.13)      (0.25)      (0.27)      (0.25)      (0.98)      (0.35)
--------------------------
  From Net
  Realized Gains                  --          --          --        (0.02)      (0.83)      (0.93)
----------------------------------------------------------------------------------------------------
  Total Distributions           (0.13)      (0.25)      (0.27)      (0.27)      (1.81)      (1.28)
----------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                   $10.25      $10.02       $8.31      $11.81      $15.26      $16.46
====================================================================================================
  TOTAL RETURN(3)                3.58%      23.96%     (27.44)%    (20.97)%      3.97%      11.46%

RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                     0.68%(4)      0.69%       0.69%       0.68%       0.67%       0.68%
--------------------------
Ratio of Net Investment
Income to Average
Net Assets                     2.63%(4)      2.85%       2.79%       1.81%       5.88%       2.02%
--------------------------
Portfolio Turnover Rate           14%         34%         26%         10%         32%         50%
--------------------------
Net Assets, End of Period
(in thousands)                 $141,845    $143,403    $119,327    $199,988    $295,823    $319,092
----------------------------------------------------------------------------------------------------

(1) For the six months ended June 30, 2004 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------
14

Utilities - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED DECEMBER 31 (EXCEPT AS NOTED)
----------------------------------------------------------------------------------------------------
                                                          ADVISOR CLASS
----------------------------------------------------------------------------------------------------
                                2004(1)      2003        2002        2001        2000        1999
----------------------------------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period            $10.01       $8.30      $11.80      $15.26      $16.46      $15.96
----------------------------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment Income(2)       0.12        0.23        0.24        0.21        0.95        0.27
--------------------------
  Net Realized and
  Unrealized Gain (Loss)         0.22        1.71       (3.49)      (3.43)      (0.38)       1.47
----------------------------------------------------------------------------------------------------
  Total From
  Investment Operations          0.34        1.94       (3.25)      (3.22)       0.57        1.74
----------------------------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income             (0.12)      (0.23)      (0.25)      (0.22)      (0.94)      (0.31)
--------------------------
  From Net
  Realized Gains                  --          --          --        (0.02)      (0.83)      (0.93)
----------------------------------------------------------------------------------------------------
  Total Distributions           (0.12)      (0.23)      (0.25)      (0.24)      (1.77)      (1.24)
----------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                   $10.23      $10.01       $8.30      $11.80      $15.26      $16.46
====================================================================================================
  TOTAL RETURN(3)                3.37%      23.68%     (27.65)%    (21.24)%      3.71%      11.20%

RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                     0.93%(4)      0.94%       0.94%       0.93%       0.92%       0.93%
--------------------------
Ratio of Net Investment
Income to Average
Net Assets                     2.38%(4)      2.60%       2.54%       1.56%       5.63%       1.77%
--------------------------
Portfolio Turnover Rate           14%         34%         26%         10%         32%         50%
--------------------------
Net Assets, End of Period
(in thousands)                  $1,192      $1,222      $1,100      $2,956      $4,540      $5,388
----------------------------------------------------------------------------------------------------

(1) For the six months ended June 30, 2004 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------
15

Proxy Voting Results

A special meeting of shareholders was held on April 26, 2004, to vote on the following proposal. The proposal received the required majority of votes of the fund and was adopted.

A summary of voting results is listed below the proposal.

PROPOSAL

Approval of change of domicile from California to Maryland pursuant to the
Agreement and Articles of Merger.

--------------------------------------------------------------------------------
                                                                      UTILITIES
--------------------------------------------------------------------------------
For:                                                                 87,175,145
--------------------------------------------------------------------------------
Against:                                                              4,166,991
--------------------------------------------------------------------------------
Abstain:                                                              4,895,619
--------------------------------------------------------------------------------
Broker Non-Vote:                                                             --
--------------------------------------------------------------------------------

------
16

Share Class Information

Two classes of shares are authorized for sale by the fund: Investor Class and
Advisor Class. The total expense ratio of Advisor Class shares is higher than that of Investor Class shares.

INVESTOR CLASS shares are available for purchase in two ways: 1) directly from
American Century without any commissions or other fees; or 2) through a broker-dealer, which may require payment of a transaction fee to the broker.

ADVISOR CLASS shares are sold primarily through institutions such as investment advisors, banks, broker-dealers, insurance companies, and financial advisors.
Advisor Class shares are subject to a 0.50% annual Rule 12b-1 service and distribution fee. The total expense ratio of Advisor Class shares is 0.25%
higher than the total expense ratio of Investor Class shares.

All classes of shares represent a pro rata interest in the fund and generally have the same rights and preferences.

------
17

Additional Information

RETIREMENT ACCOUNT INFORMATION

As required by law, any distributions you receive from an IRA or certain 403(b),
457 and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the fund's manager, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the manager uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century's Web site at
americancentury.com and on the Securities and Exchange Commission's Web site at
sec.gov.

RISK FACTORS

The fund concentrates its investments in a narrow segment of the total market.
Because of this, the fund may be subject to greater risk and market fluctuations than a portfolio representing a broader range of industries.

------
18

Index Definitions

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The FUND BENCHMARK consists of approximately 120 utilities stocks that meet the fund's investment criteria. The benchmark's composition is approximately 50%
electric and natural gas, 45% telecommunications, and 5% other utilities-related companies.

The LIPPER UTILITY FUND INDEX tracks the performance of the 10 largest funds in
Lipper Inc.'s utilities fund category. Each fund in the category is at least 65%
invested in utilities stocks.

The RUSSELL 1000 INDEX is a market-capitalization weighted, large-cap index created by Frank Russell Company to measure the performance of the 1,000 largest companies in the Russell 3000 Index (the 3,000 largest publicly traded U.S.
companies, based on total market capitalization).

The RUSSELL 1000 UTILITIES INDEX, a sub-index of the Russell 1000 Index, is a capitalization-weighted index of companies in industries heavily affected by government regulation including, among others, basic public service providers
(electricity, gas and water), telecommunication services, and oil and gas companies.

The NASDAQ COMPOSITE INDEX is a market-value weighted index of all domestic and international common stocks listed on the Nasdaq stock market.

The S&P 500 INDEX is a market-value weighted index of the stocks of 500 publicly traded U.S. companies chosen for market size, liquidity, and industry group representation that are considered to be leading firms in dominant industries.
Each stock's weight in the index is proportionate to its market value. Created by Standard & Poor's, it is considered to be a broad measure of U.S. stock market performance.

------
19

Notes

------
20

[inside back cover - blank]

[back cover]

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR RELATIONS:
1-800-345-2021 or 816-531-5575

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL ADVISORS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS, INC.

INVESTMENT MANAGER:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

The American Century logo, American Century and American Century Investments are service marks of American Century Services Corporation.

0408                                  American Century Investment Services, Inc.
SH-SAN-38979N                      (c)2004 American Century Services Corporation

ITEM 2.   CODE OF ETHICS.

          Not applicable for semiannual report filings.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

          Not applicable for semiannual report filings.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

          Not applicable for semiannual report filings.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

          Not applicable.

ITEM 6.   [RESERVED]

ITEM 7.   DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
          MANAGEMENT INVESTMENT COMPANIES.

          Not applicable.

ITEM 8.   PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
          COMPANY AND AFFILIATED PURCHASERS.

          Not applicable.

ITEM 9.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

          The registrant  does not currently  have in place  procedures by which shareholders may recommend nominees to the registrant's board.

ITEM 10.  CONTROLS AND PROCEDURES.

(a)       The registrant's  principal  executive officer and principal financial officer have concluded that the registrant's  disclosure  controls and procedures (as defined in Rule 30a-3(c)  under the Investment  Company
          Act of 1940) are effective based on their evaluation of these controls and  procedures as of a date within 90 days of the filing date of this report.

(b)       There  were no  changes  in the  registrant's  internal  control  over financial  reporting (as defined in Rule 30a-3(d) under the Investment
          Company Act of 1940) that occurred during the registrant's last fiscal half-year that have materially  affected,  or are reasonably likely to materially  affect,  the registrant's  internal control over financial reporting.

ITEM 11.  EXHIBITS.

(a)(1)    Not applicable for semiannual report filings.

(a)(2)    Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment
          Company Act of 1940, are filed and attached hereto as Exhibit
          99.302CERT.

(a)(3)    Not applicable.

(b)       A certification by the registrant's chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  American Century Quantitative Equity Funds, Inc.

By:    /s/ William M. Lyons
       ----------------------------------------------
       Name:    William M. Lyons
       Title:   President

Date:  August 30, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:    /s/ William M. Lyons
       ----------------------------------------------
       Name:    William M. Lyons
       Title:   President
                (principal executive officer)

Date:  August 30, 2004

By:    /s/ William M. Lyons
       ----------------------------------------------
       Name:    Maryanne L. Roepke
       Title:   Sr. Vice President, Treasurer, and
                Chief Accounting Officer
                (principal financial officer)

Date:  August 30, 2004